Schedule of Investments (unaudited)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24(a)	$4,702	$4,607,468
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	11,844	11,403,752
3.65%, 11/01/24 (Call 08/01/24)(a)	10,099	9,862,942
WPP Finance 2010, 3.75%, 09/19/24	8,144	7,868,987
		33,743,149
Aerospace & Defense — 1.3%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(a)(b)	5,325	4,976,158
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	500	542,812
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	3,782	3,686,848
3.85%, 12/15/25 (Call 09/15/25)(a)(b)	6,888	6,637,768
Boeing Co. (The)
1.43%, 02/04/24 (Call 12/12/22)	18,909	18,050,422
1.95%, 02/01/24	2,015	1,938,629
2.20%, 02/04/26 (Call 02/04/23)	43,381	39,433,998
2.25%, 06/15/26 (Call 03/15/26)(a)	4,825	4,348,280
2.50%, 03/01/25 (Call 12/01/24)	2,598	2,444,911
2.60%, 10/30/25 (Call 07/30/25)(a)	3,090	2,862,742
2.70%, 02/01/27 (Call 12/01/26)(a)	9,598	8,670,777
2.75%, 02/01/26 (Call 01/01/26)	6,733	6,232,682
2.80%, 03/01/24 (Call 02/01/24)(a)	8,274	8,028,787
2.80%, 03/01/27 (Call 12/01/26)(a)	1,084	981,420
2.85%, 10/30/24 (Call 07/30/24)	4,781	4,588,950
3.10%, 05/01/26 (Call 03/01/26)	5,904	5,504,115
4.88%, 05/01/25 (Call 04/01/25)	27,083	26,831,790
5.04%, 05/01/27 (Call 03/01/27)(a)	13,691	13,558,165
7.95%, 08/15/24	1,937	2,003,435
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	4,530	4,040,070
2.13%, 08/15/26 (Call 05/15/26)(a)	4,392	4,048,155
2.38%, 11/15/24 (Call 09/15/24)	4,814	4,597,741
2.63%, 11/15/27 (Call 08/15/27)	100	91,567
3.25%, 04/01/25 (Call 03/01/25)	6,910	6,717,484
3.50%, 05/15/25 (Call 03/15/25)(a)	6,789	6,644,682
3.50%, 04/01/27 (Call 02/01/27)	4,732	4,542,150
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)(a)	6,640	6,496,818
3.85%, 12/15/26 (Call 09/15/26)(a)	2,179	2,094,054
3.95%, 05/28/24 (Call 02/28/24)(a)	3,376	3,319,793
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	8,134	7,949,208
4.95%, 10/15/25(a)	4,020	4,066,064
5.10%, 11/15/27(a)	9,215	9,478,519
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	13,432	12,915,669
3.20%, 02/01/27 (Call 11/01/26)	4,372	4,117,176
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)(a)	5,906	5,477,464
3.13%, 05/04/27 (Call 02/04/27)(a)	7,990	7,486,873
3.20%, 03/15/24 (Call 01/15/24)	7,276	7,143,365
3.50%, 03/15/27 (Call 12/15/26)	7,044	6,623,846
3.95%, 08/16/25 (Call 06/16/25)	13,339	13,117,623
7.20%, 08/15/27(a)	2,000	2,207,729
		284,498,739
Security	Par (000)	Value

Agriculture — 1.2%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)(a)	$7,905	$7,415,696
2.63%, 09/16/26 (Call 06/16/26)(a)	3,647	3,349,481
3.80%, 02/14/24 (Call 01/14/24)	1,163	1,143,148
4.00%, 01/31/24(a)	7,387	7,298,040
4.40%, 02/14/26 (Call 12/14/25)(a)	8,816	8,664,121
Archer-Daniels-Midland Co., 2.50%, 08/11/26
(Call 05/11/26)	5,788	5,393,742
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	9,849	9,416,091
3.22%, 08/15/24 (Call 06/15/24)(a)	21,515	20,750,026
3.22%, 09/06/26 (Call 07/06/26)(a)	7,749	7,192,737
3.56%, 08/15/27 (Call 05/15/27)	24,518	22,363,802
4.70%, 04/02/27 (Call 02/02/27)(a)	8,490	8,185,812
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	11,521	10,212,546
3.95%, 06/15/25(b)	12,042	11,605,084
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	5,847	5,323,118
3.25%, 08/15/26 (Call 05/15/26)(a)	6,154	5,771,167
3.75%, 09/25/27 (Call 06/25/27)	3,835	3,600,845
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(a)(b)	5,185	4,921,079
0.75%, 02/02/26 (Call 01/02/26)(a)(b)	3,098	2,742,588
3.50%, 04/22/25 (Call 04/22/23)(a)(b)	1,465	1,424,559
3.63%, 04/22/27 (Call 03/22/27)(a)(b)	3,600	3,472,920
4.88%, 10/10/25 (Call 09/10/25)(b)	3,470	3,470,356
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	8,797	8,389,869
3.50%, 07/26/26 (Call 05/26/26)(b)	5,895	5,428,194
4.25%, 07/21/25 (Call 04/21/25)(b)	12,451	11,885,030
6.13%, 07/27/27 (Call 06/27/27)(b)	6,972	6,973,563
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	6,168	5,429,057
1.50%, 05/01/25 (Call 04/01/25)	6,764	6,257,255
2.75%, 02/25/26 (Call 11/25/25)(a)	5,857	5,512,003
2.88%, 05/01/24 (Call 04/01/24)	9,728	9,437,763
3.13%, 08/17/27 (Call 05/17/27)(a)	3,265	3,018,351
3.25%, 11/10/24	7,708	7,447,998
3.38%, 08/11/25 (Call 05/11/25)(a)	6,313	6,060,421
5.00%, 11/17/25	8,000	7,994,202
5.13%, 11/15/24	8,230	8,227,636
5.13%, 11/17/27	7,940	7,956,788
Reynolds American Inc., 4.45%, 06/12/25
(Call 03/12/25)(a)	19,874	19,516,307
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	4,895	4,218,099
4.90%, 04/21/27 (Call 03/21/27)(a)(b)	3,225	3,016,348
		280,485,842
Airlines — 0.4%
Delta Air Lines Inc., 7.00%, 05/01/25(b)	17,495	17,827,193
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(a)(b)	16,910	16,473,772
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27
(Call 06/30/23)(a)(b)	18,045	17,954,843
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)(a)	1,972	1,816,083
5.13%, 06/15/27 (Call 04/15/27)(a)	13,936	14,021,126

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
5.25%, 05/04/25 (Call 04/04/25)(a)	$11,565	$11,629,761
		79,722,778
Apparel — 0.2%
Michael Kors USA Inc., 4.25%, 11/01/24
(Call 09/01/24)(a)(b)	3,495	3,289,669
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	7,037	6,548,566
2.40%, 03/27/25 (Call 02/27/25)(a)	9,731	9,318,221
2.75%, 03/27/27 (Call 01/27/27)(a)	7,063	6,638,075
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	5,674	5,507,844
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	4,121	4,026,860
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)(a)	3,615	3,362,912
4.25%, 04/01/25 (Call 01/01/25)(a)	303	295,501
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(a)	8,348	7,821,227
2.80%, 04/23/27 (Call 02/23/27)(a)	3,416	3,109,533
		49,918,408
Auto Manufacturers — 3.5%
American Honda Finance Corp.
0.55%, 07/12/24(a)	5,649	5,266,204
0.75%, 08/09/24(a)	2,835	2,650,418
1.00%, 09/10/25(a)	4,105	3,716,646
1.20%, 07/08/25(a)	6,671	6,092,331
1.30%, 09/09/26	7,555	6,701,677
1.50%, 01/13/25(a)	10,397	9,742,522
2.15%, 09/10/24	8,260	7,876,186
2.30%, 09/09/26(a)	4,757	4,348,321
2.35%, 01/08/27(a)	2,074	1,889,300
2.40%, 06/27/24	6,465	6,220,688
2.90%, 02/16/24	5,209	5,084,000
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(a)(b)	4,864	4,666,782
BMW U.S. Capital LLC
0.75%, 08/12/24(a)(b)	5,020	4,682,706
0.80%, 04/01/24(b)	6,725	6,374,468
1.25%, 08/12/26 (Call 07/12/26)(b)	6,316	5,539,719
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	7,543	7,079,811
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	8,821	8,606,886
3.25%, 04/01/25(a)(b)	955	923,591
3.30%, 04/06/27 (Call 01/06/27)(a)(b)	1,170	1,097,939
3.45%, 04/01/27 (Call 03/01/27)(a)(b)	5,775	5,491,660
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	14,977	14,656,949
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	5,994	5,411,312
Daimler Finance North America LLC
0.75%, 03/01/24(a)(b)	3,783	3,580,811
1.45%, 03/02/26(b)	9,604	8,583,051
2.13%, 03/10/25(a)(b)	4,142	3,880,166
2.70%, 06/14/24(b)	7,954	7,665,952
3.30%, 05/19/25(a)(b)	5,847	5,607,166
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(a)(b)	5,868	5,454,669
2.00%, 12/14/26(b)	9,348	8,197,534
3.50%, 04/07/25(a)(b)	6,290	6,045,411
3.65%, 04/07/27(a)(b)	4,643	4,315,797
General Motors Co.
4.00%, 04/01/25(a)	4,546	4,427,560
4.20%, 10/01/27 (Call 07/01/27)(a)	3,440	3,274,029
6.13%, 10/01/25 (Call 09/01/25)(a)	14,902	15,096,974
6.80%, 10/01/27 (Call 08/01/27)(a)	4,912	5,158,090
Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
1.05%, 03/08/24	$7,648	$7,234,952
1.20%, 10/15/24(a)	7,400	6,829,645
1.25%, 01/08/26 (Call 12/08/25)	13,007	11,399,248
1.50%, 06/10/26 (Call 05/10/26)	10,868	9,416,493
2.35%, 02/26/27 (Call 01/26/27)(a)	7,470	6,578,128
2.70%, 08/20/27 (Call 06/20/27)	5,658	4,989,764
2.75%, 06/20/25 (Call 05/20/25)(a)	10,971	10,327,930
2.90%, 02/26/25 (Call 01/26/25)	11,138	10,524,131
3.50%, 11/07/24 (Call 09/07/24)	6,891	6,650,902
3.80%, 04/07/25(a)	2,913	2,814,995
3.95%, 04/13/24 (Call 02/13/24)(a)	10,823	10,639,742
4.00%, 01/15/25 (Call 10/15/24)	8,227	8,005,901
4.00%, 10/06/26 (Call 07/06/26)	7,037	6,625,166
4.30%, 07/13/25 (Call 04/13/25)(a)	7,941	7,711,274
4.35%, 04/09/25 (Call 02/09/25)(a)	8,085	7,912,955
4.35%, 01/17/27 (Call 10/17/26)	10,190	9,715,985
5.00%, 04/09/27 (Call 03/09/27)(a)	8,923	8,723,231
5.25%, 03/01/26 (Call 12/01/25)	11,430	11,323,628
6.05%, 10/10/25(a)	10,100	10,188,303
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(a)(b)	3,980	3,551,305
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	7,725	7,269,932
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)(a)	3,866	3,670,366
2.53%, 03/10/27 (Call 02/10/27)	10,425	9,573,785
Hyundai Capital America
0.88%, 06/14/24(a)(b)	9,585	8,903,894
1.00%, 09/17/24(b)	10,128	9,301,448
1.30%, 01/08/26 (Call 12/08/25)(b)	7,187	6,248,809
1.50%, 06/15/26 (Call 05/15/26)(a)(b)	7,014	6,052,679
1.65%, 09/17/26 (Call 08/17/26)(a)(b)	8,638	7,428,131
1.80%, 10/15/25 (Call 09/15/25)(a)(b)	6,064	5,415,844
2.38%, 10/15/27 (Call 08/15/27)(a)(b)	2,550	2,162,290
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	4,432	4,138,530
2.75%, 09/27/26(a)(b)	3,439	3,063,658
3.00%, 02/10/27 (Call 12/10/26)(b)	2,914	2,587,800
3.40%, 06/20/24(a)(b)	3,402	3,274,538
3.50%, 11/02/26 (Call 09/02/26)(b)	5,981	5,468,136
4.30%, 02/01/24(a)(b)	3,626	3,568,072
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	4,862	4,866,516
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)(b)	2,511	2,187,486
2.13%, 04/24/25(b)	200	182,364
2.50%, 01/24/27(a)(b)	3,580	3,137,935
3.63%, 08/29/27(a)(b)	2,100	1,897,308
Kia Corp.
1.00%, 04/16/24(a)(b)	5,220	4,897,648
1.75%, 10/16/26(a)(b)	2,695	2,321,498
2.38%, 02/14/25(b)	1,225	1,131,647
2.75%, 02/14/27(b)	4,255	3,742,425
3.25%, 04/21/26(b)	855	790,802
3.50%, 10/25/27(b)	335	298,885
Mercedes-Benz Finance North America LLC
3.25%, 08/01/24(a)(b)	4,568	4,428,533
3.45%, 01/06/27(a)(b)	580	547,847
3.50%, 08/03/25(a)(b)	4,568	4,383,700
3.65%, 02/22/24(a)(b)	7,294	7,158,272
5.25%, 11/29/27(a)(b)	1,140	1,151,634
5.38%, 11/26/25(b)	3,000	3,021,591

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.50%, 11/27/24(b)	$2,395	$2,411,570
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	7,503	6,793,519
1.85%, 09/16/26 (Call 08/16/26)(a)(b)	8,823	7,362,463
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	1,894	1,764,116
2.00%, 03/09/26 (Call 02/09/26)(b)	7,848	6,738,977
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	12,232	11,332,563
4.35%, 09/17/27 (Call 07/17/27)(b)	14,050	12,658,704
PACCAR Financial Corp.
0.35%, 02/02/24	1,752	1,664,049
0.50%, 08/09/24	3,194	2,973,068
0.90%, 11/08/24(a)	4,230	3,929,673
1.10%, 05/11/26(a)	2,792	2,498,634
1.80%, 02/06/25	2,554	2,412,638
2.00%, 02/04/27(a)	1,857	1,684,285
2.15%, 08/15/24(a)	3,828	3,659,557
2.85%, 04/07/25	195	187,674
3.15%, 06/13/24(a)	1,710	1,672,567
3.55%, 08/11/25	3,280	3,198,551
4.95%, 10/03/25	3,015	3,037,904
Stellantis Finance U.S. Inc., 1.71%, 01/29/27
(Call 12/29/26)(b)	7,215	6,231,316
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	11,417	10,810,655
1.34%, 03/25/26 (Call 02/25/26)(a)	6,902	6,221,355
2.36%, 07/02/24	3,723	3,589,330
Toyota Motor Credit Corp.
0.50%, 06/18/24(a)	10,666	9,976,421
0.63%, 09/13/24(a)	6,225	5,793,751
0.80%, 10/16/25(a)	8,984	8,065,316
0.80%, 01/09/26(a)	6,791	6,062,810
1.13%, 06/18/26(a)	9,090	8,080,138
1.15%, 08/13/27(a)	955	816,702
1.45%, 01/13/25(a)	9,826	9,224,408
1.80%, 02/13/25(a)	11,248	10,595,238
1.90%, 01/13/27	9,580	8,603,225
2.00%, 10/07/24	5,521	5,255,525
2.50%, 03/22/24(a)	826	802,422
2.90%, 04/17/24(a)	6,607	6,439,030
3.00%, 04/01/25(a)	10,511	10,129,066
3.05%, 03/22/27(a)	9,565	8,984,822
3.20%, 01/11/27	1,235	1,169,014
3.40%, 04/14/25	4,401	4,277,267
3.65%, 08/18/25	8,475	8,257,862
3.95%, 06/30/25(a)	12,455	12,240,225
4.40%, 09/20/24	12,125	12,055,832
4.55%, 09/20/27	10,855	10,776,677
5.40%, 11/10/25	2,000	2,033,742
5.45%, 11/10/27	2,000	2,056,392
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(a)(b)	10,516	9,415,596
1.63%, 11/24/27 (Call 09/24/27)(a)(b)	500	423,610
2.85%, 09/26/24(a)(b)	6,325	6,059,136
3.20%, 09/26/26(b)	2,606	2,429,494
3.35%, 05/13/25(b)	10,010	9,584,500
3.95%, 06/06/25(a)(b)	5,050	4,907,398
4.35%, 06/08/27 (Call 05/08/27)(a)(b)	7,710	7,461,411
Security	Par (000)	Value

Auto Manufacturers (continued)
4.63%, 11/13/25(b)	$6,179	$6,101,335
		801,756,540
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23).	3,050	2,868,635
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	6,620	5,942,146
3.38%, 03/15/25 (Call 12/15/24)(a)	4,747	4,578,761
5.00%, 10/01/25(b)	6,869	6,745,905
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	4,417	3,870,796
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)(a)	2,028	1,894,930
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)(a)	6,758	6,613,984
4.15%, 10/01/25 (Call 07/01/25)(a)	1,875	1,839,647
		34,354,804
Banks — 34.6%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(b)(c)	5,830	5,013,595
4.75%, 07/28/25(a)(b)	11,614	11,146,304
4.80%, 04/18/26(b)	8,791	8,366,817
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)(c)	6,767	6,514,669
7.58%, 10/14/26 (Call 10/14/25)(a)(b)(c)	8,050	8,166,122
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32
(Call 08/11/27)(a)(b)(c)	2,855	2,757,973
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	6,411	5,620,134
2.17%, 02/18/25(b)	2,730	2,562,410
3.40%, 03/19/24(b)	5,802	5,678,326
3.45%, 07/17/27(a)(b)	2,529	2,351,559
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	5,308	4,664,962
3.13%, 05/23/24(a)(b)	4,015	3,896,438
5.40%, 11/29/27(b)	7,400	7,455,372
Associated Banc-Corp, 4.25%, 01/15/25
(Call 10/15/24)	1,620	1,577,472
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	9,523	8,514,825
4.40%, 05/19/26(b)	11,194	10,673,602
4.50%, 03/19/24(a)(b)	3,168	3,123,309
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	6,378	6,191,970
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	7,388	6,612,954
5.86%, 09/14/26 (Call 09/14/25)(a)(c)	7,610	7,576,723
6.14%, 09/14/28 (Call 09/14/27)(a)(c)	5,500	5,494,407
Banco de Bogota SA, 4.38%, 08/03/27
(Call 05/03/27)(a)(b)	255	227,843
Banco de Credito del Peru SA
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	4,519	4,270,579
3.15%, 07/01/30 (Call 07/01/25)(b)(c)	5,703	5,198,855
3.25%, 09/30/31 (Call 09/30/26)(b)(c)	3,325	2,877,821
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(b)	200	182,694
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(a)(b)	4,700	4,582,735
4.38%, 04/11/27 (Call 01/11/27)(b)	1,810	1,711,102
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(b)	245	222,999
Banco Santander Chile, 2.70%, 01/10/25
(Call 12/10/24)(b)	5,039	4,774,452

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)	$12,529	$12,435,032
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(c)	12,481	10,692,758
1.85%, 03/25/26	11,578	10,203,741
2.71%, 06/27/24	16,394	15,747,753
2.75%, 05/28/25(a)	14,426	13,557,005
3.50%, 03/24/25	8,442	8,120,063
3.89%, 05/24/24	12,045	11,801,184
4.18%, 03/24/28 (Call 03/24/27)(c)	12,145	11,256,116
4.25%, 04/11/27	9,167	8,615,159
5.15%, 08/18/25	3,810	3,785,855
5.18%, 11/19/25	11,292	11,092,285
5.29%, 08/18/27	12,546	12,174,230
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)(a)	4,500	4,187,627
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(b)	4,765	4,692,095
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24),
(1 day SOFR + 0.690%)(c)	14,178	13,243,819
0.98%, 09/25/25 (Call 09/25/24),
(1 day SOFR + 0.910%)(a)(c)	10,651	9,756,625
1.20%, 10/24/26 (Call 10/24/25),
(1 day SOFR + 1.010%)(a)(c)	23,889	21,206,704
1.32%, 06/19/26 (Call 06/19/25),
(1 day SOFR + 1.150%)(c)	25,304	22,831,424
1.53%, 12/06/25 (Call 12/06/24),
(1 day SOFR + 0.650%)(c)	8,975	8,243,306
1.73%, 07/22/27 (Call 07/22/26),
(1 day SOFR + 0.960%)(c)	52,614	46,101,702
1.84%, 02/04/25 (Call 02/04/24),
(1 day SOFR + 0.670%)(c)	14,675	14,014,566
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(c)	15,297	14,175,561
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(c)	24,681	23,222,578
2.55%, 02/04/28 (Call 02/04/27),
(1 day SOFR + 1.050%)(c)	27,880	24,941,698
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(c)	16,210	15,466,752
3.25%, 10/21/27 (Call 10/21/26)	4,200	3,871,737
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(c)	17,876	17,095,668
3.38%, 04/02/26 (Call 04/02/25),
(1 day SOFR + 1.330%)(a)(c)	17,000	16,187,816
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(a)(c)	18,566	18,073,379
3.50%, 04/19/26	12,608	12,088,946
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(c)	19,021	17,941,430
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(c)	10,580	9,809,461
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(c)	11,153	10,389,058
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(c)	12,239	11,516,427
3.84%, 04/25/25 (Call 04/25/24),
(1 day SOFR + 1.110%)(c)	16,370	15,964,318
3.88%, 08/01/25	13,648	13,456,312
4.00%, 04/01/24(a)	18,443	18,299,996
Security	Par (000)	Value

Banks (continued)
4.00%, 01/22/25(a)	$20,600	$20,196,477
4.20%, 08/26/24	25,419	25,062,806
4.25%, 10/22/26(a)	14,523	14,220,222
4.38%, 04/27/28 (Call 04/27/27),
(1 day SOFR + 1.580%)(c)	26,560	25,501,154
4.45%, 03/03/26(a)	15,927	15,665,092
4.83%, 07/22/26 (Call 07/22/25)(c)	27,737	27,374,870
4.95%, 07/22/28 (Call 07/22/27)(c)	25,095	24,600,160
6.20%, 11/10/28 (Call 11/10/27)(c)	9,245	9,562,242
6.22%, 09/15/26(a)	1,119	1,158,223
Series L, 3.95%, 04/21/25(a)	20,215	19,756,456
Series L, 4.18%, 11/25/27 (Call 11/25/26)	150	142,908
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1 day SOFR + 0.910%)(c)	20,631	18,281,080
Bank of China Ltd., 5.00%, 11/13/24(b)	26,800	26,557,996
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26)(b)(c)	7,276	6,033,769
6.25%, 09/16/26 (Call 09/16/25)(b)(c)	7,925	7,765,084
Bank of Montreal
0.63%, 07/09/24(a)	15,890	14,823,142
0.95%, 01/22/27 (Call 01/22/26),
(1 day SOFR + 0.603%)(a)(c)	4,933	4,369,739
1.25%, 09/15/26	17,079	14,980,259
1.50%, 01/10/25	15,015	13,997,792
1.85%, 05/01/25(a)	9,251	8,645,094
2.15%, 03/08/24(a)	9,430	9,112,611
2.50%, 06/28/24	14,269	13,732,822
2.65%, 03/08/27(a)	13,450	12,342,611
3.70%, 06/07/25(a)	13,030	12,696,269
4.34%, 10/05/28 (Call 10/05/23)(c)	4,460	4,374,900
4.80%, (Call 08/25/24)(a)(c)(d)	2,814	2,443,126
Series E, 3.30%, 02/05/24	12,578	12,346,836
Series H, 4.25%, 09/14/24(a)	5,162	5,096,063
Series H, 4.70%, 09/14/27 (Call 08/14/27)	7,605	7,525,211
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	6,346	5,981,675
0.75%, 01/28/26 (Call 12/28/25)(a)	3,316	2,948,855
1.05%, 10/15/26 (Call 09/15/26)(a)	6,426	5,596,043
1.60%, 04/24/25 (Call 03/24/25)	11,357	10,545,206
2.05%, 01/26/27 (Call 12/26/26)(a)	7,560	6,817,853
2.10%, 10/24/24(a)	9,305	8,864,898
2.45%, 08/17/26 (Call 05/17/26)	5,972	5,527,056
2.80%, 05/04/26 (Call 02/04/26)	5,700	5,376,505
3.25%, 09/11/24 (Call 08/11/24)(a)	5,742	5,593,315
3.25%, 05/16/27 (Call 02/16/27)(a)	3,283	3,117,490
3.35%, 04/25/25 (Call 03/25/25)(a)	9,705	9,405,117
3.40%, 05/15/24 (Call 04/15/24)(a)	4,717	4,627,836
3.43%, 06/13/25 (Call 06/13/24)(c)	7,587	7,417,097
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(a)(c)	4,250	3,994,685
3.95%, 11/18/25 (Call 10/18/25)	4,727	4,648,471
3.99%, 06/13/28 (Call 06/13/27)(a)(c)	7,775	7,467,359
4.41%, 07/24/26 (Call 07/24/25)(a)(c)	8,450	8,330,620
5.22%, 11/21/25	2,505	2,506,774
5.80%, 10/25/28(a)	4,485	4,652,757
Series 12, 3.65%, 02/04/24 (Call 01/05/24)(a)	6,537	6,448,875
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	8,500	8,207,736
Series J, 0.85%, 10/25/24 (Call 09/25/24)(a)	7,535	6,994,582
Bank of New Zealand
1.00%, 03/03/26(a)(b)	4,214	3,698,687

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.00%, 02/21/25(a)(b)	$4,878	$4,558,910
2.29%, 01/27/27(b)	3,480	3,106,648
3.50%, 02/20/24(b)	5,732	5,630,142
Bank of Nova Scotia (The)
0.65%, 07/31/24	10,876	10,116,382
0.70%, 04/15/24	11,935	11,249,556
1.05%, 03/02/26	9,006	7,980,663
1.30%, 06/11/25(a)	7,684	7,024,499
1.30%, 09/15/26(a)	9,716	8,539,582
1.35%, 06/24/26	9,133	8,120,318
1.45%, 01/10/25	10,605	9,874,880
1.95%, 02/02/27(a)	5,750	5,122,198
2.20%, 02/03/25	9,703	9,140,644
2.44%, 03/11/24	6,370	6,176,188
2.70%, 08/03/26	13,342	12,416,509
2.95%, 03/11/27(a)	6,801	6,267,379
3.40%, 02/11/24(a)	9,473	9,309,730
3.45%, 04/11/25	13,452	13,015,914
4.50%, 12/16/25(a)	10,247	10,119,060
4.90%, (Call 06/04/25)(c)(d)	9,565	9,110,662
5.25%, 12/06/24	3,000	2,997,240
8.63%, 10/27/82	4,010	4,124,756
Series 2, 3.63%, 10/27/81 (Call 10/27/26)(c)	4,120	2,973,191
Bank One Michigan, 8.25%, 11/01/24	420	442,087
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3 mo. SOFR + 2.090%)(c)	920	782,458
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	1,575	1,562,181
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(a)(b)	7,772	7,342,462
1.00%, 02/04/25(b)	7,583	6,923,278
1.60%, 10/04/26(b)	8,720	7,596,807
2.38%, 11/21/24(a)(b)	8,324	7,858,637
4.52%, 07/13/25(a)(b)	4,345	4,275,077
4.75%, 07/13/27(b)	4,945	4,809,560
Barclays Bank PLC, 3.75%, 05/15/24(a)	3,881	3,810,463
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)(c)	13,238	12,518,364
2.28%, 11/24/27 (Call 11/24/26)(c)	17,255	14,841,281
2.85%, 05/07/26 (Call 05/07/25), (1 day SOFR + 2.714%)(c)	13,319	12,280,313
3.65%, 03/16/25(a)	13,285	12,671,768
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(c)	15,962	15,396,941
4.38%, 09/11/24(a)	10,243	9,976,192
4.38%, 01/12/26(a)	18,584	17,873,302
5.20%, 05/12/26(a)	15,385	14,917,138
5.30%, 08/09/26 (Call 08/09/25)(c)	8,075	7,940,960
5.50%, 08/09/28 (Call 08/09/27)(c)	13,115	12,699,508
7.33%, 11/02/26 (Call 11/02/25)(c)	6,205	6,380,276
7.39%, 11/02/28 (Call 11/02/27)(c)	7,050	7,293,456
BBVA Bancomer SA/Texas
1.88%, 09/18/25(b)	4,085	3,707,137
4.38%, 04/10/24(b)	270	266,287
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)(c)	15,168	13,174,870
1.68%, 06/30/27 (Call 06/30/26)(a)(b)(c)	14,068	12,135,218
1.90%, 09/30/28 (Call 09/30/27), (1 day SOFR + 1.609%)(b)(c)	9,070	7,470,475
2.22%, 06/09/26 (Call 06/09/25)(a)(b)(c)	16,899	15,519,518
2.59%, 01/20/28 (Call 01/20/27)(a)(b)(c)	12,990	11,353,750

Security	Par (000)	Value

Banks (continued)
2.82%, 11/19/25 (Call 11/19/24)(a)(b)(c)	$16,974	$15,975,427
3.38%, 01/09/25(a)(b)	18,417	17,699,852
3.50%, 11/16/27(a)(b)	600	542,654
4.25%, 10/15/24(a)	10,693	10,436,030
4.38%, 09/28/25(a)(b)	8,882	8,477,878
4.38%, 05/12/26(a)(b)	7,565	7,194,795
4.63%, 03/13/27(a)(b)	9,956	9,461,445
4.71%, 01/10/25 (Call 01/10/24)(b)(c)	17,944	17,735,598
BPCE SA
1.00%, 01/20/26(a)(b)	12,108	10,634,954
1.63%, 01/14/25(a)(b)	11,420	10,604,651
1.65%, 10/06/26 (Call 10/06/25)(a)(b)(c)	10,152	8,936,179
2.05%, 10/19/27 (Call 10/19/26)(a)(b)(c)	10,225	8,762,382
2.38%, 01/14/25(b)	12,481	11,577,240
3.38%, 12/02/26(a)	3,990	3,689,444
3.50%, 10/23/27(a)(b)	1,560	1,384,219
4.00%, 04/15/24(a)	15,960	15,687,210
4.50%, 03/15/25(b)	11,471	10,989,477
4.63%, 07/11/24(a)(b)	9,357	9,087,893
4.75%, 07/19/27(a)(b)	7,410	7,215,161
4.88%, 04/01/26(b)	5,243	5,003,711
5.15%, 07/21/24(a)(b)	13,187	12,930,677
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)(c)	1,334	1,263,557
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	10,118	9,082,396
1.00%, 10/18/24(a)	9,054	8,424,537
1.25%, 06/22/26 (Call 05/22/26)	4,047	3,561,261
2.25%, 01/28/25	8,552	8,075,062
3.10%, 04/02/24(a)	7,981	7,786,797
3.30%, 04/07/25	6,660	6,417,328
3.45%, 04/07/27	6,875	6,475,609
3.95%, 08/04/25	7,675	7,466,100
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1 day SOFR + 0.911%)(a)(c)	3,891	3,619,830
CIMB Bank Bhd, 2.13%, 07/20/27(b)	3,915	3,456,999
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (1 day SOFR + 0.669%)(c)	10,451	9,749,697
1.12%, 01/28/27 (Call 01/28/26), (1 day SOFR + 0.765%)(c)	22,876	19,954,455
1.28%, 11/03/25 (Call 11/03/24), (1 day SOFR + 0.528%)(c)	5,927	5,433,171
1.46%, 06/09/27 (Call 06/09/26), (1 day SOFR + 0.770%)(c)	24,501	21,327,702
2.01%, 01/25/26 (Call 01/25/25), (1 day SOFR + 0.694%)(c)	12,615	11,712,357
3.07%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.280%)(c)	19,865	18,050,112
3.11%, 04/08/26 (Call 04/08/25), (1 day SOFR + 2.842%)(a)(c)	31,875	30,234,344
3.20%, 10/21/26 (Call 07/21/26)	26,587	24,827,446
3.29%, 03/17/26 (Call 03/17/25), (1 day SOFR + 1.528%)(c)	11,557	10,984,927
3.30%, 04/27/25(a)	11,718	11,357,053
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	27,180	26,283,738
3.40%, 05/01/26	12,061	11,494,985
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)(c)	13,602	12,445,141

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(c)	$18,990	$17,583,854
3.70%, 01/12/26	16,383	15,726,047
3.75%, 06/16/24(a)	6,359	6,266,519
3.88%, 03/26/25	14,497	14,174,313
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(c)	18,485	17,436,993
4.00%, 08/05/24(a)	7,090	6,947,683
4.14%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(a)(c)	7,735	7,591,450
4.30%, 11/20/26(a)	9,896	9,653,597
4.40%, 06/10/25	25,868	25,440,496
4.45%, 09/29/27(a)	22,400	21,574,350
4.60%, 03/09/26	11,112	10,955,314
4.66%, 05/24/28 (Call 05/24/27), (1 day SOFR + 1.887%)(a)(c)	13,030	12,682,832
5.50%, 09/13/25(a)	8,423	8,548,557
5.61%, 09/29/26 (Call 09/29/25)(a)(c)	13,160	13,206,140
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27)(c)	6,090	5,911,264
Citizens Bank NA/Providence RI
2.25%, 04/28/25 (Call 03/28/25)	7,196	6,697,933
3.75%, 02/18/26 (Call 11/18/25)	3,651	3,499,083
4.12%, 05/23/25 (Call 05/23/24)(c)	7,230	7,113,797
6.06%, 10/24/25	6,075	6,142,123
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)	3,845	3,574,600
4.30%, 12/03/25 (Call 11/03/25)	2,565	2,504,399
Comerica Bank
2.50%, 07/23/24(a)	4,269	4,086,004
4.00%, 07/27/25	2,123	2,057,670
Comerica Inc., 3.80%, 07/22/26	1,980	1,906,448
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	17,020	15,026,443
2.30%, 03/14/25(a)(b)	4,165	3,952,473
2.55%, 03/14/27(a)(b)	8,190	7,484,733
2.63%, 09/06/26(a)(b)	6,432	5,954,796
2.85%, 05/18/26(a)(b)	3,050	2,854,752
3.15%, 09/19/27(b)	5,500	5,115,399
3.35%, 06/04/24(a)(b)	4,119	4,027,105
4.50%, 12/09/25(a)(b)	1,417	1,388,259
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(a)(b)(c)	14,729	12,975,879
1.11%, 02/24/27 (Call 02/24/26)(a)(b)(c)	11,305	9,797,818
1.34%, 06/24/26 (Call 06/24/25)(b)(c)	6,174	5,526,872
1.98%, 12/15/27 (Call 12/15/26)(b)(c)	14,680	12,715,142
2.63%, 07/22/24(a)(b)	11,159	10,677,634
3.65%, 04/06/28 (Call 04/06/27)(a)(b)(c)	9,110	8,397,718
3.75%, 07/21/26(a)	10,436	9,796,296
4.38%, 08/04/25	11,668	11,338,884
4.66%, 08/22/28 (Call 08/22/27)(a)(b)(c)	5,468	5,275,909
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25(a)	8,050	7,493,486
3.38%, 05/21/25(a)	6,123	5,943,215
3.88%, 08/22/24	4,075	4,005,815
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	5,113	4,771,542
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(b)(c)	11,703	10,198,498
2.02%, 01/11/27(a)(b)	8,157	7,294,409
4.38%, 03/17/25(b)	9,663	9,268,363

Security	Par (000)	Value

Banks (continued)
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)(c)	$12,532	$11,356,135
2.38%, 01/22/25(a)(b)	1,379	1,299,006
3.25%, 10/04/24(a)(b)	16,155	15,572,018
3.88%, 04/15/24(a)(b)	7,991	7,857,273
4.13%, 01/10/27(a)(b)	7,970	7,545,991
Credit Suisse AG/New York NY
0.50%, 02/02/24	8,795	8,033,424
1.25%, 08/07/26	15,887	12,593,984
2.95%, 04/09/25	15,041	13,383,593
3.63%, 09/09/24	19,809	18,224,317
3.70%, 02/21/25	11,860	10,797,595
4.75%, 08/09/24	8,130	7,662,652
5.00%, 07/09/27	11,655	10,374,620
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(b)(c)	14,532	11,427,674
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	13,567	11,428,629
2.59%, 09/11/25 (Call 09/11/24)(b)(c)	9,958	8,821,680
3.75%, 03/26/25(a)	18,874	16,730,469
4.55%, 04/17/26	13,681	11,890,068
6.37%, 07/15/26 (Call 07/15/25)(b)(c)	8,115	7,525,587
6.44%, 08/11/28 (Call 08/11/27)(b)(c)	12,075	10,953,819
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24)(b)(c)	8,725	7,905,438
1.23%, 06/22/24 (Call 06/22/23)(b)	12,467	11,565,343
1.55%, 09/10/27 (Call 09/10/26)(b)(c)	3,840	3,289,817
1.62%, 09/11/26 (Call 09/11/25)(b)(c)	6,522	5,662,614
3.24%, 12/20/25 (Call 12/20/24)(a)(b)(c)	6,186	5,766,425
3.77%, 03/28/25 (Call 03/28/24)(a)(b)(c)	6,920	6,662,142
4.30%, 04/01/28 (Call 04/01/27)(a)(b)(c)	11,110	10,166,009
DBS Group Holdings Ltd.
1.17%, 11/22/24(a)(b)	4,055	3,761,540
1.19%, 03/15/27(a)(b)	2,860	2,467,894
4.52%, 12/11/28 (Call 12/11/23)(a)(b)(c)	1,682	1,660,476
Deutsche Bank AG
4.10%, 01/13/26(a)	1,038	995,963
4.50%, 04/01/25(a)	3,040	2,882,461
6.12%, 07/14/26 (Call 07/14/25)(a)(c)	9,965	9,787,476
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	7,287	7,136,106
Deutsche Bank AG/New York NY
0.90%, 05/28/24	10,568	9,884,352
1.45%, 04/01/25 (Call 04/01/24), (1 day SOFR + 1.131%)(c)	10,185	9,396,059
1.69%, 03/19/26(a)	8,032	7,133,404
2.13%, 11/24/26 (Call 11/24/25), (1 day SOFR + 1.870%)(c)	14,695	12,861,500
2.31%, 11/16/27 (Call 11/16/26), (1 day SOFR + 1.219%)(c)	13,830	11,552,233
2.55%, 01/07/28 (Call 01/07/27), (1 day SOFR + 1.318%)(c)	11,075	9,297,900
3.70%, 05/30/24(a)	8,462	8,199,697
3.96%, 11/26/25 (Call 11/26/24), (1 day SOFR + 2.581%)(c)	15,414	14,579,554
4.10%, 01/13/26(a)	2,810	2,680,611
4.16%, 05/13/25(a)	1,045	1,020,669
5.37%, 09/09/27(a)	3,940	3,903,639
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	8,382	7,920,558
3.45%, 07/27/26 (Call 04/27/26)	7,411	6,829,384
4.25%, 03/13/26	2,947	2,807,241

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24)(a)(b)(c)	$8,585	$7,878,687
1.13%, 09/16/26 (Call 09/16/25)(b)(c)	7,298	6,418,408
1.54%, 05/25/27 (Call 05/25/26)(b)(c)	9,268	8,084,577
1.61%, 03/30/28 (Call 03/30/27)(a)(b)(c)	4,285	3,643,288
5.90%, 10/09/26(a)	6,325	6,323,505
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(a)(b)	5,547	5,182,371
2.05%, 02/10/25(a)(b)	7,404	6,895,986
4.40%, 08/23/25(a)(b)	5,725	5,590,944
4.55%, 08/23/27(a)(b)	6,778	6,491,440
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1 day SOFR + 0.685%)(a)(c)	10,725	9,491,458
2.38%, 01/28/25 (Call 12/29/24)	5,695	5,376,472
2.55%, 05/05/27 (Call 04/05/27)	2,955	2,661,804
4.06%, 04/25/28 (Call 04/25/27)(a)(c)	7,775	7,320,049
6.36%, 10/27/28 (Call 10/27/27)(c)	6,130	6,347,890
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	1,535	1,382,743
3.85%, 03/15/26 (Call 02/15/26)	6,695	6,382,110
3.95%, 07/28/25 (Call 06/28/25)	5,482	5,372,974
5.85%, 10/27/25	2,000	2,016,134
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3 mo. SOFR + 2.465%)(a)(c)	2,835	2,683,288
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	1,394	1,348,341
First-Citizens Bank & Trust Co., 2.97%, 09/27/25 (Call 09/27/24), (3 mo. SOFR + 1.715%)(c)	2,422	2,282,524
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)(a)	1,305	1,293,573
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1 day SOFR + 0.609%)(c)	8,620	7,762,052
1.09%, 12/09/26 (Call 12/09/25), (1 day SOFR + 0.789%)(c)	15,732	13,858,918
1.43%, 03/09/27 (Call 03/09/26), (1 day SOFR + 0.798%)(c)	24,309	21,374,687
1.54%, 09/10/27 (Call 09/10/26), (1 day SOFR + 0.818%)(c)	28,970	25,030,634
1.76%, 01/24/25 (Call 01/24/24), (1 day SOFR + 0.730%)(c)	18,385	17,524,825
1.95%, 10/21/27 (Call 10/21/26), (1 day SOFR + 0.913%)(c)	30,073	26,327,212
2.64%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.114%)(c)	22,115	19,729,611
3.00%, 03/15/24(a)	17,810	17,349,296
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	21,596	20,790,901
3.50%, 01/23/25 (Call 10/23/24)(a)	21,907	21,300,636
3.50%, 04/01/25 (Call 03/01/25)	30,282	29,303,325
3.50%, 11/16/26 (Call 11/16/25)(a)	17,198	16,358,350
3.62%, 03/15/28 (Call 03/15/27), (1 day SOFR + 1.846%)(c)	22,485	20,911,790
3.63%, 02/20/24 (Call 01/20/24)(a)	13,089	12,867,448
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(c)	16,869	15,776,501
3.75%, 05/22/25 (Call 02/22/25)	20,847	20,252,086
3.75%, 02/25/26 (Call 11/25/25)(a)	14,687	14,212,602
3.85%, 07/08/24 (Call 04/08/24)(a)	19,043	18,717,673
3.85%, 01/26/27 (Call 01/26/26)	18,240	17,526,809
4.00%, 03/03/24	22,046	21,792,053

Security	Par (000)	Value

Banks (continued)
4.25%, 10/21/25(a)	$17,590	$17,246,552
4.39%, 06/15/27 (Call 06/15/26)(a)(c)	7,840	7,565,634
4.48%, 08/23/28 (Call 08/23/27)(c)	21,170	20,324,122
5.70%, 11/01/24(a)	17,555	17,765,286
5.95%, 01/15/27(a)	2,526	2,624,690
Hana Bank
1.25%, 12/16/26(b)	80	68,599
3.25%, 03/30/27(b)	5,000	4,588,137
3.50%, (Call 10/19/26)(a)(b)(c)(d)	2,360	2,006,000
3.50%, 01/30/24(b)	2,029	1,988,907
4.38%, 09/30/24(b)	500	485,955
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1 day SOFR + 0.708%)(c)	17,640	16,226,961
1.59%, 05/24/27 (Call 05/24/26), (1 day SOFR + 1.290%)(c)	15,170	12,997,714
1.65%, 04/18/26 (Call 04/18/25), (1 day SOFR + 1.538%)(a)(c)	17,658	15,867,113
2.01%, 09/22/28 (Call 09/22/27), (1 day SOFR + 1.732%)(c)	11,265	9,348,687
2.10%, 06/04/26 (Call 06/04/25), (1 day SOFR + 1.929%)(a)(c)	17,398	15,772,279
2.25%, 11/22/27 (Call 11/22/26), (1 day SOFR + 1.100%)(a)(c)	17,330	14,937,594
2.63%, 11/07/25 (Call 11/07/24), (1 day SOFR + 1.401%)(c)	17,172	15,965,159
3.00%, 03/10/26 (Call 03/10/25), (1 day SOFR + 1.430%)(a)(c)	10,886	10,159,521
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)(c)	20,525	19,878,246
3.90%, 05/25/26(a)	21,438	20,393,028
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(c)	14,000	12,830,327
4.18%, 12/09/25 (Call 12/09/24)(a)(c)	10,983	10,579,257
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)(c)	20,894	19,904,963
4.30%, 03/08/26	22,388	21,789,671
4.38%, 11/23/26	12,619	12,108,468
4.76%, 06/09/28 (Call 06/09/27)(c)	20,189	19,144,548
5.12%, 08/11/28 (Call 08/11/27)(c)	11,625	11,217,879
7.34%, 11/03/26 (Call 11/03/25)(a)(c)	16,700	17,440,352
7.39%, 11/03/28 (Call 11/03/27)(c)	15,320	16,066,726
HSBC USA Inc.
3.50%, 06/23/24(a)	7,178	7,008,680
3.75%, 05/24/24(a)	14,160	13,900,398
Huntington Bancshares Inc., 4.44%, 08/04/28 (Call 08/04/27)(c)	5,450	5,175,567
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	6,320	6,052,319
4.00%, 05/15/25 (Call 04/15/25)(a)	3,754	3,658,098
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27)(a)(c)	6,145	5,993,133
5.70%, 11/18/25 (Call 11/18/24)(c)	4,600	4,607,377
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	4,307	4,096,876
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	17,973	17,627,366
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	260	247,843
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)(c)	14,357	12,817,857

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.73%, 04/01/27 (Call 04/01/26), (1 day SOFR + 1.005%)(c)	$6,432	$5,677,420
3.55%, 04/09/24	7,511	7,346,671
3.87%, 03/28/26 (Call 03/28/25), (1 day SOFR + 1.640%)(c)	4,825	4,635,007
3.95%, 03/29/27	9,292	8,792,659
4.02%, 03/28/28 (Call 03/28/27), (1 day SOFR + 1.830%)(c)	9,900	9,237,711
4.63%, 01/06/26(a)(b)	15,511	15,160,421
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)(b)	2,870	2,572,488
5.25%, 01/12/24	1,402	1,382,714
7.00%, 11/21/25(a)(b)	3,200	3,254,740
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (1 day SOFR + 0.420%)(c)	8,047	7,550,987
0.77%, 08/09/25 (Call 08/09/24), (1 day SOFR + 0.490%)(c)	15,540	14,337,004
0.82%, 06/01/25 (Call 06/01/24), (1 day SOFR + 0.540%)(c)	21,955	20,417,942
0.97%, 06/23/25 (Call 06/23/24), (3 mo. SOFR + 0.580%)(c)	22,300	20,734,410
1.04%, 02/04/27 (Call 02/04/26), (3 mo. SOFR + 0.695%)(c)	21,297	18,559,894
1.05%, 11/19/26 (Call 11/19/25), (1 day SOFR + 0.800%)(a)(c)	23,233	20,494,656
1.05%, 06/23/27 (Call 12/23/25)	10	8,461
1.47%, 09/22/27 (Call 09/22/26), (1 day SOFR + 0.765%)(c)	25,930	22,507,528
1.56%, 12/10/25 (Call 12/10/24), (1 day SOFR + 0.605%)(c)	24,880	22,981,256
1.58%, 04/22/27 (Call 04/22/26), (1 day SOFR + 0.885%)(c)	29,577	26,113,592
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(c)	22,768	21,157,156
2.08%, 04/22/26 (Call 04/22/25), (1 day SOFR + 1.850%)(c)	31,631	29,385,632
2.18%, 06/01/28 (Call 06/01/27), (1 day SOFR + 1.890%)(c)	5,756	5,035,327
2.30%, 10/15/25 (Call 10/15/24), (1 day SOFR + 1.160%)(c)	16,486	15,558,426
2.60%, 02/24/26 (Call 02/24/25), (1 day SOFR + 0.915%)(c)	8,810	8,310,984
2.95%, 10/01/26 (Call 07/01/26)(a)	15,103	14,250,223
2.95%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.170%)(c)	14,160	12,880,013
3.13%, 01/23/25 (Call 10/23/24)	24,378	23,681,077
3.20%, 06/15/26 (Call 03/15/26)	11,456	10,898,137
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)(c)	18,364	17,879,184
3.30%, 04/01/26 (Call 01/01/26)	14,787	14,129,195
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(c)	14,401	13,379,306
3.63%, 05/13/24(a)	16,148	15,888,783
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(c)	15,421	14,532,201
3.85%, 06/14/25 (Call 06/14/24)(a)(c)	23,525	23,100,065
3.88%, 02/01/24	12,635	12,517,284
3.88%, 09/10/24(a)	26,318	25,866,104
3.90%, 07/15/25 (Call 04/15/25)(a)	16,218	16,004,280

Security	Par (000)	Value

Banks (continued)
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)(c)	$16,226	$15,591,322
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(c)	23,383	23,101,767
4.08%, 04/26/26 (Call 04/26/25), (1 day SOFR + 1.320%)(a)(c)	17,100	16,668,976
4.13%, 12/15/26(a)	12,089	11,808,485
4.25%, 10/01/27(a)	6,485	6,322,724
4.32%, 04/26/28 (Call 04/26/27), (1 day SOFR + 1.560%)(c)	27,595	26,446,668
4.85%, 07/25/28 (Call 07/25/27)(c)	18,980	18,583,326
7.63%, 10/15/26	5,772	6,373,510
7.75%, 07/15/25(a)	1,167	1,255,721
8.00%, 04/29/27(a)	2,287	2,567,814
KeyBank NA/Cleveland OH
3.30%, 06/01/25(a)	6,053	5,832,620
3.40%, 05/20/26(a)	5,553	5,207,008
4.15%, 08/08/25(a)	3,444	3,369,717
5.85%, 11/15/27	10,540	10,850,175
KeyCorp
2.25%, 04/06/27(a)	5,739	5,076,785
3.88%, 05/23/25 (Call 05/23/24)(a)(c)	5,600	5,490,853
4.15%, 10/29/25(a)	3,634	3,542,974
Kookmin Bank
1.75%, 05/04/25(b)	2,860	2,612,352
4.35%, (Call 07/02/24)(b)(c)(d)	3,250	3,006,250
Lloyds Bank PLC, 3.50%, 05/14/25(a)	1,015	978,003
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(c)	9,419	8,116,399
2.44%, 02/05/26 (Call 02/05/25)(c)	10,150	9,387,548
3.51%, 03/18/26 (Call 03/18/25)(c)	10,230	9,659,452
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(c)	3,300	2,945,112
3.75%, 01/11/27(a)	5,650	5,252,725
3.75%, 03/18/28 (Call 03/18/27)(c)	9,530	8,704,990
3.87%, 07/09/25 (Call 07/09/24)(c)	13,895	13,376,398
3.90%, 03/12/24(a)	10,041	9,851,635
4.45%, 05/08/25(a)	12,861	12,574,709
4.50%, 11/04/24	1,330	1,297,668
4.58%, 12/10/25(a)	11,485	10,915,184
4.65%, 03/24/26	12,632	12,011,731
4.72%, 08/11/26 (Call 08/11/25)(c)	4,180	4,055,490
M&T Bank Corp.
4.00%, 07/15/24 (Call 04/16/24)(a)	1,504	1,480,976
4.55%, 08/16/28 (Call 08/16/27)(c)	4,125	3,947,707
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	14,073	13,298,408
3.23%, 03/21/25(a)(b)	5,995	5,780,279
3.90%, 01/15/26(a)(b)	2,449	2,354,674
4.00%, 07/29/25(a)(b)	3,321	3,246,562
4.88%, 06/10/25(a)(b)	3,502	3,399,992
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(a)(b)(c)	10,701	9,771,151
1.34%, 01/12/27 (Call 01/12/26)(b)(c)	12,308	10,642,037
1.63%, 09/23/27 (Call 09/23/26)(b)(c)	9,410	8,002,157
1.94%, 04/14/28 (Call 04/14/27), (1 day SOFR + 0.995%)(b)(c)	5,548	4,662,590
4.10%, 06/21/28 (Call 06/21/27)(b)(c)	5,225	4,884,813
5.11%, 08/09/26 (Call 08/09/25)(a)(b)(c)	2,978	2,953,161
6.21%, 11/22/24(b)	125	125,724

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)(a)	$4,577	$4,383,623
3.40%, 08/17/27(a)	1,510	1,394,035
5.40%, 11/21/25	4,000	4,018,594
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(c)	17,392	16,129,559
0.96%, 10/11/25 (Call 10/11/24)(a)(c)	8,615	7,906,202
1.41%, 07/17/25(a)	14,434	13,078,064
1.54%, 07/20/27 (Call 07/20/26)(c)	17,959	15,619,638
1.64%, 10/13/27 (Call 10/13/26)(c)	11,405	9,857,519
2.19%, 02/25/25	21,361	20,061,026
2.34%, 01/19/28 (Call 01/19/27)(c)	11,080	9,783,201
2.76%, 09/13/26(a)	6,836	6,265,075
2.80%, 07/18/24	13,975	13,419,494
3.29%, 07/25/27(a)	4,780	4,419,849
3.41%, 03/07/24	15,399	15,079,976
3.68%, 02/22/27(a)	1,597	1,504,706
3.78%, 03/02/25	2,806	2,735,404
3.84%, 04/17/26 (Call 04/17/25)(a)(c)	4,520	4,348,240
3.85%, 03/01/26(a)	15,292	14,688,299
4.08%, 04/19/28 (Call 04/19/27)(c)	8,095	7,650,408
4.79%, 07/18/25 (Call 07/18/24)(c)	7,685	7,604,847
5.02%, 07/20/28 (Call 07/20/27)(c)	7,700	7,548,098
5.06%, 09/12/25 (Call 09/12/24)(c)	19,300	19,183,347
5.35%, 09/13/28 (Call 09/13/27)(a)(c)	14,140	14,070,050
Mizuho Bank Ltd.
3.20%, 03/26/25(a)(b)	225	215,053
3.60%, 09/25/24(a)(b)	613	594,404
3.75%, 04/16/24(a)(b)	1,652	1,618,845
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)(b)	13,370	13,136,292
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(c)	10,699	9,255,105
1.55%, 07/09/27 (Call 07/09/26)(c)	10,900	9,491,829
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(c)	5,884	5,410,702
2.56%, 09/13/25 (Call 09/13/24), (1 day SOFR + 1.362%)(c)	6,696	6,324,226
2.65%, 05/22/26 (Call 05/22/25)(c)	9,324	8,639,066
2.84%, 07/16/25 (Call 07/16/24), (1 day SOFR + 1.242%)(c)	6,076	5,783,486
2.84%, 09/13/26	3,266	2,966,230
3.17%, 09/11/27(a)	6,055	5,469,586
3.48%, 04/12/26(a)(b)	12,770	12,008,653
3.66%, 02/28/27	2,920	2,710,748
4.35%, 10/20/25(a)(b)	3,885	3,749,095
5.41%, 09/13/28 (Call 09/13/27)(a)(c)	6,220	6,224,590
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (1 day SOFR + 0.509%)(c)	18,603	17,496,447
0.79%, 05/30/25 (Call 05/30/24), (1 day SOFR + 0.525%)(c)	25,268	23,412,931
0.99%, 12/10/26 (Call 12/10/25), (1 day SOFR + 0.720%)(c)	24,303	21,314,160
1.16%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.560%)(c)	21,205	19,396,889
1.51%, 07/20/27 (Call 07/20/26), (1 day SOFR + 0.858%)(c)	24,775	21,557,164
1.59%, 05/04/27 (Call 05/04/26), (1 day SOFR + 0.879%)(c)	28,657	25,246,289

Security	Par (000)	Value

Banks (continued)
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(a)(c)	$25,066	$23,316,159
2.48%, 01/21/28 (Call 01/21/27), (1 day SOFR + 1.000%)(c)	18,021	16,011,085
2.63%, 02/18/26 (Call 02/18/25), (1 day SOFR + 0.940%)(c)	16,094	15,140,125
2.72%, 07/22/25 (Call 07/22/24), (1 day SOFR + 1.152%)(c)	17,721	16,905,626
3.13%, 07/27/26	20,335	19,073,818
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(c)	20,761	19,162,896
3.62%, 04/17/25 (Call 04/17/24), (1 day SOFR + 1.160%)(a)(c)	11,525	11,232,722
3.63%, 01/20/27	16,090	15,289,184
3.70%, 10/23/24(a)	24,984	24,434,985
3.88%, 01/27/26	24,185	23,433,521
3.95%, 04/23/27	10,492	10,111,410
4.00%, 07/23/25	24,260	23,762,837
4.21%, 04/20/28 (Call 04/20/27), (1 day SOFR + 1.610%)(a)(c)	20,013	19,064,393
4.35%, 09/08/26	19,231	18,723,358
4.68%, 07/17/26 (Call 07/17/25)(a)(c)	13,825	13,667,713
5.00%, 11/24/25(a)	18,325	18,367,804
6.14%, 10/16/26	2,450	2,507,228
6.25%, 08/09/26(a)	6,359	6,667,497
6.30%, 10/18/28 (Call 10/18/27)(c)	14,740	15,267,917
Series F, 3.88%, 04/29/24(a)	24,849	24,449,165
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.745%)(c)	10,204	9,312,063
MUFG Bank Ltd.
3.25%, 09/08/24(a)(b)	883	850,921
3.75%, 03/10/24(b)	847	830,184
National Australia Bank Ltd.
1.39%, 01/12/25(a)(b)	10,290	9,576,117
1.89%, 01/12/27(a)(b)	11,520	10,290,514
3.50%, 01/10/27(a)(b)	6,460	6,153,840
3.91%, 06/09/27(a)	7,586	7,331,254
5.13%, 11/22/24(a)	2,250	2,257,909
National Australia Bank Ltd./New York
2.50%, 07/12/26	8,354	7,736,974
3.38%, 01/14/26	5,164	4,955,071
3.50%, 06/09/25	1,014	985,551
National Bank of Canada
0.75%, 08/06/24(a)	4,872	4,524,935
3.75%, 06/09/25 (Call 06/09/24)(c)	6,655	6,478,110
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(b)	3,434	3,045,467
1.50%, 04/23/25 (Call 03/23/25)(a)(b)	9,636	8,920,325
5.05%, 11/21/24(b)	2,100	2,103,412
5.10%, 11/21/27 (Call 10/21/27)(b)	3,700	3,747,162
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)(c)	9,824	8,410,655
3.07%, 05/22/28 (Call 05/22/27)(a)(c)	8,278	7,328,391
3.75%, 11/01/29 (Call 11/01/24)(c)	7,684	7,102,996
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(c)	19,231	18,712,396
4.80%, 04/05/26	10,255	9,994,630
5.13%, 05/28/24(a)	670	661,099
5.52%, 09/30/28 (Call 09/30/27)(c)	7,340	7,210,630
7.47%, 11/10/26 (Call 11/10/25)(c)	9,800	10,211,637

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
NatWest Markets PLC
0.80%, 08/12/24(b)	$12,562	$11,591,677
1.60%, 09/29/26(b)	9,945	8,611,229
3.48%, 03/22/25(a)(b)	4,333	4,151,079
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(b)(c)	585	507,487
NBK Tier 1 Financing 2 Ltd., 4.50%,
(Call 08/27/25)(b)(c)(d)	4,111	3,728,513
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(b)(c)(d)	2,000	1,705,780
NongHyup Bank
0.88%, 07/28/24(a)(b)	725	673,989
1.25%, 07/20/25(a)(b)	6,150	5,493,116
1.25%, 07/28/26(b)	925	804,317
4.25%, 07/06/27(b)	3,000	2,889,343
Nordea Bank Abp
0.63%, 05/24/24(b)	7,571	7,079,636
0.75%, 08/28/25(a)(b)	5,413	4,831,250
1.50%, 09/30/26(a)(b)	12,245	10,589,258
3.60%, 06/06/25(b)	3,935	3,812,358
4.75%, 09/22/25(a)(b)	7,565	7,529,213
5.38%, 09/22/27(a)(b)	7,525	7,554,022
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	11,250	9,803,288
4.87%, 09/14/27(b)	5,500	5,478,936
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(c)	3,565	3,240,485
3.95%, 10/30/25(a)	5,855	5,756,409
4.00%, 05/10/27 (Call 04/10/27)(a)	6,230	6,100,587
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(c)	6,707	5,989,888
4.25%, 06/19/24(a)(b)	6,306	6,215,131
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	6,505	6,251,620
3.10%, 10/25/27 (Call 09/25/27)(a)	1,580	1,483,719
3.25%, 06/01/25 (Call 05/02/25)(a)	5,047	4,877,041
3.30%, 10/30/24 (Call 09/30/24)(a)	4,589	4,460,484
3.88%, 04/10/25 (Call 03/10/25)	7,572	7,365,009
4.20%, 11/01/25 (Call 10/02/25)	4,461	4,373,181
2.50%, 08/27/24 (Call 07/27/24)	5,618	5,394,580
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	6,582	5,777,936
2.20%, 11/01/24 (Call 10/02/24)(a)	11,338	10,791,365
2.60%, 07/23/26 (Call 05/23/26)(a)	8,871	8,237,140
3.15%, 05/19/27 (Call 04/19/27)(a)	5,033	4,663,657
3.90%, 04/29/24 (Call 03/29/24)(a)	6,445	6,359,580
5.35%, 12/02/28	5,050	5,087,454
5.67%, 10/28/25 (Call 10/28/24)(c)	435	438,444
Regions Financial Corp., 2.25%, 05/18/25
(Call 04/18/25)	5,208	4,874,330
Royal Bank of Canada
0.65%, 07/29/24	9,520	8,873,675
0.75%, 10/07/24(a)	10,164	9,421,145
0.88%, 01/20/26	10,440	9,277,095
1.15%, 06/10/25	10,656	9,760,939
1.15%, 07/14/26	17,050	14,980,522
1.20%, 04/27/26	13,630	12,139,757
1.40%, 11/02/26	7,638	6,721,722
1.60%, 01/21/25	4,210	3,932,047
2.05%, 01/21/27(a)	4,765	4,249,043
2.25%, 11/01/24	13,930	13,264,492
Security	Par (000)	Value

Banks (continued)
2.55%, 07/16/24(a)	$12,573	$12,097,346
3.38%, 04/14/25	4,980	4,821,549
3.63%, 05/04/27(a)	9,540	9,054,999
3.97%, 07/26/24(a)	11,550	11,364,477
4.24%, 08/03/27	10,390	10,068,164
4.65%, 01/27/26(a)	11,995	11,877,453
5.66%, 10/25/24	7,084	7,171,570
6.00%, 11/01/27(a)	9,045	9,410,966
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1 day SOFR + 1.249%)(a)(c)	6,770	5,875,049
3.24%, 10/05/26 (Call 08/05/26)	6,871	6,313,892
3.45%, 06/02/25 (Call 05/02/25)(a)	10,037	9,547,592
3.50%, 06/07/24 (Call 05/07/24)	8,048	7,809,035
4.26%, 06/09/25 (Call 06/09/24)(c)	6,525	6,315,470
4.40%, 07/13/27 (Call 04/14/27)(a)	3,919	3,761,745
4.50%, 07/17/25 (Call 04/17/25)(a)	10,823	10,602,073
5.81%, 09/09/26 (Call 09/09/25)(a)(c)	7,335	7,303,171
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24),
(1 day SOFR + 0.787%)(a)(c)	9,790	9,083,655
1.53%, 08/21/26 (Call 08/21/25)(a)(c)	8,496	7,462,139
1.67%, 06/14/27 (Call 06/14/26),
(1 day SOFR + 0.989%)(a)(c)	11,452	9,712,947
2.47%, 01/11/28 (Call 01/11/27),
(1 day SOFR + 1.220%)(c)	8,710	7,414,774
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(c)	3,000	2,648,460
4.75%, 09/15/25(a)(b)	5,623	5,347,357
6.83%, 11/21/26 (Call 11/21/25)(c)	2,000	2,020,526
Santander UK PLC
2.88%, 06/18/24(a)	860	829,900
4.00%, 03/13/24(a)	10,387	10,230,925
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(b)	3,370	2,942,361
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	248	221,102
2.88%, (Call 05/12/26)(a)(b)(c)(d)	3,185	2,675,400
3.34%, 02/05/30 (Call 02/05/25)(b)(c)	230	210,144
Signature Bank/New York NY, 4.00%, 10/15/30
(Call 10/15/25)(a)(c)	1,053	962,854
Skandinaviska Enskilda Banken AB
0.65%, 09/09/24(a)(b)	2,474	2,276,753
0.85%, 09/02/25(a)(b)	5,413	4,808,043
1.20%, 09/09/26(b)	4,915	4,265,847
1.40%, 11/19/25(a)(b)	200	179,669
3.70%, 06/09/25(b)	5,770	5,582,715
Societe Generale SA
1.04%, 06/18/25 (Call 06/18/24)(a)(b)(c)	650	593,089
1.38%, 07/08/25(a)(b)	6,031	5,457,325
1.49%, 12/14/26 (Call 12/14/25)(b)(c)	16,806	14,533,378
1.79%, 06/09/27 (Call 06/09/26)(a)(b)(c)	11,041	9,394,017
2.23%, 01/21/26 (Call 01/21/25)(a)(b)(c)	9,490	8,689,924
2.63%, 10/16/24(a)(b)	8,960	8,440,163
2.63%, 01/22/25(b)	17,511	16,354,518
2.80%, 01/19/28 (Call 01/19/27)(a)(b)(c)	9,925	8,609,776
3.88%, 03/28/24(b)	13,820	13,498,182
4.00%, 01/12/27(a)(b)	3,145	2,899,936
4.25%, 04/14/25(a)(b)	20,295	19,389,626
4.25%, 08/19/26(a)(b)	7,556	6,991,602
4.68%, 06/15/27(a)(b)	1,530	1,492,466

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.75%, 11/24/25(a)(b)	$7,999	$7,618,953
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(b)(c)	12,071	11,276,704
1.21%, 03/23/25 (Call 03/23/24)(b)(c)	6,190	5,801,876
1.46%, 01/14/27 (Call 01/14/26)(b)(c)	14,600	12,465,714
1.82%, 11/23/25 (Call 11/23/24)(b)(c)	13,298	12,105,197
2.61%, 01/12/28 (Call 01/12/27)(b)(c)	12,355	10,606,968
2.89%, 01/30/26 (Call 01/30/25)(b)(c)	18,046	16,691,356
3.20%, 04/17/25(a)(b)	1,840	1,749,487
3.79%, 05/21/25 (Call 05/21/24)(b)(c)	9,551	9,150,575
3.97%, 03/30/26 (Call 03/30/25)(b)(c)	10,010	9,478,540
4.05%, 04/12/26(a)(b)	8,260	7,821,724
4.30%, 02/19/27(a)(b)	4,170	3,832,230
7.77%, 11/16/28 (Call 11/16/27)(a)(b)	5,400	5,696,311
7.78%, 11/16/25 (Call 11/16/24)(b)(c)	1,220	1,258,401
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1 day SOFR + 0.560%)(c)	2,710	2,395,200
1.75%, 02/06/26 (Call 02/06/25),
(1 day SOFR + 0.441%)(a)(c)	1,797	1,672,773
2.20%, 02/07/28 (Call 02/07/27),
(1 day SOFR + 0.730%)(a)(c)	5,985	5,372,757
2.35%, 11/01/25 (Call 11/01/24),
(1 day SOFR + 0.940%)(a)(c)	8,612	8,165,018
2.65%, 05/19/26(a)	2,967	2,800,850
2.90%, 03/30/26 (Call 03/30/25),
(1 day SOFR + 2.600%)(c)	4,548	4,324,005
3.30%, 12/16/24	8,295	8,105,896
3.55%, 08/18/25(a)	10,492	10,213,510
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(c)	5,048	4,987,494
5.75%, 11/04/26(a)	1,335	1,363,430
5.82%, 11/04/28(a)	5,865	6,066,534
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24(a)	4,107	3,981,531
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(a)	13,408	11,824,997
1.40%, 09/17/26	24,864	21,620,194
1.47%, 07/08/25(a)	20,732	18,900,656
2.17%, 01/14/27(a)	7,295	6,477,202
2.35%, 01/15/25(a)	13,862	13,088,473
2.45%, 09/27/24	13,151	12,504,035
2.63%, 07/14/26	9,033	8,312,822
2.70%, 07/16/24	21,331	20,434,074
3.01%, 10/19/26	5,963	5,523,731
3.35%, 10/18/27(a)	7,320	6,752,523
3.36%, 07/12/27	10,391	9,637,310
3.45%, 01/11/27	7,620	7,129,474
3.78%, 03/09/26(a)	7,821	7,539,284
4.44%, 04/02/24(b)	4,277	4,199,643
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(a)(b)	9,480	8,764,147
0.85%, 03/25/24(a)(b)	8,121	7,658,748
1.05%, 09/12/25(b)	4,402	3,943,432
1.35%, 09/16/26(b)	5,757	5,023,868
1.55%, 03/25/26(b)	8,742	7,788,461
2.55%, 03/10/25(b)	4,725	4,458,674
2.80%, 03/10/27(a)(b)	8,450	7,743,493
4.80%, 09/15/25(a)(b)	4,403	4,360,370
4.95%, 09/15/27(a)(b)	6,510	6,466,882
Suncorp-Metway Ltd., 3.30%, 04/15/24(a)(b)	3,935	3,825,347
Security	Par (000)	Value

Banks (continued)
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)(a)	$3,715	$3,227,051
3.50%, 01/29/25(a)	2,397	2,306,598
4.35%, 04/29/28 (Call 04/29/27)(a)(c)	2,340	2,206,278
Svenska Handelsbanken AB
0.55%, 06/11/24(a)(b)	9,547	8,923,318
1.42%, 06/11/27 (Call 06/11/26)(a)(b)(c)	7,502	6,571,125
3.65%, 06/10/25(b)	5,635	5,457,877
3.95%, 06/10/27(a)(b)	5,740	5,529,335
Swedbank AB
0.85%, 03/18/24(a)(b)	5,754	5,440,367
1.54%, 11/16/26(a)(b)	11,936	10,435,778
3.36%, 04/04/25(b)	6,020	5,756,538
5.34%, 09/20/27(b)	5,345	5,297,717
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	7,485	7,331,450
5.63%, 08/23/27 (Call 07/23/27)	7,475	7,236,544
Synovus Financial Corp., 5.20%, 08/11/25
(Call 07/11/25)(a)	1,805	1,780,656
Toronto-Dominion Bank (The)
0.55%, 03/04/24	6,673	6,319,657
0.70%, 09/10/24	9,275	8,606,704
0.75%, 09/11/25(a)	7,920	7,074,375
0.75%, 01/06/26(a)	9,931	8,764,971
1.15%, 06/12/25	8,336	7,587,425
1.20%, 06/03/26	8,985	7,936,828
1.25%, 12/13/24	6,825	6,340,545
1.25%, 09/10/26	16,119	14,167,859
1.45%, 01/10/25(a)	6,415	5,969,601
1.95%, 01/12/27(a)	11,227	10,030,409
2.35%, 03/08/24	11,440	11,071,111
2.65%, 06/12/24(a)	14,362	13,889,394
2.80%, 03/10/27	13,720	12,596,227
3.25%, 03/11/24	10,836	10,613,166
3.63%, 09/15/31 (Call 09/15/26)(c)	8,371	7,701,307
3.77%, 06/06/25	10,914	10,618,205
4.11%, 06/08/27	9,125	8,811,482
4.29%, 09/13/24	5,730	5,656,525
4.69%, 09/15/27	14,350	14,201,285
8.13%, 10/31/82	3,000	3,075,000
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	10,940	10,135,432
2.15%, 12/06/24 (Call 11/05/24)(a)	11,160	10,611,216
2.64%, 09/17/29 (Call 09/17/24)(a)(c)	6,951	6,482,390
3.20%, 04/01/24 (Call 03/01/24)	11,274	11,015,681
3.30%, 05/15/26 (Call 04/15/26)	6,276	5,883,579
3.63%, 09/16/25 (Call 08/16/25)	10,008	9,599,505
3.80%, 10/30/26 (Call 09/30/26)(a)	6,773	6,413,880
4.05%, 11/03/25 (Call 09/03/25)	3,418	3,356,939
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	4,485	3,787,243
1.20%, 08/05/25 (Call 07/03/25)(a)	5,279	4,790,246
1.27%, 03/02/27 (Call 03/02/26),
(1 day SOFR + 0.609%)(a)(c)	8,908	7,901,335
2.50%, 08/01/24 (Call 07/01/24)	11,413	10,967,450
2.85%, 10/26/24 (Call 09/26/24)(a)	10,690	10,293,495
3.70%, 06/05/25 (Call 05/05/25)	8,897	8,652,133
4.00%, 05/01/25 (Call 03/01/25)(a)	8,096	7,947,411
4.12%, 06/06/28 (Call 06/06/27)(a)(c)	4,285	4,090,542
4.26%, 07/28/26 (Call 07/28/25)(a)(c)	12,295	12,070,953

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.90%, 10/28/26 (Call 10/28/25)(a)(c)	$9,095	$9,233,272
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	11,052	10,260,176
2.22%, 01/27/28 (Call 01/27/27),
(1 day SOFR + 0.730%)(c)	10,690	9,561,060
2.40%, 07/30/24 (Call 06/28/24)(a)	12,535	12,097,413
3.10%, 04/27/26 (Call 03/27/26)	7,828	7,432,337
3.38%, 02/05/24 (Call 01/05/24)(a)	11,484	11,300,828
3.60%, 09/11/24 (Call 08/11/24)(a)	10,555	10,381,643
3.95%, 11/17/25 (Call 10/17/25)(a)	6,926	6,793,219
4.55%, 07/22/28 (Call 07/22/27)(c)	12,805	12,513,935
5.73%, 10/21/26	9,440	9,644,727
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	9,683	8,956,756
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	6,423	6,076,060
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	8,761	8,291,676
2.80%, 01/27/25 (Call 12/27/24)(a)	8,651	8,331,237
UBS AG/London
0.45%, 02/09/24(b)	6,990	6,599,857
0.70%, 08/09/24(a)(b)	10,799	10,038,380
1.25%, 06/01/26(a)(b)	13,839	12,126,843
1.38%, 01/13/25 (Call 12/13/24),
(SOFR + 0.300%)(b)	10,175	9,418,419
UBS AG/Stamford CT, 7.50%, 07/15/25	705	728,430
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26)(b)(c)	14,219	12,360,757
1.49%, 08/10/27 (Call 08/10/26)(b)(c)	14,625	12,567,042
4.13%, 09/24/25(a)(b)	18,365	17,815,571
4.13%, 04/15/26(a)(b)	10,331	9,934,068
4.49%, 08/05/25 (Call 08/05/24)(a)(b)(c)	10,540	10,323,317
4.49%, 05/12/26 (Call 05/12/25)(b)(c)	10,955	10,674,801
4.70%, 08/05/27 (Call 08/05/26)(a)(b)(c)	14,175	13,710,966
4.75%, 05/12/28 (Call 05/12/27)(a)(b)(c)	6,835	6,564,587
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(a)(b)(c)	10,109	8,565,584
2.57%, 09/22/26 (Call 09/22/25)(a)(b)(c)	7,437	6,544,127
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	505	451,637
2.00%, 10/14/31 (Call 10/14/26)(a)(b)(c)	2,800	2,446,422
3.75%, 04/15/29 (Call 04/15/24)(a)(b)(c)	4,841	4,703,846
3.86%, 10/07/32 (Call 10/07/27)(b)(c)	4,000	3,711,460
Wachovia Corp.
6.61%, 10/01/25(a)	460	478,145
7.57%, 08/01/26(e)	2,550	2,765,084
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24),
(1 day SOFR + 0.510%)(c)	10,151	9,461,037
2.16%, 02/11/26 (Call 02/11/25),
(3 mo. LIBOR US + 0.750%)(c)	28,429	26,504,752
2.19%, 04/30/26 (Call 04/30/25),
(1 day SOFR + 2.000%)(c)	27,041	25,185,841
2.39%, 06/02/28 (Call 06/02/27),
(1 day SOFR + 2.100%)(c)	21,047	18,611,497
2.41%, 10/30/25 (Call 10/30/24),
(1 day SOFR + 1.087%)(a)(c)	27,023	25,466,961
3.00%, 02/19/25(a)	19,393	18,667,265
3.00%, 04/22/26	26,869	25,233,414
3.00%, 10/23/26(a)	27,372	25,562,909
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(c)	20,495	19,077,977
Security	Par (000)	Value

Banks (continued)
3.30%, 09/09/24(a)	$20,233	$19,702,284
3.53%, 03/24/28 (Call 03/24/27),
(1 day SOFR + 1.510%)(c)	30,730	28,544,976
3.55%, 09/29/25(a)	22,999	22,283,499
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(c)	24,311	22,558,094
3.91%, 04/25/26 (Call 04/25/25),
(1 day SOFR + 1.320%)(a)(c)	26,660	25,831,329
4.10%, 06/03/26(a)	17,727	17,239,124
4.30%, 07/22/27	12,385	11,961,224
4.54%, 08/15/26 (Call 08/15/25)(c)	16,605	16,268,494
4.81%, 07/25/28 (Call 07/25/27)(c)	20,375	19,899,689
Western Alliance Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (1 day SOFR + 2.250%)(c)	4,339	3,705,134
Westpac Banking Corp.
1.02%, 11/18/24	7,455	6,925,024
1.15%, 06/03/26	11,100	9,843,977
2.35%, 02/19/25	11,620	11,028,220
2.70%, 08/19/26(a)	6,714	6,267,260
2.85%, 05/13/26	10,633	10,032,673
2.89%, 02/04/30 (Call 02/04/25)(c)	12,076	10,984,511
3.30%, 02/26/24(a)	9,449	9,305,494
3.35%, 03/08/27(a)	5,560	5,280,512
3.74%, 08/26/25(a)	3,760	3,672,855
4.04%, 08/26/27(a)	8,695	8,471,321
4.32%, 11/23/31 (Call 11/23/26)(a)(c)	13,731	12,536,912
5.46%, 11/18/27	8,550	8,799,195
Woori Bank
0.75%, 02/01/26(b)	3,000	2,602,515
4.75%, 04/30/24(b)	614	600,738
		7,837,780,303
Beverages — 1.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26
(Call 11/01/25)	26,751	25,958,502
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	680	617,226
4.45%, 05/15/25 (Call 03/15/25)(b)	7,378	7,162,538
Brown-Forman Corp., 3.50%, 04/15/25
(Call 02/15/25)(a)	1,678	1,638,363
Coca-Cola Co. (The)
1.45%, 06/01/27	9,830	8,741,467
1.75%, 09/06/24(a)	10,050	9,639,437
2.90%, 05/25/27(a)	3,219	3,041,986
3.38%, 03/25/27(a)	7,393	7,155,963
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)(a)	2,597	2,529,893
Coca-Cola Europacific Partners PLC, 0.80%,
05/03/24(b)	7,463	7,000,841
Coca-Cola European Partners PLC, 1.50%, 01/15/27
(Call 12/15/26)(b)	1,638	1,424,075
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)(a)	2,172	2,045,584
3.60%, 05/09/24	4,790	4,695,677
3.70%, 12/06/26 (Call 09/06/26)(a)	3,914	3,752,858
4.35%, 05/09/27 (Call 04/09/27)(a)	6,174	6,033,804
4.40%, 11/15/25 (Call 09/15/25)(a)	5,367	5,306,941
4.75%, 11/15/24(a)	5,440	5,408,586
4.75%, 12/01/25(a)	2,154	2,155,371
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)(a)	5,245	4,802,321

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.13%, 10/24/24 (Call 09/24/24)(a)	$7,664	$7,293,085
5.20%, 10/24/25	3,920	3,974,106
5.30%, 10/24/27(a)	4,145	4,270,147
JDE Peet’s NV
0.80%, 09/24/24 (Call 01/02/23)(b)	6,914	6,304,724
1.38%, 01/15/27 (Call 12/15/26)(a)(b)	5,425	4,581,625
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 01/03/23)	9,596	9,083,667
2.55%, 09/15/26 (Call 06/15/26)	1,968	1,804,755
3.40%, 11/15/25 (Call 08/15/25)(a)	5,213	5,040,404
3.43%, 06/15/27 (Call 03/15/27)(a)	2,993	2,811,737
4.42%, 05/25/25 (Call 03/25/25)(a)	4,322	4,321,664
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	15,647	14,676,257
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)(a)	12,107	11,548,140
2.38%, 10/06/26 (Call 07/06/26)(a)	7,705	7,230,348
2.63%, 03/19/27 (Call 01/19/27)	2,894	2,696,133
2.75%, 04/30/25 (Call 01/30/25)(a)	8,541	8,194,172
2.85%, 02/24/26 (Call 11/24/25)	4,030	3,870,284
3.00%, 10/15/27 (Call 07/15/27)(a)	1,861	1,757,979
3.50%, 07/17/25 (Call 04/17/25)(a)	6,039	5,911,873
3.60%, 03/01/24 (Call 12/01/23)(a)	9,364	9,248,442
3.60%, 02/18/28 (Call 01/18/28)(a)	7,125	6,897,858
Pernod Ricard SA, 3.25%, 06/08/26
(Call 03/08/26)(a)(b)	2,454	2,336,691
Suntory Holdings Ltd., 2.25%, 10/16/24
(Call 09/16/24)(b)	5,092	4,761,624
		237,727,148
Biotechnology — 0.7%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	5,444	5,132,384
2.20%, 02/21/27 (Call 12/21/26)	14,062	12,779,335
2.60%, 08/19/26 (Call 05/19/26)(a)	8,101	7,560,245
3.13%, 05/01/25 (Call 02/01/25)(a)	8,517	8,233,529
3.20%, 11/02/27 (Call 08/02/27)	405	381,298
3.63%, 05/22/24 (Call 02/22/24)(a)	13,580	13,363,042
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	8,468	8,324,555
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	15,494	15,103,428
Bio-Rad Laboratories Inc., 3.30%, 03/15/27
(Call 02/15/27)(a)	2,456	2,261,332
CSL Finance PLC, 3.85%, 04/27/27
(Call 03/27/27)(a)(b)	3,435	3,306,697
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	4,335	3,687,768
2.95%, 03/01/27 (Call 12/01/26)(a)	9,692	9,050,982
3.50%, 02/01/25 (Call 11/01/24)	15,951	15,576,360
3.65%, 03/01/26 (Call 12/01/25)(a)	21,058	20,386,195
3.70%, 04/01/24 (Call 01/01/24)(a)	15,190	14,943,621
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	9,556	8,565,429
1.75%, 09/02/27 (Call 07/02/27)(a)	6,905	5,852,067
		154,508,267
Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)(a)	3,940	3,716,606
2.49%, 02/15/27 (Call 12/15/26)(a)	6,191	5,621,981
CRH America Finance Inc., 3.40%, 05/09/27
(Call 02/09/27)(b)	905	845,381
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	11,283	10,912,083
Security	Par (000)	Value

Building Materials (continued)
Fortune Brands Home & Security Inc., 4.00%, 06/15/25
(Call 03/15/25)(a)	$4,534	$4,394,864
Holcim Finance U.S. LLC, 3.50%, 09/22/26
(Call 06/22/26)(b)	2,091	1,966,877
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(a)(e)	1,572	1,541,628
3.90%, 02/14/26 (Call 11/14/25)(a)	4,949	4,833,847
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)(a)	4,551	4,123,824
1.70%, 08/01/27 (Call 06/01/27)(a)	1,963	1,680,684
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)(a)	535	497,168
4.25%, 07/02/24 (Call 04/02/24)(a)	1,907	1,878,507
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)(a)	4,718	4,411,791
4.20%, 12/01/24 (Call 09/01/24)(a)	4,904	4,798,335
St Marys Cement Inc. Canada, 5.75%, 01/28/27
(Call 10/28/26)(a)(b)	290	289,340
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	2,864	2,734,863
4.50%, 04/01/25 (Call 01/01/25)(a)	3,105	3,085,874
		57,333,653
Chemicals — 1.2%
Air Liquide Finance SA, 2.50%, 09/27/26
(Call 06/27/26)(a)(b)	8,274	7,662,731
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	6,024	5,531,575
1.85%, 05/15/27 (Call 03/15/27)	4,155	3,704,985
3.35%, 07/31/24 (Call 04/30/24)(a)	3,101	3,036,783
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)(a)	4,905	4,808,026
Bayport Polymers LLC, 4.74%, 04/14/27
(Call 03/14/27)(b)	180	168,513
Cabot Corp., 3.40%, 09/15/26 (Call 06/15/26)(a)	2,971	2,776,077
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	4,074	3,380,360
3.50%, 05/08/24 (Call 04/08/24)(a)	8,118	7,873,134
5.90%, 07/05/24	11,370	11,300,481
6.05%, 03/15/25	12,225	12,163,600
6.17%, 07/15/27 (Call 06/15/27)	14,810	14,495,274
CF Industries Inc., 4.50%, 12/01/26(b)	5,443	5,265,449
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	1,830	1,722,423
5.13%, 04/01/25 (Call 03/01/25)(a)(b)	6,903	6,924,620
DuPont de Nemours Inc., 4.49%, 11/15/25
(Call 09/15/25)	15,440	15,316,473
Eastman Chemical Co., 3.80%, 03/15/25
(Call 12/15/24)	6,985	6,815,191
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)(a)	3,961	3,534,455
2.70%, 11/01/26 (Call 08/01/26)	1,034	966,082
5.25%, 01/15/28	3,810	3,889,831
EI du Pont de Nemours and Co., 1.70%, 07/15/25
(Call 06/15/25)	5,675	5,257,628
Equate Petrochemical BV, 4.25%, 11/03/26(b)	5,221	4,937,792
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)(a)	4,548	4,245,269
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(a)(b)	8,560	7,565,993
1.83%, 10/15/27 (Call 08/15/27)(a)(b)	8,000	6,685,793
LG Chem Ltd.
1.38%, 07/07/26(a)(b)	4,750	4,148,975

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.25%, 10/15/24(b)	$5,815	$5,582,865
Linde Inc., 4.80%, 12/05/24	1,000	1,002,442
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	3,411	3,279,860
3.20%, 01/30/26 (Call 10/30/25)(a)	4,357	4,214,329
4.70%, 12/05/25	3,900	3,895,788
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	350	384,132
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)(a)	4,530	4,190,745
LYB International Finance III LLC, 1.25%, 10/01/25
(Call 09/01/25)(a)	5,141	4,575,003
LyondellBasell Industries NV, 5.75%, 04/15/24
(Call 01/15/24)	7,174	7,197,345
MEGlobal Canada ULC, 5.00%, 05/18/25(a)(b)	10,235	9,994,928
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	1,000	954,130
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	5,183	4,943,007
4.00%, 12/15/26 (Call 09/15/26)	3,214	3,083,763
5.90%, 11/07/24	730	738,431
5.95%, 11/07/25(a)	5,000	5,103,799
OCI NV, 4.63%, 10/15/25 (Call 01/02/23)(b)	500	473,074
Orbia Advance Corp. SAB de CV, 1.88%, 05/11/26
(Call 04/11/26)(b)	6,129	5,340,320
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	7,281	6,463,957
2.40%, 08/15/24 (Call 07/15/24)	3,569	3,425,963
RPM International Inc., 3.75%, 03/15/27
(Call 12/15/26)(a)	3,024	2,826,275
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	5,378	5,232,724
3.45%, 08/01/25 (Call 05/01/25)(a)	4,675	4,508,516
3.45%, 06/01/27 (Call 03/01/27)	11,377	10,679,026
3.95%, 01/15/26 (Call 10/15/25)(a)	936	912,964
4.05%, 08/08/24(a)	4,675	4,601,558
4.25%, 08/08/25(a)	3,105	3,058,370
Sociedad Quimica y Minera de Chile SA, 4.38%,
01/28/25 (Call 10/28/24)(b).	200	196,000
Solvay Finance America LLC, 4.45%, 12/03/25
(Call 09/03/25)(b)	5,712	5,553,017
Syngenta Finance NV, 4.89%, 04/24/25
(Call 02/24/25)(b)	4,857	4,691,535
Westlake Corp.
0.88%, 08/15/24 (Call 01/03/23)	3,575	3,317,229
3.60%, 08/15/26 (Call 05/15/26)	6,831	6,417,500
Yara International ASA, 3.80%, 06/06/26
(Call 03/06/26)(a)(b)	1,054	974,140
		281,990,248
Commercial Services — 0.9%
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/24(a)(b)	5,065	4,774,805
4.00%, 07/30/27 (Call 06/30/27)(b)	2,000	1,747,537
4.20%, 08/04/27 (Call 02/04/27)(a)(b)	2,425	2,124,843
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	5,038	4,313,861
4.38%, 08/15/27 (Call 12/16/22)(b)	2,065	1,914,916
Automatic Data Processing Inc., 3.38%, 09/15/25
(Call 06/15/25)(a)	8,568	8,332,854
Block Financial LLC, 5.25%, 10/01/25
(Call 07/01/25)(a)	2,064	2,054,400
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)(a)	6,886	6,686,982
3.70%, 04/01/27 (Call 01/01/27)	3,187	3,086,152
Security	Par (000)	Value

Commercial Services (continued)
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(a)(b)	$1,668	$1,576,806
3.85%, 06/15/25 (Call 05/15/25)(b)	3,297	3,142,199
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	8,281	7,891,449
2.60%, 12/15/25 (Call 11/15/25)	3,613	3,358,627
3.25%, 06/01/26 (Call 03/01/26)	2,215	2,067,193
5.10%, 12/15/27 (Call 11/15/27)	3,400	3,352,633
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	1,460	1,352,587
3.80%, 11/01/25 (Call 08/01/25)(b)	6,293	6,027,780
3.85%, 11/15/24 (Call 08/15/24)(a)(b)	6,965	6,742,882
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	6,870	5,991,808
1.50%, 11/15/24 (Call 10/15/24)(a)	3,055	2,828,940
2.15%, 01/15/27 (Call 12/15/26)	6,271	5,476,436
2.65%, 02/15/25 (Call 01/15/25)	10,228	9,601,925
4.80%, 04/01/26 (Call 01/01/26)	6,248	6,119,849
4.95%, 08/15/27 (Call 07/15/27)(a)	2,871	2,791,736
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(a)	11,687	10,006,864
Leland Stanford Junior University (The), 1.29%,
06/01/27 (Call 04/01/27)	142	123,519
Moody’s Corp.
3.75%, 03/24/25 (Call 02/24/25)(a)	5,229	5,095,334
4.88%, 02/15/24 (Call 11/15/23)(a)	4,974	4,962,137
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)(a)	10,136	9,426,599
2.40%, 10/01/24 (Call 09/01/24)(a)	11,215	10,743,602
2.65%, 10/01/26 (Call 08/01/26)	10,015	9,305,873
3.90%, 06/01/27 (Call 05/01/27)(a)	3,340	3,245,445
Quanta Services Inc., 0.95%, 10/01/24 (Call 01/03/23)	4,205	3,850,807
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)(b)	9,115	8,382,006
2.95%, 01/22/27 (Call 10/22/26)(a)	2,547	2,405,632
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(b)	4,167	3,679,447
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	2,304	2,119,002
4.13%, 02/02/26 (Call 11/02/25)(b)	3,219	3,101,785
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	7,273	6,716,143
2.05%, 04/15/26 (Call 03/15/26)(a)(b)	6,344	5,516,029
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	8,224	8,009,017
Yale University, Series 2020, 0.87%, 04/15/25
(Call 03/15/25)(a)	805	741,279
		200,789,720
Computers — 2.4%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	12,735	11,503,585
0.70%, 02/08/26 (Call 01/08/26)	20,709	18,483,998
1.13%, 05/11/25 (Call 04/11/25)	19,201	17,740,743
1.80%, 09/11/24 (Call 08/11/24)	5,851	5,592,229
2.05%, 09/11/26 (Call 07/11/26)	17,225	15,860,624
2.45%, 08/04/26 (Call 05/04/26)(a)	16,667	15,620,706
2.50%, 02/09/25(a)	14,208	13,637,091
2.75%, 01/13/25 (Call 11/13/24)	15,241	14,741,215
2.85%, 05/11/24 (Call 03/11/24)	17,160	16,754,043
2.90%, 09/12/27 (Call 06/12/27)(a)	9,008	8,515,852
3.00%, 02/09/24 (Call 12/09/23)(a)	16,430	16,141,352
3.00%, 06/20/27 (Call 03/20/27)(a)	7,479	7,142,838
3.00%, 11/13/27 (Call 08/13/27)	290	274,228

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.20%, 05/13/25(a)	$13,712	$13,322,892
3.20%, 05/11/27 (Call 02/11/27)	10,950	10,512,206
3.25%, 02/23/26 (Call 11/23/25)(a)	21,993	21,282,583
3.35%, 02/09/27 (Call 11/09/26)	18,491	17,892,771
3.45%, 05/06/24(a)	22,912	22,566,682
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(a)	5,204	4,585,064
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	11,514	11,294,072
4.90%, 10/01/26 (Call 08/01/26)	14,187	14,030,881
5.85%, 07/15/25 (Call 06/15/25)(a)	12,439	12,634,472
6.02%, 06/15/26 (Call 03/15/26)(a)	31,066	31,726,317
6.10%, 07/15/27 (Call 05/15/27)(a)	3,167	3,253,929
DXC Technology Co., 1.80%, 09/15/26
(Call 08/15/26)(a)	6,187	5,445,287
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	4,248	3,738,268
Genpact Luxembourg Sarl, 3.38%, 12/01/24
(Call 11/01/24)	5,207	4,982,126
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)(a)	3,093	2,768,532
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(b)	1,781	1,579,998
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)(a)	9,338	8,912,046
1.75%, 04/01/26 (Call 03/01/26)(a)	6,277	5,684,395
4.90%, 10/15/25 (Call 07/15/25)(a)	20,890	20,866,053
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	8,405	7,386,812
2.20%, 06/17/25 (Call 05/17/25)	11,465	10,699,572
3.00%, 06/17/27 (Call 04/17/27)(a)	6,135	5,630,422
4.75%, 01/15/28 (Call 12/15/27)(a)	5,000	4,860,184
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	9,777	8,618,732
2.20%, 02/09/27 (Call 01/09/27)	5,570	5,045,958
3.00%, 05/15/24	24,378	23,770,095
3.30%, 05/15/26(a)	23,089	22,041,905
3.30%, 01/27/27(a)	3,471	3,294,031
3.45%, 02/19/26	10,440	10,042,604
3.63%, 02/12/24	16,741	16,502,185
4.00%, 07/27/25(a)	3,869	3,810,166
4.15%, 07/27/27 (Call 06/27/27)(a)	15,610	15,297,417
6.22%, 08/01/27(a)	655	693,266
7.00%, 10/30/25	4,682	4,976,157
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	5,325	4,356,694
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	5,328	5,134,944
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	7,965	7,342,243
2.38%, 06/22/27 (Call 04/22/27)(a)	3,383	3,037,109
3.30%, 09/29/24 (Call 07/29/24)(a)	4,873	4,717,002
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	1,468	1,383,590
Wipro IT Services LLC, 1.50%, 06/23/26
(Call 05/23/26)(b)	3,035	2,674,533
		550,402,699
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.10%, 08/15/25(a)	1,395	1,355,576
3.10%, 08/15/27 (Call 07/15/27)(a)	3,055	2,924,976
3.25%, 03/15/24(a)	3,049	3,004,353
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	6,891	6,543,447
3.15%, 03/15/27 (Call 12/15/26)(a)	1,025	969,917
GSK Consumer Healthcare Capital U.K. PLC, 3.13%, 03/24/25	12,035	11,529,685
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
GSK Consumer Healthcare Capital U.S. LLC
3.02%, 03/24/24	$1,925	$1,868,535
3.38%, 03/24/27 (Call 02/24/27)	14,640	13,668,059
Procter & Gamble Co. (The)
0.55%, 10/29/25(a)	11,295	10,146,951
1.00%, 04/23/26	4,435	3,984,350
1.90%, 02/01/27(a)	8,765	8,017,917
2.45%, 11/03/26	5,849	5,486,137
2.70%, 02/02/26	5,621	5,375,190
2.80%, 03/25/27(a)	5,670	5,343,204
2.85%, 08/11/27(a)	240	225,755
Unilever Capital Corp.
0.63%, 08/12/24 (Call 01/03/23)	5,640	5,272,084
2.00%, 07/28/26	3,699	3,391,812
2.60%, 05/05/24 (Call 03/05/24)(a)	8,753	8,501,861
2.90%, 05/05/27 (Call 02/05/27)(a)	7,165	6,712,770
3.10%, 07/30/25	5,593	5,393,181
3.25%, 03/07/24 (Call 02/07/24)	5,309	5,221,232
3.38%, 03/22/25 (Call 01/22/25)(a)	408	397,867
		115,334,859
Distribution & Wholesale — 0.1%
Ferguson Finance PLC, 4.25%, 04/20/27
(Call 03/20/27)(b)	125	118,927
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	21,995	19,219,127
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	5,528	5,202,507
		24,540,561
Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)(a)	23,240	21,384,651
1.75%, 01/30/26 (Call 12/30/25)(a)	8,325	7,344,836
2.45%, 10/29/26 (Call 09/29/26)(a)	28,590	25,139,055
2.88%, 08/14/24 (Call 07/14/24)(a)	7,885	7,463,030
3.15%, 02/15/24 (Call 01/15/24)	6,288	6,066,142
3.50%, 01/15/25 (Call 11/15/24)	7,065	6,738,246
3.65%, 07/21/27 (Call 04/21/27)	4,809	4,351,147
4.45%, 10/01/25 (Call 08/01/25)(a)	4,569	4,384,392
4.45%, 04/03/26 (Call 02/03/26)(a)	5,826	5,589,535
4.63%, 10/15/27 (Call 08/15/27)(a)	1,200	1,122,552
6.50%, 07/15/25 (Call 06/15/25)(a)	9,671	9,770,225
Series 3NC1, 1.75%, 10/29/24 (Call 01/02/23)	12,190	11,188,904
Affiliated Managers Group Inc.
3.50%, 08/01/25(a)	520	500,607
4.25%, 02/15/24	582	575,586
AIG Global Funding
0.65%, 06/17/24(a)(b)	6,885	6,433,000
0.90%, 09/22/25(a)(b)	5,283	4,712,673
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	3,048	2,870,422
0.80%, 08/18/24 (Call 07/18/24)	6,677	6,141,347
1.88%, 08/15/26 (Call 07/15/26)	9,023	7,889,382
2.20%, 01/15/27 (Call 12/15/26)(a)	2,859	2,494,450
2.30%, 02/01/25 (Call 01/01/25)(a)	6,439	5,993,827
2.88%, 01/15/26 (Call 12/15/25)(a)	12,057	11,106,438
3.25%, 03/01/25 (Call 01/01/25)	6,075	5,758,583
3.38%, 07/01/25 (Call 06/01/25)(a)	6,997	6,602,925
3.63%, 04/01/27 (Call 01/01/27)(a)	3,449	3,166,173
3.75%, 06/01/26 (Call 04/01/26)(a)	7,042	6,619,570
4.25%, 02/01/24 (Call 01/01/24)	6,568	6,451,626
4.25%, 09/15/24 (Call 06/15/24)	5,043	4,953,735

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	$4,159	$4,013,039
4.25%, 06/15/26 (Call 04/15/26)	3,704	3,452,851
5.25%, 08/11/25 (Call 07/11/25)(b)	6,480	6,216,765
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	6,913	6,725,494
4.63%, 03/30/25	3,635	3,566,457
4.75%, 06/09/27 (Call 05/09/27)(a)	5,910	5,564,465
5.13%, 09/30/24(a)	6,144	6,095,473
5.80%, 05/01/25 (Call 04/01/25)(a)	6,123	6,148,273
7.10%, 11/15/27	5,600	5,759,020
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	9,403	8,359,024
2.25%, 03/04/25 (Call 02/01/25)(a)	7,765	7,335,418
2.50%, 07/30/24 (Call 06/30/24)(a)	14,679	14,154,018
2.55%, 03/04/27 (Call 02/01/27)(a)	15,645	14,209,546
3.00%, 10/30/24 (Call 09/29/24)(a)	15,260	14,779,743
3.13%, 05/20/26 (Call 04/20/26)	7,218	6,832,409
3.30%, 05/03/27 (Call 04/03/27)(a)	12,592	11,783,139
3.38%, 05/03/24(a)	8,895	8,719,832
3.40%, 02/22/24 (Call 01/22/24)(a)	11,588	11,399,702
3.63%, 12/05/24 (Call 11/04/24)(a)	6,314	6,173,723
3.95%, 08/01/25 (Call 07/01/25)	17,225	16,867,804
4.20%, 11/06/25 (Call 10/06/25)(a)	5,279	5,222,365
5.85%, 11/05/27 (Call 10/05/27)(a)	10,730	11,141,019
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)(a)	1,710	1,598,440
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	5,217	4,868,510
3.00%, 04/02/25 (Call 03/02/25)(a)	5,718	5,490,781
3.70%, 10/15/24	4,738	4,624,257
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	50	42,660
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	800	641,958
3.75%, 07/15/27 (Call 06/15/27)(a)(b)	3,000	2,445,216
3.95%, 07/15/26 (Call 06/15/26)(b)	2,830	2,450,332
Apollo Management Holdings LP
4.00%, 05/30/24(a)(b)	2,872	2,818,060
4.95%, 01/14/50 (Call 12/17/24)(b)(c)	2,632	2,230,620
Ares Finance Co. III LLC, 4.13%, 06/30/51
(Call 06/30/26)(b)(c)	3,195	2,428,331
Ares Finance Co. LLC, 4.00%, 10/08/24
(Call 07/08/24)(b)	1,576	1,512,378
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	6,556	5,718,939
1.95%, 09/20/26 (Call 08/20/26)(b)	7,228	6,090,187
4.13%, 08/01/25 (Call 06/01/25)(b)	2,989	2,773,612
4.38%, 01/30/24 (Call 12/30/23)(b)	1,678	1,638,533
4.88%, 10/01/25 (Call 07/01/25)(b)	1,307	1,234,895
5.50%, 12/15/24 (Call 11/15/24)(b)	9,915	9,707,425
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	6,555	5,610,707
2.53%, 11/18/27 (Call 10/18/27)(b)	9,800	7,926,681
2.88%, 02/15/25 (Call 01/15/25)(b)	9,149	8,399,000
3.25%, 02/15/27 (Call 12/15/26)(b)	6,420	5,458,043
3.95%, 07/01/24 (Call 06/01/24)(b)	5,470	5,209,331
4.25%, 04/15/26 (Call 03/15/26)(b)	7,569	6,867,437
4.38%, 05/01/26 (Call 03/01/26)(b)	6,394	5,812,213
5.25%, 05/15/24 (Call 04/15/24)(b)	6,070	5,921,479
5.50%, 01/15/26 (Call 12/15/25)(b)	5,708	5,406,643
Security	Par (000)	Value

Diversified Financial Services (continued)
Barings BDC Inc., 3.30%, 11/23/26(a)	$2,345	$1,982,729
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)(a)	3,360	3,208,518
4.38%, 12/15/25 (Call 09/15/25)	3,975	3,733,964
Blackstone Holdings Finance Co. LLC
3.15%, 10/02/27 (Call 07/02/27)(b)	415	377,492
5.90%, 11/03/27	135	137,237
BOC Aviation Ltd.
3.25%, 04/29/25 (Call 03/29/25)(a)(b)	10,809	10,100,035
3.50%, 10/10/24 (Call 09/10/24)(b)	9,158	8,711,456
3.50%, 09/18/27 (Call 06/18/27)(b)	100	90,255
3.88%, 04/27/26 (Call 01/27/26)(a)(b)	6,293	5,922,436
BOC Aviation USA Corp., 1.63%, 04/29/24
(Call 03/29/24)(b)	4,360	4,119,630
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	6,550	6,090,471
4.00%, 04/01/24 (Call 02/01/24)	5,809	5,706,415
4.25%, 06/02/26 (Call 03/02/26)(a)	2,376	2,312,606
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(a)(b)	4,435	4,165,868
4.88%, 05/01/24 (Call 04/01/24)(b)	4,962	4,866,732
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23),
(1 day SOFR + 0.690%)(a)(c)	11,995	11,444,594
1.88%, 11/02/27 (Call 11/02/26),
(1 day SOFR + 0.855%)(c)	12,396	10,756,904
2.64%, 03/03/26 (Call 03/03/25),
(1 day SOFR + 1.290%)(c)	8,640	8,057,191
3.20%, 02/05/25 (Call 01/05/25)(a)	8,994	8,637,527
3.30%, 10/30/24 (Call 09/30/24)	13,994	13,549,183
3.65%, 05/11/27 (Call 04/11/27)(a)	4,136	3,895,471
3.75%, 04/24/24 (Call 03/24/24)(a)	6,093	5,973,595
3.75%, 07/28/26 (Call 06/28/26)(a)	11,829	11,189,168
3.75%, 03/09/27 (Call 02/09/27)(a)	9,526	8,982,000
4.17%, 05/09/25 (Call 05/09/24)(c)	7,790	7,578,379
4.20%, 10/29/25 (Call 09/29/25)(a)	10,635	10,312,450
4.25%, 04/30/25 (Call 03/31/25)(a)	6,467	6,333,005
4.93%, 05/10/28 (Call 05/10/27),
(1 day SOFR + 2.057%)(a)(c)	12,730	12,212,010
4.99%, 07/24/26 (Call 07/24/25)(a)(c)	11,545	11,444,187
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	5,457	5,211,655
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	8,900	8,452,647
0.90%, 03/11/26 (Call 02/11/26)	10,777	9,606,368
1.15%, 05/13/26 (Call 04/13/26)(a)	9,304	8,285,032
2.45%, 03/03/27 (Call 02/03/27)	9,990	9,164,783
3.00%, 03/10/25 (Call 12/10/24)(a)	3,300	3,180,356
3.20%, 03/02/27 (Call 12/02/26)(a)	4,887	4,618,626
3.30%, 04/01/27 (Call 01/01/27)	4,812	4,574,970
3.45%, 02/13/26 (Call 11/13/25)	2,708	2,619,228
3.55%, 02/01/24 (Call 01/01/24)	4,692	4,623,356
3.63%, 04/01/25 (Call 01/01/25)(a)	3,655	3,571,223
3.75%, 04/01/24 (Call 03/02/24)(a)	3,484	3,433,324
3.85%, 05/21/25 (Call 03/21/25)	6,161	6,055,691
4.20%, 03/24/25 (Call 02/24/25)(a)	5,016	4,977,589
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(a)(b)	4,868	4,798,534
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	15,845	14,974,630
Citadel Finance LLC, 3.38%, 03/09/26
(Call 02/09/26)(b)	6,907	6,197,448
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	1,720	1,605,051

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 03/07/23)(a)	$2,260	$2,120,890
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(a)	8,008	7,748,741
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	4,856	4,540,360
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(a)	3,225	3,102,403
3.95%, 11/06/24 (Call 08/06/24)(a)	5,026	4,888,618
4.10%, 02/09/27 (Call 11/09/26)	7,892	7,415,191
4.50%, 01/30/26 (Call 11/30/25)(a)	4,619	4,446,435
Drawbridge Special Opportunities Fund LP/Drawbridge
Special Opportunities Fin, 3.88%, 02/15/26
(Call 12/15/25)(a)(b)	2,367	2,153,890
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,625	1,523,302
Franklin Resources Inc., 2.85%, 03/30/25(a)	1,034	990,592
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	690	656,988
Invesco Finance PLC
3.75%, 01/15/26	3,945	3,794,025
4.00%, 01/30/24	1,590	1,566,578
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25
(Call 05/01/25)	1,539	1,518,660
Jefferies Financial Group Inc.
4.85%, 01/15/27(a)	4,582	4,434,719
6.45%, 06/08/27(a)	2,502	2,568,935
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)(a)	1,688	1,571,896
3.75%, 02/13/25	4,356	4,214,278
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	4,976	4,670,429
Legg Mason Inc.
3.95%, 07/15/24	2,106	2,060,881
4.75%, 03/15/26(a)	4,610	4,665,200
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	4,365	4,099,392
1.38%, 04/06/26 (Call 03/06/24)(b)	10,986	9,735,936
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	8,420	7,998,590
2.95%, 11/21/26 (Call 08/21/26)(a)	5,264	5,019,053
3.30%, 03/26/27 (Call 01/26/27)	6,225	5,994,538
3.38%, 04/01/24(a)	9,570	9,418,502
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	270	262,834
3.64%, 04/13/25 (Call 03/13/25)(a)(b)	4,125	3,947,335
5.08%, 09/15/27 (Call 08/15/27)(b)	1,735	1,703,779
Morgan Stanley Domestic Holdings Inc., 3.80%,
08/24/27 (Call 05/24/27)(a)	2,678	2,523,778
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(a)	5,105	4,944,398
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(a)(b)	4,207	4,020,411
Nomura Holdings Inc.
1.65%, 07/14/26	13,000	11,338,674
1.85%, 07/16/25(a)	12,613	11,519,262
2.33%, 01/22/27	12,414	10,885,953
2.65%, 01/16/25	12,394	11,717,749
5.10%, 07/03/25	1,165	1,158,904
5.39%, 07/06/27(a)	7,095	7,011,237
Nuveen Finance LLC, 4.13%, 11/01/24(a)(b)	9,485	9,223,177
ORIX Corp.
3.25%, 12/04/24	4,915	4,741,564
3.70%, 07/18/27	605	570,653
5.00%, 09/13/27	9,639	9,567,717
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(b)	5,108	5,032,867
Security	Par (000)	Value

Diversified Financial Services (continued)
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	$4,402	$4,182,857
4.88%, 03/15/27 (Call 09/15/26)(a)	4,479	4,063,561
6.63%, 03/15/25 (Call 09/15/24)(a)	4,646	4,600,098
Stifel Financial Corp., 4.25%, 07/18/24(a)	4,747	4,658,934
SURA Asset Management SA, 4.88%, 04/17/24(b)	516	508,379
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	4,992	4,550,410
4.25%, 08/15/24 (Call 05/15/24)	9,438	9,205,783
4.38%, 03/19/24 (Call 02/19/24)	4,668	4,584,546
4.50%, 07/23/25 (Call 04/23/25)	8,277	7,924,761
4.88%, 06/13/25 (Call 05/13/25)	6,425	6,215,265
USAA Capital Corp.
0.50%, 05/01/24(b)	5,635	5,309,659
3.38%, 05/01/25(b)	4,625	4,475,747
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	2,467	2,112,770
1.90%, 04/15/27 (Call 02/15/27)(a)	8,879	8,069,303
2.75%, 09/15/27 (Call 06/15/27)(a)	5,315	4,971,877
3.15%, 12/14/25 (Call 09/14/25)	21,801	20,994,652
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	5,503	4,798,039
2.85%, 01/10/25 (Call 12/10/24)(a)	6,298	5,993,010
		1,110,410,290
Electric — 5.2%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(b)	496	488,312
4.38%, 04/23/25(b)	9,488	9,397,693
4.38%, 06/22/26(b)	5,625	5,589,563
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(b)	4,065	3,612,078
AEP Texas Inc., 3.85%, 10/01/25 (Call 07/01/25)(a)(b)	2,035	1,962,328
AEP Transmission Co. LLC, 3.10%, 12/01/26
(Call 09/01/26)	4,491	4,219,214
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	8,169	7,256,946
3.30%, 07/15/25 (Call 06/15/25)(b)	7,001	6,552,414
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)(a)	654	625,168
3.75%, 09/01/27 (Call 08/01/27)(a)	5,405	5,214,800
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	5,271	4,641,728
2.50%, 09/15/24 (Call 08/15/24)	6,792	6,471,255
3.65%, 02/15/26 (Call 11/15/25)	2,873	2,752,270
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	484	468,771
American Electric Power Co. Inc.
2.03%, 03/15/24	3,300	3,170,904
3.20%, 11/13/27 (Call 08/13/27)	3,000	2,758,163
3.88%, 02/15/62 (Call 11/15/26)(c)	5,665	4,386,242
5.75%, 11/01/27 (Call 10/01/27)	2,660	2,731,023
Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	3,826	3,430,779
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	1,630	1,578,280
Series X, 3.30%, 06/01/27 (Call 03/01/27)(a)	1,965	1,844,313
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)(a)	893	813,738
2.95%, 09/15/27 (Call 06/15/27)	686	623,296
3.15%, 05/15/25 (Call 02/15/25)(a)	2,696	2,578,795
3.35%, 06/15/24 (Call 03/15/24)(a)	1,640	1,586,071
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(a)	9,265	8,882,300

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.20%, 04/15/25 (Call 03/15/25)	$9,735	$9,300,855
Baltimore Gas & Electric Co., 2.40%, 08/15/26
(Call 05/15/26)(a)	3,006	2,778,276
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)(a)	4,295	4,203,178
4.05%, 04/15/25 (Call 03/15/25)	11,895	11,780,746
Black Hills Corp.
1.04%, 08/23/24 (Call 12/16/22)(a)	2,048	1,906,668
3.15%, 01/15/27 (Call 07/15/26)(a)	3,917	3,639,317
3.95%, 01/15/26 (Call 07/15/25)	3,548	3,429,131
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,425	1,352,897
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	3,026	2,784,781
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(a)	4,425	3,942,797
2.50%, 09/01/24 (Call 08/01/24)	6,142	5,856,048
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	5,151	4,857,541
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24(a)	1,205	1,215,833
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	1,755	1,599,993
3.00%, 05/15/26 (Call 02/15/26)(a)	3,045	2,836,531
3.45%, 08/15/27 (Call 05/15/27)	1,657	1,536,779
3.60%, 11/15/25 (Call 08/15/25)	2,871	2,751,041
3.88%, 03/01/24 (Call 12/01/23)	2,909	2,856,412
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(b)	2,000	1,840,500
Comision Federal de Electricidad
4.75%, 02/23/27(a)(b)	4,105	3,797,125
4.88%, 01/15/24(b)	5,920	5,837,179
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	3,409	3,184,613
3.10%, 11/01/24 (Call 08/01/24)(a)	790	764,011
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(a)	1,728	1,601,918
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	2,229	1,983,044
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,626	2,475,180
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)(a)	488	469,067
Series B, 2.90%, 12/01/26 (Call 09/01/26)	2,765	2,557,931
Constellation Energy Generation LLC, 3.25%, 06/01/25
(Call 05/01/25)(a)	8,810	8,457,767
Consumers Energy Co., 3.13%, 08/31/24
(Call 05/31/24)(a)	1,620	1,565,142
Dominion Energy Inc.
3.07%, 08/15/24(a)(e)	7,020	6,784,198
3.90%, 10/01/25 (Call 07/01/25)	3,100	3,019,037
5.75%, 10/01/54 (Call 10/01/24),
(3 mo. LIBOR US + 3.057%)(a)(c)	3,106	2,893,394
Series A, 1.45%, 04/15/26 (Call 03/15/26)(a)	4,781	4,296,610
Series A, 3.30%, 03/15/25 (Call 02/15/25)	5,513	5,300,408
Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	2,008	1,899,729
Series D, 2.85%, 08/15/26 (Call 05/15/26)(a)	3,326	3,085,354
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)(a)	2,064	2,004,685
3.65%, 03/15/24 (Call 12/15/23)	1,029	1,011,725
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)(a)	3,519	3,260,679
Series C, 2.53%, 10/01/24(a)(e)	7,187	6,862,099
Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	8,048	7,292,040
Security	Par (000)	Value

Electric (continued)
Duke Energy Carolinas LLC, 2.95%, 12/01/26
(Call 09/01/26)(a)	$3,977	$3,786,438
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	6,041	5,450,060
2.65%, 09/01/26 (Call 06/01/26)	8,029	7,466,152
3.15%, 08/15/27 (Call 05/15/27)	595	551,829
3.25%, 01/15/82 (Call 01/15/27)(c)	4,598	3,259,186
3.75%, 04/15/24 (Call 01/15/24)(a)	8,290	8,162,120
4.30%, 03/15/28 (Call 02/15/28)	8,860	8,538,534
Duke Energy Florida LLC, 3.20%, 01/15/27
(Call 10/15/26)(a)	1,253	1,189,519
Duke Energy Progress LLC, 3.25%, 08/15/25
(Call 05/15/25)(a)	4,674	4,512,910
Duquesne Light Holdings Inc., 3.62%, 08/01/27
(Call 05/01/27)(b)	1,980	1,785,965
Edison International
3.55%, 11/15/24 (Call 10/15/24)(a)	4,821	4,639,556
4.70%, 08/15/25	7,775	7,602,105
4.95%, 04/15/25 (Call 03/15/25)(a)	4,180	4,126,827
5.75%, 06/15/27 (Call 04/15/27)(a)	4,229	4,273,749
EDP Finance BV
3.63%, 07/15/24(a)(b)	9,796	9,471,682
6.30%, 10/11/27(a)	3,295	3,350,789
Electricite de France SA, 3.63%, 10/13/25
(Call 07/13/25)(a)(b)	12,354	11,915,846
Emera U.S. Finance LP
0.83%, 06/15/24(a)	2,115	1,960,335
3.55%, 06/15/26 (Call 03/15/26)	6,556	6,149,462
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	3,132	2,943,328
Enel Finance America LLC, 7.10%, 10/14/27	8,735	9,080,048
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(a)(b)	10,466	9,065,139
2.65%, 09/10/24(a)(b)	13,519	12,919,309
3.63%, 05/25/27(a)(b)	3,050	2,799,813
4.25%, 06/15/25(a)(b)	5,600	5,455,464
4.63%, 06/15/27 (Call 05/15/27)(a)(b)	5,885	5,601,333
6.80%, 10/14/25(a)(b)	5,755	5,959,422
Enel Generacion Chile SA, 4.25%, 04/15/24
(Call 01/15/24)(a)	1,445	1,423,325
Engie Energia Chile SA, 4.50%, 01/29/25(a)(b)	1,914	1,832,655
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)(a)	6,128	5,917,285
3.70%, 06/01/24 (Call 03/01/24)	3,402	3,349,356
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	9,977	8,893,341
2.95%, 09/01/26 (Call 06/01/26)(a)	5,926	5,532,160
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 01/03/23)(a)	5,890	5,472,204
2.40%, 10/01/26 (Call 07/01/26)	3,833	3,489,259
3.12%, 09/01/27 (Call 06/01/27)	980	909,001
4.44%, 01/15/26 (Call 10/15/25)(a)	135	131,401
5.40%, 11/01/24(a)	781	788,143
5.59%, 10/01/24(a)	1,010	1,028,710
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	8,414	7,980,377
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)(a)	3,455	3,205,777
3.10%, 04/01/27 (Call 01/01/27)	1,490	1,391,092
3.25%, 12/01/25 (Call 09/01/25)	1,898	1,801,975
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)(a)	1,163	1,131,171
Evergy Missouri West Inc., 5.15%, 12/15/27(b)	2,000	2,006,969

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)(a)	$7,910	$7,257,917
3.35%, 03/15/26 (Call 12/15/25)	1,603	1,498,300
4.20%, 06/27/24	8,889	8,767,042
4.60%, 07/01/27 (Call 06/01/27)	7,270	7,196,350
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	2,741	2,632,658
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	6,143	5,900,120
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	6,833	6,092,795
Series U, 1.40%, 08/15/26 (Call 07/15/26)	2,282	2,010,358
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(a)(b)	5,920	5,456,689
3.40%, 04/15/26 (Call 01/15/26)	5,369	5,132,974
3.95%, 06/15/25 (Call 03/15/25)	9,721	9,521,843
Fells Point Funding Trust, 3.05%, 01/31/27
(Call 12/31/26)(a)(b)	5,267	4,794,900
Fenix Power Peru SA, 4.32%, 09/20/27
(Call 06/20/27)(b)	1,494	1,362,322
FirstEnergy Transmission LLC, 4.35%, 01/15/25
(Call 10/15/24)(b)	5,117	4,991,069
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	10,477	10,054,926
3.13%, 12/01/25 (Call 06/01/25)(a)	5,771	5,541,665
3.25%, 06/01/24 (Call 12/01/23)(a)	5,294	5,183,398
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	7,726	7,194,609
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(a)	1,494	1,420,916
3.25%, 03/30/27 (Call 12/30/26)	2,510	2,325,581
Series A, 2.20%, 09/15/24 (Call 08/15/24)(a)	7,484	7,099,124
Gulf Power Co., Series A, 3.30%, 05/30/27
(Call 02/28/27)(a)	1,393	1,311,455
Iberdrola International BV, 5.81%, 03/15/25(a)	410	421,156
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)(a)	8,585	8,280,068
3.40%, 08/15/25 (Call 05/15/25)(a)	124	118,246
IPALCO Enterprises Inc., 3.70%, 09/01/24
(Call 07/01/24)(a)	4,566	4,421,936
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	13,375	13,190,918
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	4,479	4,192,865
3.35%, 11/15/27 (Call 08/15/27)	544	501,370
3.65%, 06/15/24 (Call 03/15/24)(a)	5,198	5,057,667
4.95%, 09/22/27 (Call 08/22/27)(b)	3,200	3,178,536
Jersey Central Power & Light Co.
4.30%, 01/15/26 (Call 10/15/25)(b)	6,060	5,857,853
4.70%, 04/01/24 (Call 01/01/24)(b)	1,268	1,251,166
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(a)(b)	450	411,716
4.88%, 05/24/26 (Call 02/24/26)(a)(b)	250	240,000
Kentucky Utilities Co., 3.30%, 10/01/25
(Call 07/01/25)(a)	1,448	1,377,996
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(a)(b)	8,549	7,825,582
3.60%, 05/06/25(b)	250	239,203
Korea Electric Power Corp., 2.50%, 06/24/24(a)(b)	2,395	2,303,535
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	1,430	1,253,781
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	485	465,424
Metropolitan Edison Co., 4.00%, 04/15/25(b)	696	665,919
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)(a)	3,005	2,834,924
3.50%, 10/15/24 (Call 07/15/24)(a)	6,519	6,381,019
Security	Par (000)	Value

Electric (continued)
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(b)	$2,397	$2,256,027
4.10%, 04/15/24 (Call 01/15/24)(b)	3,572	3,503,044
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	—	—
1.00%, 06/15/26 (Call 05/15/26)	7,286	6,445,745
1.88%, 02/07/25(a)	7,380	6,924,864
2.85%, 01/27/25 (Call 10/27/24)(a)	4,666	4,490,869
3.05%, 04/25/27 (Call 01/25/27)	3,895	3,622,240
3.25%, 11/01/25 (Call 08/01/25)	4,567	4,358,385
3.45%, 06/15/25	4,081	3,934,474
5.45%, 10/30/25(a)	5,490	5,570,414
Series D, 1.00%, 10/18/24	4,450	4,133,622
New York State Electric & Gas Corp., 3.25%, 12/01/26
(Call 09/01/26)(b)	305	286,773
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)(a)	13,698	12,211,147
2.94%, 03/21/24 (Call 01/03/23)	2,530	2,457,731
3.55%, 05/01/27 (Call 02/01/27)	7,842	7,435,160
3.80%, 03/15/82 (Call 03/15/27)(a)(c)	2,075	1,626,788
4.20%, 06/20/24	10,170	10,029,582
4.26%, 09/01/24	13,570	13,394,219
4.45%, 06/20/25	9,805	9,743,555
4.63%, 07/15/27 (Call 06/15/27)	14,745	14,623,271
Niagara Mohawk Power Corp., 3.51%, 10/01/24
(Call 07/01/24)(a)(b)	4,394	4,219,508
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	4,668	4,181,034
3.75%, 06/15/24 (Call 05/15/24)(a)(b)	6,672	6,448,053
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)(a)	203	187,966
3.20%, 05/15/27 (Call 02/15/27)(a)	3,001	2,828,953
3.25%, 11/15/25 (Call 08/15/25)	50	47,484
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	4,815	4,277,855
2.75%, 06/01/24 (Call 05/01/24)	6,063	5,868,867
2.95%, 04/01/25 (Call 01/01/25)(a)	2,042	1,956,694
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	3,328	2,831,754
2.95%, 03/01/26 (Call 12/01/25)	4,889	4,474,137
3.15%, 01/01/26	15,033	13,930,202
3.25%, 02/16/24 (Call 02/16/23)	710	688,487
3.30%, 03/15/27 (Call 12/15/26)	920	812,606
3.40%, 08/15/24 (Call 05/15/24)(a)	3,371	3,219,412
3.45%, 07/01/25	6,924	6,552,664
3.50%, 06/15/25 (Call 03/15/25)(a)	4,969	4,693,571
4.95%, 06/08/25	5,580	5,476,475
5.45%, 06/15/27 (Call 05/15/27)	8,395	8,182,102
PacifiCorp
3.35%, 07/01/25 (Call 04/01/25)(a)	1,200	1,149,820
3.60%, 04/01/24 (Call 01/01/24)(a)	2,271	2,237,389
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(a)	1,961	1,884,619
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(a)(b)	11,427	10,785,717
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	5,619	5,069,945
Potomac Electric Power Co., 3.60%, 03/15/24
(Call 12/15/23)	5,497	5,411,420
PPL Capital Funding Inc., 3.10%, 05/15/26
(Call 02/15/26)(a)	6,108	5,705,056
Public Service Co. of Colorado, 2.90%, 05/15/25
(Call 11/15/24)(a)	2,800	2,669,841

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Co. of New Mexico, 3.85%, 08/01/25
(Call 05/01/25)	$140	$134,370
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)(a)	3,907	3,479,255
2.25%, 09/15/26 (Call 06/15/26)(a)	3,713	3,394,296
3.00%, 05/15/25 (Call 02/15/25)(a)	1,348	1,293,508
3.00%, 05/15/27 (Call 02/15/27)	2,684	2,508,950
3.05%, 11/15/24 (Call 08/15/24)	735	708,422
3.15%, 08/15/24 (Call 05/15/24)	333	323,577
Series I, 3.75%, 03/15/24 (Call 12/15/23)(a)	587	577,711
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)(a)	6,294	5,629,931
2.88%, 06/15/24 (Call 05/15/24)(a)	11,173	10,785,942
5.85%, 11/15/27 (Call 10/15/27)	1,000	1,030,213
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	5,232	4,981,802
Rochester Gas and Electric Corp., 3.10%, 06/01/27
(Call 03/01/27)(a)(b)	790	728,689
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(a)	3,390	3,149,216
6.00%, 06/01/26(a)	1,525	1,588,485
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(a)(b)	10,090	9,934,251
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	3,808	3,535,873
3.30%, 04/01/25 (Call 03/01/25)	1,345	1,297,537
4.13%, 04/01/52 (Call 01/01/27)(c)	8,455	6,574,580
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	2,141	2,008,586
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)(a)	5,910	5,605,815
5.85%, 11/01/27 (Call 10/01/27)	2,255	2,329,088
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)(a)	3,404	3,030,051
Series C, 4.20%, 06/01/25	2,870	2,827,502
Series D, 4.70%, 06/01/27 (Call 05/01/27)	6,940	6,849,178
Series E, 3.70%, 08/01/25 (Call 06/01/25)	7,719	7,504,077
Series K, 0.98%, 08/01/24	5,855	5,475,674
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	12,442	11,816,450
4.48%, 08/01/24(a)(e)	1,605	1,580,669
5.11%, 08/01/27(a)	6,048	6,028,168
5.15%, 10/06/25	10,000	10,063,666
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	4,782	4,522,793
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(c)	6,275	5,033,491
Series B, 4.00%, 01/15/51 (Call 10/15/25)(c)	9,140	8,057,707
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	4,392	3,879,510
4.15%, 12/01/25 (Call 09/01/25)	5,473	5,394,083
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	3,763	3,438,915
Series N, 1.65%, 03/15/26 (Call 02/15/26)(a)	4,058	3,640,873
Southwestern Public Service Co., 3.30%, 06/15/24
(Call 12/15/23)(a)	230	224,417
SP PowerAssets Ltd., 3.25%, 11/24/25(a)(b)	1,353	1,305,591
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)(b)	14,082	13,925,530
State Grid Overseas Investment BVI Ltd, 3.50%, 05/04/27(a)(b)	10,844	10,421,735
State Grid Overseas Investment BVI Ltd., 2.88%, 05/18/26(b)	60	56,857
Tampa Electric Co., 3.88%, 07/12/24(a)	5,080	4,962,505
Security	Par (000)	Value

Electric (continued)
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	$8,615	$7,813,052
3.15%, 06/02/26(a)(b)	4,970	4,758,079
3.70%, 06/10/25(a)(b)	1,574	1,528,661
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25
(Call 03/01/25)(b)	2,083	2,013,809
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(a)(b)	300	292,500
Tucson Electric Power Co., 3.05%, 03/15/25
(Call 12/15/24)	1,800	1,731,990
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	2,611	2,437,077
3.50%, 04/15/24 (Call 01/15/24)(a)	1,432	1,406,010
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)(a)	3,305	3,250,514
Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	4,103	3,941,570
Series A, 3.15%, 01/15/26 (Call 10/15/25)	5,974	5,686,465
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	5,853	5,565,241
Series B, 2.95%, 11/15/26 (Call 08/15/26)	3,419	3,190,354
Series B, 3.75%, 05/15/27 (Call 04/15/27)(a)	5,990	5,737,952
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	14,417	13,822,738
3.70%, 01/30/27 (Call 11/30/26)(a)(b)	7,337	6,707,522
4.88%, 05/13/24 (Call 05/13/23)(a)(b)	1,485	1,450,474
5.13%, 05/13/25(a)(b)	2,436	2,372,952
WEC Energy Group Inc.
0.80%, 03/15/24 (Call 02/15/24)(a)	3,835	3,626,029
1.38%, 10/15/27 (Call 08/15/27)	905	768,537
5.00%, 09/27/25 (Call 08/27/25)	4,285	4,303,183
5.15%, 10/01/27 (Call 09/01/27)	6,270	6,358,817
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)	4,713	4,458,447
3.10%, 06/01/25 (Call 03/01/25)(a)	700	670,008
Wisconsin Power and Light Co., 3.05%, 10/15/27
(Call 07/15/27)(a)	65	60,338
Wisconsin Public Service Corp., 5.35%, 11/10/25	3,460	3,505,318
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	4,934	4,358,860
3.30%, 06/01/25 (Call 12/01/24)	4,711	4,531,156
3.35%, 12/01/26 (Call 06/01/26)	3,480	3,299,418
		1,170,153,866
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	5,528	4,833,181
1.80%, 10/15/27 (Call 08/15/27)(a)	50	44,157
3.15%, 06/01/25 (Call 03/01/25)(a)	1,699	1,639,857
Molex Electronic Technologies LLC, 3.90%, 04/15/25
(Call 01/15/25)(a)(b)	2,625	2,501,875
		9,019,070
Electronics — 0.7%
Agilent Technologies Inc., 3.05%, 09/22/26
(Call 06/22/26)(a)	1,426	1,337,056
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)(a)	3,636	3,504,159
3.55%, 10/01/27 (Call 07/01/27)	1,150	1,043,474
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	3,163	2,978,961
3.20%, 04/01/24 (Call 02/01/24)	3,361	3,287,016
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	6,355	6,104,468
4.00%, 04/01/25 (Call 01/01/25)(a)	1,116	1,082,711

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	$4,925	$4,748,251
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	5,585	5,265,425
4.75%, 06/15/25 (Call 03/15/25)	6,245	6,130,705
6.00%, 01/15/28	5,260	5,211,240
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	7,028	6,619,450
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	30,215	26,346,126
1.35%, 06/01/25 (Call 05/01/25)(a)	10,642	9,865,800
2.30%, 08/15/24 (Call 07/15/24)(a)	6,967	6,715,914
2.50%, 11/01/26 (Call 08/01/26)	4,967	4,646,096
4.85%, 11/01/24	2,000	2,009,461
4.95%, 02/15/28(a)	13,160	13,425,605
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	515	474,282
3.35%, 03/01/26 (Call 12/01/25)(a)	1,893	1,806,708
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)(a)	4,576	4,058,636
4.25%, 05/15/27 (Call 04/15/27)(a)	6,675	6,350,896
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)(a)	4,875	4,809,943
4.60%, 04/06/27 (Call 01/06/27)	4,682	4,550,929
Legrand France SA, 8.50%, 02/15/25	4,159	4,500,082
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 12/12/22)	6,474	5,989,224
1.75%, 08/09/26 (Call 07/09/26)(a)	5,864	5,007,476
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)(a)	5,104	5,057,372
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)(a)	2,284	2,125,535
3.45%, 08/01/24 (Call 05/01/24)(a)	1,122	1,096,753
3.70%, 02/15/26 (Call 11/15/25)(a)	3,240	3,127,892
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	4,197	3,538,575
		162,816,221
Engineering & Construction — 0.1%
Mexico City Airport Trust, 4.25%, 10/31/26
(Call 07/31/26)(a)(b)	6,249	5,920,928
St Engineering Urban Solutions USA Inc., 3.38%, 05/05/27 (Call 02/05/27)(a)(b)	6,640	6,265,783
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	1,404	1,326,310
3.63%, 04/28/26 (Call 01/28/26)(b)	8,166	7,655,908
		21,168,929
Entertainment — 0.2%
Magallanes Inc.
3.43%, 03/15/24(a)(b)	9,130	8,864,843
3.64%, 03/15/25(a)(b)	14,865	14,193,711
3.76%, 03/15/27 (Call 02/15/27)(a)(b)	29,640	27,010,423
3.79%, 03/15/25 (Call 03/15/23)(b)	2,787	2,663,125
		52,732,102
Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	4,136	3,700,940
2.50%, 08/15/24 (Call 07/15/24)	8,067	7,733,388
2.90%, 07/01/26 (Call 04/01/26)(a)	2,404	2,249,107
3.20%, 03/15/25 (Call 12/15/24)	4,859	4,668,600
3.38%, 11/15/27 (Call 08/15/27)	315	295,940
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	4,955	4,435,394
3.13%, 03/01/25 (Call 12/01/24)(a)	1,285	1,241,502
Security	Par (000)	Value

Environmental Control (continued)
3.15%, 11/15/27 (Call 08/15/27)(a)	$220	$205,863
		24,530,734
Food — 1.4%
Bestfoods, Series E, 7.25%, 12/15/26(a)	1,320	1,450,601
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	2,882	2,777,579
3.95%, 03/15/25 (Call 01/15/25)(a)	8,680	8,504,739
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(b)	4,155	3,874,537
5.15%, 02/12/25 (Call 11/12/24)(a)(b)	800	789,000
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	3,000	2,495,864
4.30%, 05/01/24 (Call 04/01/24)	10,076	9,953,604
4.60%, 11/01/25 (Call 09/01/25)	9,625	9,529,572
7.13%, 10/01/26	720	764,382
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	11,629	10,827,851
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)(a)	800	754,229
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	4,094	3,893,690
3.65%, 02/15/24 (Call 11/15/23)(a)	5,021	4,959,824
4.00%, 04/17/25 (Call 02/17/25)(a)	8,903	8,759,035
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(b)	4,635	4,547,014
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	3,998	3,654,566
2.05%, 11/15/24 (Call 10/15/24)(a)	4,363	4,156,193
2.30%, 08/15/26 (Call 05/15/26)(a)	3,639	3,365,575
3.20%, 08/21/25 (Call 05/21/25)(a)	1,600	1,546,197
Hormel Foods Corp., 0.65%, 06/03/24
(Call 01/03/23)(a)	3,095	2,910,579
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	1,797	1,682,213
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(b)	6,595	5,748,334
5.13%, 02/01/28 (Call 01/01/28)(b)	2,000	1,907,166
JM Smucker Co. (The), 3.50%, 03/15/25	5,988	5,819,052
Kellogg Co.
3.25%, 04/01/26(a)	5,626	5,376,573
3.40%, 11/15/27 (Call 08/15/27)	1,165	1,093,525
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	15,523	14,612,301
3.88%, 05/15/27 (Call 02/15/27)(a)	10,260	9,894,335
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	5,891	5,420,192
3.50%, 02/01/26 (Call 11/01/25)	4,152	3,988,942
3.70%, 08/01/27 (Call 05/01/27)(a)	3,585	3,408,800
4.00%, 02/01/24 (Call 11/01/23)(a)	4,927	4,879,750
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	3,138	2,748,926
2.70%, 04/01/25 (Call 03/01/25)(b)	6,947	6,649,636
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	4,365	3,836,528
3.15%, 08/15/24 (Call 06/15/24)	8,385	8,117,737
3.25%, 11/15/25 (Call 08/15/25)	2,505	2,385,209
3.40%, 08/15/27 (Call 05/15/27)	3,668	3,448,451
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(a)(b)	8,186	7,552,446
1.25%, 09/24/26 (Call 08/24/26)(b)	4,005	3,494,878
2.25%, 09/19/24 (Call 08/19/24)(a)(b)	8,374	7,948,451
4.25%, 09/15/25(b)	1,045	1,025,731

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	$7,200	$6,681,808
2.13%, 03/17/24	2,315	2,231,790
2.63%, 03/17/27 (Call 02/17/27)	2,160	1,964,295
Nestle Holdings Inc.
0.61%, 09/14/24 (Call 09/14/23)(b)	7,783	7,227,562
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	5,532	4,902,855
1.00%, 09/15/27 (Call 07/15/27)(b)	3,613	3,076,015
1.15%, 01/14/27 (Call 12/14/26)(a)(b)	5,553	4,852,494
3.50%, 09/24/25 (Call 07/24/25)(a)(b)	7,910	7,711,529
4.00%, 09/12/25(b)	4,660	4,613,703
4.13%, 10/01/27 (Call 09/01/27)(a)(b)	2,400	2,356,526
Sigma Alimentos SA de CV, 4.13%, 05/02/26
(Call 02/02/26)(b)	8,249	7,778,312
Smithfield Foods Inc., 4.25%, 02/01/27
(Call 11/01/26)(b)	5,370	4,943,608
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	4,489	4,179,843
3.30%, 07/15/26 (Call 04/15/26)	6,202	5,882,627
3.75%, 10/01/25 (Call 07/01/25)	7,463	7,233,390
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	8,827	8,342,824
3.95%, 08/15/24 (Call 05/15/24)	12,385	12,167,194
4.00%, 03/01/26 (Call 01/01/26)(a)	6,723	6,549,269
Walmart Inc., 3.90%, 09/09/25	9,235	9,120,060
		312,369,511
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	3,200	2,900,000
4.50%, 08/01/24 (Call 05/01/24)(a)	2,261	2,221,466
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	4,303	4,152,395
5.50%, 01/17/27(a)	4,080	4,067,801
Georgia-Pacific LLC
0.63%, 05/15/24(a)(b)	8,079	7,577,429
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	7,695	6,759,597
1.75%, 09/30/25 (Call 08/30/25)(a)(b)	10,370	9,488,911
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	3,335	2,979,044
3.60%, 03/01/25 (Call 12/01/24)(b)	3,121	3,033,321
Inversiones CMPC SA, 4.38%, 04/04/27(b)	1,773	1,706,512
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	5,309	5,483,837
Suzano Austria GmbH, 5.75%, 07/14/26(b)	90	89,744
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	1,000	1,064,066
West Fraser Timber Co. Ltd., 4.35%, 10/15/24
(Call 07/15/24)(b)	3,252	3,169,334
		54,693,457
Gas — 0.5%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	7,777	7,509,829
4.25%, 07/15/27 (Call 04/15/27)(b)	4,680	4,387,760
Atmos Energy Corp., 3.00%, 06/15/27
(Call 03/15/27)(a)	3,033	2,842,426
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(b)	3,700	3,343,932
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	3,326	3,117,681
4.63%, 08/05/27 (Call 07/05/27)(b)	3,765	3,617,281
East Ohio Gas Co. (The), 1.30%, 06/15/25
(Call 05/15/25)(a)(b)	7,084	6,417,514
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	3,940	3,835,561
Security	Par (000)	Value

Gas (continued)
Series A, 2.50%, 11/15/24 (Call 10/15/24)	$8,148	$7,743,636
KeySpan Gas East Corp., 2.74%, 08/15/26
(Call 05/15/26)(b)	5,873	5,273,156
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)(a)	1,913	1,745,751
5.20%, 07/15/25 (Call 04/15/25)(a)	364	362,631
5.50%, 01/15/26 (Call 12/15/25)(a)	4,565	4,574,192
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)(a)	12,938	11,666,434
3.49%, 05/15/27 (Call 02/15/27)	4,088	3,859,883
ONE Gas Inc., 1.10%, 03/11/24 (Call 12/16/22)(a)	1,669	1,588,171
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	11,087	11,020,478
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	6,750	6,248,549
3.15%, 09/15/24 (Call 06/15/24)(a)	3,858	3,740,805
3.20%, 06/15/25 (Call 03/15/25)(a)	2,336	2,234,503
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	5,250	4,876,824
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	5,930	5,553,708
3.88%, 11/15/25 (Call 08/15/25)(a)	570	549,388
		106,110,093
Hand & Machine Tools — 0.1%
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)(a)	273	259,899
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)(a)	1,575	1,495,333
3.40%, 03/01/26 (Call 01/01/26)(a)	5,114	4,904,892
4.00%, 03/15/60 (Call 03/15/25)(c)	6,102	5,214,586
		11,874,710
Health Care - Products — 0.7%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	10,135	9,824,663
3.75%, 11/30/26 (Call 08/30/26)(a)	12,585	12,405,898
3.88%, 09/15/25 (Call 06/15/25)	4,765	4,692,390
Alcon Finance Corp., 2.75%, 09/23/26
(Call 07/23/26)(a)(b)	4,274	3,917,353
Baxter International Inc.
1.32%, 11/29/24(a)	1,468	1,365,354
1.92%, 02/01/27 (Call 01/01/27)	13,316	11,866,406
2.27%, 12/01/28 (Call 10/01/28)(a)	3,335	2,881,293
2.60%, 08/15/26 (Call 05/15/26)(a)	3,800	3,500,364
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	6,531	6,094,565
3.45%, 03/01/24 (Call 02/01/24)(a)	4,615	4,532,391
3.75%, 03/01/26 (Call 01/01/26)(a)	162	157,711
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	5,265	5,114,024
DH Europe Finance II Sarl, 2.20%, 11/15/24
(Call 10/15/24)(a)	7,581	7,205,041
GE Healthcare Holding LLC
5.55%, 11/15/24(b)	4,305	4,324,177
5.60%, 11/15/25(b)	3,690	3,727,321
5.65%, 11/15/27(b)	10,025	10,223,971
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	1,666	1,478,938
PerkinElmer Inc., 0.85%, 09/15/24 (Call 01/03/23)(a)	8,307	7,676,559
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)(a)	6,158	5,634,688
3.38%, 05/15/24 (Call 02/15/24)	9,239	9,032,888
3.38%, 11/01/25 (Call 08/01/25)(a)	6,559	6,341,581
3.50%, 03/15/26 (Call 12/15/25)(a)	8,221	7,971,391

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 01/03/23)(a)	$15,382	$14,392,728
4.80%, 11/21/27 (Call 10/21/27)	11,050	11,150,490
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 01/03/23)(a)	3,480	3,229,601
3.05%, 01/15/26 (Call 12/15/25)	5,054	4,787,113
3.55%, 04/01/25 (Call 01/01/25)	4,384	4,237,564
		167,766,463
Health Care - Services — 1.7%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)(a)	9,824	9,577,448
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	2,827	2,698,041
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)(a)	4,107	3,690,950
2.76%, 10/01/24 (Call 07/01/24)	4,001	3,826,797
Dignity Health, 3.81%, 11/01/24	219	211,984
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	9,143	8,230,298
2.38%, 01/15/25 (Call 12/15/24)(a)	12,174	11,600,711
3.35%, 12/01/24 (Call 10/01/24)(a)	8,843	8,576,667
3.50%, 08/15/24 (Call 05/15/24)	9,885	9,672,035
5.35%, 10/15/25(a)	4,020	4,076,396
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	2,113	2,054,383
Fresenius Medical Care U.S. Finance III Inc., 1.88%, 12/01/26 (Call 11/01/26)(b)	6,510	5,553,252
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(b)	7,624	6,934,895
4.50%, 02/15/27 (Call 08/15/26)(a)	9,195	8,839,528
5.00%, 03/15/24	15,643	15,580,054
5.25%, 04/15/25(a)	13,482	13,454,318
5.25%, 06/15/26 (Call 12/15/25)	13,221	13,116,100
5.38%, 02/01/25(a)	15,090	15,065,305
5.38%, 09/01/26 (Call 03/01/26)	9,730	9,685,958
5.88%, 02/15/26 (Call 08/15/25)(a)	14,215	14,330,799
7.69%, 06/15/25(a)	1,620	1,695,528
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(a)(b)	6,131	5,627,733
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(a)(b)	7,739	6,836,229
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	9,582	8,266,403
3.85%, 10/01/24 (Call 07/01/24)(a)	7,763	7,619,668
3.95%, 03/15/27 (Call 12/15/26)(a)	2,934	2,828,855
4.50%, 04/01/25 (Call 03/01/25)(a)	6,862	6,785,597
Kaiser Foundation Hospitals, 3.15%, 05/01/27
(Call 02/01/27)	1,265	1,192,165
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	4,650	4,119,397
2.30%, 12/01/24 (Call 11/01/24)(a)	4,442	4,199,470
3.25%, 09/01/24 (Call 07/01/24)	6,710	6,486,477
3.60%, 02/01/25 (Call 11/01/24)	8,787	8,524,681
3.60%, 09/01/27 (Call 06/01/27)(a)	670	630,355
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	1,771	1,583,440
Premier Health Partners, Series G, 2.91%, 11/15/26
(Call 05/15/26)	747	657,330
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	850	799,508
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	4,011	3,833,351
3.50%, 03/30/25 (Call 12/30/24)(a)	7,244	7,001,269
Security	Par (000)	Value

Health Care - Services (continued)
4.25%, 04/01/24 (Call 01/01/24)(a)	$3,769	$3,745,825
Roche Holdings Inc.
0.45%, 03/05/24 (Call 02/05/24)(a)(b)	2,950	2,797,723
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	5,497	4,915,484
1.88%, 03/08/24(a)(b)	3,545	3,423,811
2.13%, 03/10/25 (Call 02/10/25)(a)(b)	4,525	4,302,262
2.31%, 03/10/27 (Call 02/10/27)(a)(b)	9,107	8,328,049
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	6,348	5,847,406
2.63%, 05/15/26 (Call 02/15/26)(b)	7,685	7,226,040
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	1,972	1,886,600
3.35%, 09/30/24 (Call 06/30/24)(b)	1,994	1,954,215
SSM Health Care Corp., Series A, 3.82%, 06/01/27
(Call 03/01/27)(a)	285	270,907
Sutter Health, Series 20A, 1.32%, 08/15/25
(Call 05/15/25)(a)	653	592,897
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	3,390	3,285,803
0.55%, 05/15/24 (Call 12/12/22)(a)	5,590	5,267,255
1.15%, 05/15/26 (Call 04/15/26)(a)	8,992	8,092,832
1.25%, 01/15/26(a)	5,024	4,549,432
2.38%, 08/15/24	9,986	9,615,836
2.95%, 10/15/27	1,375	1,278,378
3.10%, 03/15/26	8,530	8,163,358
3.38%, 04/15/27	3,201	3,062,003
3.45%, 01/15/27	3,090	2,966,834
3.50%, 02/15/24	8,006	7,884,139
3.70%, 12/15/25	3,813	3,715,079
3.75%, 07/15/25	11,178	10,975,197
5.00%, 10/15/24(a)	13,160	13,233,009
5.15%, 10/15/25(a)	6,220	6,318,910
5.25%, 02/15/28	3,665	3,769,996
Universal Health Services Inc., 1.65%, 09/01/26
(Call 08/01/26)(b)	9,525	8,175,344
UPMC, Series D-1, 3.60%, 04/03/25	2,545	2,466,840
		393,574,839
Holding Companies - Diversified — 1.2%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(b)	245	244,035
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	8,658	7,382,686
2.88%, 06/15/27 (Call 05/15/27)(a)	4,350	3,728,302
3.25%, 07/15/25 (Call 06/15/25)(a)	8,106	7,414,323
3.88%, 01/15/26 (Call 12/15/25)	9,946	9,145,891
4.20%, 06/10/24 (Call 05/10/24)	9,375	9,088,254
4.25%, 03/01/25 (Call 01/01/25)	7,303	6,938,922
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	3,395	2,817,668
2.95%, 03/10/26 (Call 02/10/26)(a)	3,449	2,984,393
Blackstone Private Credit Fund
1.75%, 09/15/24(a)	5,860	5,438,050
2.35%, 11/22/24(a)	2,380	2,193,531
2.63%, 12/15/26 (Call 11/15/26)	9,607	8,163,407
2.70%, 01/15/25 (Call 11/15/24)(a)	4,645	4,320,281
3.25%, 03/15/27 (Call 02/15/27)	7,940	6,842,436
4.70%, 03/24/25(a)	6,255	6,113,179
7.05%, 09/29/25(b)	7,045	7,059,040
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(a)	4,875	4,074,279
2.75%, 09/16/26 (Call 08/19/26)(a)	5,593	4,959,995
3.63%, 01/15/26 (Call 12/15/25)	8,225	7,656,312
Business Development Corp. of America, 3.25%, 03/30/26 (Call 02/28/26)	3,575	3,132,075

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	$4,530	$4,218,160
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	5,050	4,701,883
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,869	2,720,684
CK Hutchison International 19 Ltd., 3.25%, 04/11/24
(Call 03/11/24)(a)(b)	1,107	1,080,686
CK Hutchison International 21 Ltd., 1.50%, 04/15/26
(Call 03/15/26)(b)	5,200	4,668,999
FS KKR Capital Corp.
1.65%, 10/12/24(a)	5,020	4,590,732
2.63%, 01/15/27 (Call 12/15/26)	1,012	852,751
3.25%, 07/15/27 (Call 06/15/27)	4,599	3,907,812
3.40%, 01/15/26 (Call 12/15/25)	10,278	9,352,021
4.13%, 02/01/25 (Call 01/01/25)(a)	6,179	5,881,899
4.25%, 02/14/25 (Call 01/14/25)(a)(b)	1,673	1,572,649
4.63%, 07/15/24 (Call 06/15/24)	4,432	4,287,939
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(b)	200	172,437
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	6,315	5,822,130
3.75%, 02/10/25 (Call 01/10/25)(a)	4,430	4,289,860
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)(a)	4,962	4,090,704
2.50%, 08/24/26 (Call 07/24/26)	1,125	963,587
3.38%, 04/15/24 (Call 03/15/24)(a)	5,785	5,544,895
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	3,624	3,505,749
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)(a)	5,605	4,844,451
5.20%, 05/01/24(a)	5,002	4,917,674
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27
(Call 01/11/27)	929	859,551
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(a)	993	865,055
3.50%, 02/25/25 (Call 01/25/25)(a)	4,146	3,949,420
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	2,422	2,006,548
3.40%, 07/15/26 (Call 06/15/26)	9,117	8,026,110
3.75%, 07/22/25 (Call 06/22/25)	4,765	4,439,701
4.00%, 03/30/25 (Call 02/28/25)	3,980	3,758,615
4.25%, 01/15/26 (Call 12/15/25)(a)	4,819	4,476,708
5.25%, 04/15/24 (Call 03/15/24)(a)	1,832	1,811,773
Owl Rock Capital Corp. II, 4.63%, 11/26/24
(Call 10/25/24)(a)(b)	2,808	2,662,697
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	1,830	1,519,581
OWL Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)(a)	4,855	4,190,852
4.70%, 02/08/27 (Call 01/08/27)(a)	3,430	3,102,713
5.50%, 03/21/25(a)	3,615	3,525,339
7.75%, 09/16/27 (Call 08/16/27)(a)(b)	3,590	3,631,544
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)(a)	2,875	2,361,478
3.75%, 06/17/26 (Call 05/17/26)(a)(b)	3,426	3,021,002
4.75%, 12/15/25 (Call 11/15/25)(a)(b)	5,796	5,262,288
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(a)	3,520	2,952,624
3.71%, 01/22/26 (Call 12/22/25)	4,478	3,930,441
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	$2,110	$1,827,125
3.88%, 11/01/24 (Call 10/01/24)(a)	4,678	4,471,206
		264,337,132
Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	8,942	7,679,369
1.40%, 10/15/27 (Call 08/15/27)(a)	105	87,508
2.50%, 10/15/24 (Call 09/15/24)(a)	5,501	5,243,993
2.60%, 10/15/25 (Call 09/15/25)(a)	5,949	5,549,138
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)(a)	5,213	5,137,514
4.75%, 05/30/25 (Call 02/28/25)	5,630	5,518,353
4.75%, 11/29/27 (Call 05/29/27)	5,000	4,786,189
5.00%, 06/15/27 (Call 12/15/26)	1,685	1,651,823
5.25%, 06/01/26 (Call 12/01/25)(a)	4,140	4,091,870
5.88%, 11/15/24 (Call 05/15/24)(a)	4,507	4,530,079
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	3,130	3,102,305
5.50%, 03/01/26 (Call 12/01/25)(a)	3,178	3,194,313
Toll Brothers Finance Corp.
4.88%, 11/15/25 (Call 08/15/25)(a)	1,694	1,626,684
4.88%, 03/15/27 (Call 12/15/26)(a)	3,215	3,012,262
		55,211,400
Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25
(Call 02/15/25)(a)	2,721	2,663,183
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	260	240,141
3.80%, 11/15/24 (Call 08/15/24)	765	742,494
Panasonic Holdings Corp., 2.68%, 07/19/24
(Call 06/19/24)(b)	9,082	8,686,660
Whirlpool Corp.
3.70%, 05/01/25(a)	779	758,204
4.00%, 03/01/24(a)	4,106	4,051,318
		17,142,000
Household Products & Wares — 0.2%
Avery Dennison Corp., 0.85%, 08/15/24
(Call 01/03/23)(a)	1,435	1,339,205
Church & Dwight Co. Inc., 3.15%, 08/01/27
(Call 05/01/27)(a)	2,100	1,971,439
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)(a)	340	316,127
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	718	615,580
2.65%, 03/01/25	1,470	1,406,643
2.75%, 02/15/26	2,601	2,464,209
3.05%, 08/15/25	3,870	3,731,255
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(a)(b)	17,463	16,905,671
3.00%, 06/26/27 (Call 03/26/27)(b)	13,161	12,232,541
SC Johnson & Son Inc., 3.35%, 09/30/24
(Call 06/30/24)(b)	380	365,070
		41,347,740
Insurance — 3.8%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)(a)	3,560	3,171,603
2.88%, 10/15/26 (Call 07/15/26)(a)	4,280	4,004,035
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(a)(b)	1,266	1,215,313
5.63%, 10/25/27(a)	6,200	6,344,842

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	$1,104	$1,059,991
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)(a)	4,948	4,377,286
3.28%, 12/15/26 (Call 09/15/26)	3,765	3,577,051
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(a)	5,574	5,325,177
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(a)	8,438	7,967,341
3.90%, 04/01/26 (Call 01/01/26)	3,406	3,309,408
4.13%, 02/15/24(a)	4,859	4,799,936
Aon Corp., 8.21%, 01/01/27	536	557,708
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27
(Call 04/28/27)(a)	8,567	7,869,965
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)(a)	6,776	6,624,187
3.88%, 12/15/25 (Call 09/15/25)	8,392	8,156,465
Arch Capital Finance LLC, 4.01%, 12/15/26
(Call 09/15/26)	2,899	2,786,031
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	3,604	3,603,510
Athene Global Funding
0.91%, 08/19/24(b)	7,269	6,659,979
1.00%, 04/16/24(b)	7,072	6,614,077
1.45%, 01/08/26(a)(b)	3,228	2,843,269
1.61%, 06/29/26(a)(b)	6,960	6,036,669
1.72%, 01/07/25(b)	3,973	3,679,631
1.73%, 10/02/26(a)(b)	7,947	6,853,320
2.50%, 01/14/25(a)(b)	7,954	7,462,296
2.51%, 03/08/24(b)	1,437	1,375,841
2.55%, 06/29/25(b)	4,077	3,750,692
2.75%, 06/25/24(b)	6,203	5,899,963
2.95%, 11/12/26(a)(b)	3,807	3,423,484
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27
(Call 02/15/27)(a)	14,345	13,352,239
Berkshire Hathaway Inc., 3.13%, 03/15/26
(Call 12/15/25)(a)	18,714	18,061,017
Brighthouse Financial Global Funding
1.00%, 04/12/24(a)(b)	1,725	1,618,883
1.55%, 05/24/26(a)(b)	4,720	4,138,333
1.75%, 01/13/25(b)	4,104	3,782,302
Brighthouse Financial Inc., 3.70%, 06/22/27
(Call 03/22/27)(a)	2,352	2,185,907
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	7,506	7,385,103
Chubb INA Holdings Inc.
3.15%, 03/15/25(a)	2,425	2,343,962
3.35%, 05/15/24(a)	1,435	1,407,335
3.35%, 05/03/26 (Call 02/03/26)(a)	10,406	10,059,447
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/15/27)	3,096	2,868,595
3.95%, 05/15/24 (Call 02/15/24)(a)	6,539	6,417,834
4.50%, 03/01/26 (Call 12/01/25)(a)	4,185	4,132,318
CNO Financial Group Inc., 5.25%, 05/30/25
(Call 02/28/25)(a)	3,011	2,994,409
CNO Global Funding
1.65%, 01/06/25(b)	2,844	2,637,096
1.75%, 10/07/26(a)(b)	8,018	7,064,120
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(a)(b)	9,005	8,623,364
3.65%, 04/05/27 (Call 03/05/27)(a)(b)	12,145	11,368,398
Dai-Ichi Life Insurance Co. Ltd. (The) 4.00%, (Call 07/24/26)(a)(b)(c)(d)	5,370	4,920,565
Security	Par (000)	Value

Insurance (continued)
5.10%, (Call 10/28/24)(a)(b)(c)(d)	$2,750	$2,660,693
Empower Finance 2020 LP, 1.36%, 09/17/27
(Call 07/17/27)(b)	270	226,985
Equitable Financial Life Global Funding
0.80%, 08/12/24(a)(b)	6,267	5,807,791
1.00%, 01/09/26(a)(b)	1,437	1,266,086
1.10%, 11/12/24(a)(b)	5,789	5,343,980
1.30%, 07/12/26(b)	8,161	7,134,505
1.40%, 07/07/25(b)	6,808	6,170,130
1.40%, 08/27/27(a)(b)	4,529	3,808,117
1.70%, 11/12/26(a)(b)	5,930	5,218,495
5.50%, 12/02/25(b)	1,000	1,004,957
F&G Global Funding
0.90%, 09/20/24(b)	8,309	7,583,646
1.75%, 06/30/26(a)(b)	7,091	6,308,028
2.30%, 04/11/27(a)(b)	5,080	4,443,287
5.15%, 07/07/25(b)	3,515	3,445,264
Fairfax U.S. Inc., 4.88%, 08/13/24(b)	1,822	1,779,164
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25
(Call 02/01/25)(b)	5,922	5,870,775
First American Financial Corp., 4.60%, 11/15/24	1,965	1,930,185
GA Global Funding Trust
0.80%, 09/13/24(a)(b)	1,355	1,233,262
1.00%, 04/08/24(b)	5,644	5,270,987
1.63%, 01/15/26(a)(b)	4,676	4,169,083
2.25%, 01/06/27(b)	5,590	4,934,999
3.85%, 04/11/25(b)	1,580	1,511,902
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	4,512	4,010,600
Guardian Life Global Funding
0.88%, 12/10/25(a)(b)	4,414	3,905,077
1.10%, 06/23/25(b)	5,119	4,641,246
1.25%, 05/13/26(b)	2,070	1,830,837
1.40%, 07/06/27(b)	25	21,415
2.90%, 05/06/24(a)(b)	6,295	6,112,967
3.25%, 03/29/27(b)	2,065	1,939,688
5.55%, 10/28/27(b)	2,100	2,160,422
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26
(Call 01/15/26)(a)	1,850	1,818,417
Horace Mann Educators Corp., 4.50%, 12/01/25
(Call 09/01/25)(a)	274	263,548
Jackson Financial Inc., 5.17%, 06/08/27
(Call 05/08/27)(a)	1,220	1,195,567
Jackson National Life Global Funding
1.75%, 01/12/25(b)	1,586	1,469,329
2.65%, 06/21/24(b)	7,615	7,269,669
3.05%, 04/29/26(a)(b)	4,743	4,419,249
3.25%, 01/30/24(b)	1,926	1,874,125
3.88%, 06/11/25(a)(b)	4,458	4,296,157
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	5,325	5,832,179
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	1,386	1,414,648
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	1,120	1,097,042
Lincoln National Corp.
3.35%, 03/09/25(a)	1,386	1,335,263
3.63%, 12/12/26 (Call 09/15/26)(a)	4,040	3,802,876
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)(a)	4,173	4,055,608
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(a)	3,796	3,428,129
4.06%, 02/24/32 (Call 02/24/27)(a)(c)	6,140	5,458,853
4.15%, 03/04/26(a)	8,432	8,294,265

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	$205	$189,257
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)(a)	5,968	5,842,212
3.50%, 03/10/25 (Call 12/10/24)	5,277	5,142,048
3.75%, 03/14/26 (Call 12/14/25)	1,281	1,247,596
3.88%, 03/15/24 (Call 02/15/24)(a)	8,797	8,677,626
MassMutual Global Funding II
0.60%, 04/12/24(a)(b)	5,763	5,427,091
1.20%, 07/16/26(a)(b)	855	757,641
2.35%, 01/14/27(a)(b)	4,041	3,716,413
2.75%, 06/22/24(b)	8,143	7,862,562
2.95%, 01/11/25(a)(b)	1,188	1,142,340
3.40%, 03/08/26(b)	5,153	4,937,194
3.60%, 04/09/24(b)	740	726,258
4.15%, 08/26/25(a)(b)	1,604	1,574,443
5.05%, 12/07/27(b)	5,000	4,997,800
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45
(Call 10/20/25)(a)(b)(c)	15,070	14,464,536
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)(a)	1,245	1,168,332
Met Tower Global Funding
0.70%, 04/05/24(a)(b)	689	648,860
1.25%, 09/14/26(a)(b)	9,789	8,540,365
3.70%, 06/13/25(b)	6,225	6,016,177
MetLife Inc.
3.00%, 03/01/25	4,773	4,619,316
3.60%, 04/10/24(a)	10,483	10,313,917
3.60%, 11/13/25 (Call 08/13/25)	3,845	3,746,834
Metropolitan Life Global Funding I
0.55%, 06/07/24(a)(b)	3,070	2,866,232
0.70%, 09/27/24(a)(b)	5,841	5,394,631
0.95%, 07/02/25(a)(b)	9,034	8,166,496
1.88%, 01/11/27(b)	3,335	2,958,785
2.80%, 03/21/25(a)(b)	3,060	2,934,291
3.00%, 09/19/27(a)(b)	3,500	3,201,902
3.45%, 12/18/26(b)	6,380	5,989,042
4.05%, 08/25/25(a)(b)	775	758,832
4.40%, 06/30/27(b)	7,395	7,224,242
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	825	879,035
Mutual of Omaha Insurance Co., 4.30%, 07/15/54
(Call 07/15/24)(b)(c)	300	285,736
New York Life Global Funding
0.55%, 04/26/24(a)(b)	2,914	2,736,917
0.60%, 08/27/24(a)(b)	5,485	5,100,832
0.85%, 01/15/26(a)(b)	2,025	1,803,811
0.90%, 10/29/24(a)(b)	730	675,614
0.95%, 06/24/25(b)	5,218	4,723,156
1.15%, 06/09/26(a)(b)	9,980	8,858,516
1.45%, 01/14/25(b)	4,165	3,880,049
2.00%, 01/22/25(b)	6,446	6,065,298
2.35%, 07/14/26(b)	350	323,540
2.88%, 04/10/24(a)(b)	8,021	7,805,769
3.15%, 06/06/24(b)	2,955	2,877,136
3.25%, 04/07/27(a)(b)	5,215	4,929,485
3.60%, 08/05/25(b)	3,985	3,861,045
Nippon Life Insurance Co.
4.00%, 09/19/47 (Call 09/19/27)(b)(c)	3,000	2,683,989
4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)	8,164	7,747,859
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	18,383	17,827,101
Northwestern Mutual Global Funding
0.60%, 03/25/24(a)(b)	1,660	1,565,439
Security	Par (000)	Value

Insurance (continued)
0.80%, 01/14/26(b)	$3,898	$3,457,335
1.75%, 01/11/27(a)(b)	5,788	5,129,577
4.00%, 07/01/25(b)	6,205	6,063,758
4.35%, 09/15/27(a)(b)	3,230	3,167,204
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	4,968	4,753,550
4.88%, 10/01/24 (Call 09/01/24)(a)	6,337	6,281,394
Pacific Life Global Funding II
1.20%, 06/24/25(b)	5,011	4,553,540
1.38%, 04/14/26(b)	8,045	7,142,104
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	2,663	2,382,240
1.15%, 12/06/24(b)	3,750	3,472,334
1.20%, 09/01/26(a)(b)	12,558	11,045,181
2.40%, 09/23/24(a)(b)	8,174	7,773,770
4.20%, 08/28/25(a)(b)	1,980	1,947,162
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)(a)	3,525	3,286,235
3.40%, 05/15/25 (Call 02/15/25)(a)	4,310	4,177,244
Principal Life Global Funding, 1.38%, 01/10/25(b)	3,775	3,490,753
Principal Life Global Funding II
0.75%, 04/12/24(b)	3,643	3,428,015
0.75%, 08/23/24(b)	4,035	3,733,200
0.88%, 01/12/26(a)(b)	4,845	4,287,670
1.25%, 06/23/25(a)(b)	4,077	3,705,266
1.25%, 08/16/26(a)(b)	7,320	6,353,510
1.50%, 11/17/26(a)(b)	5,735	5,017,529
2.25%, 11/21/24(a)(b)	4,792	4,525,283
3.00%, 04/18/26(b)	7,216	6,716,491
Progressive Corp. (The)
2.45%, 01/15/27(a)	2,679	2,460,797
2.50%, 03/15/27 (Call 02/15/27)(a)	2,725	2,505,481
Protective Life Global Funding
0.78%, 07/05/24(a)(b)	6,946	6,445,451
1.17%, 07/15/25(b)	4,327	3,887,499
1.30%, 09/20/26(b)	6,170	5,369,463
1.62%, 04/15/26(a)(b)	3,757	3,389,232
1.65%, 01/13/25(b)	2,651	2,455,639
3.10%, 04/15/24(a)(b)	3,334	3,237,800
3.22%, 03/28/25(b)	4,035	3,839,819
4.71%, 07/06/27(a)(b)	3,975	3,879,154
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	5,680	5,142,301
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(a)(c)	3,100	2,709,710
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(a)(c)	3,300	3,103,811
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(c)	8,391	7,867,402
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(a)(b)	1,025	1,089,471
Reinsurance Group of America Inc., 3.95%, 09/15/26
(Call 06/15/26)(a)	2,804	2,708,631
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	10,333	9,019,047
2.50%, 10/30/24(b)	3,155	2,979,858
2.75%, 05/07/25(a)(b)	2,023	1,898,441
2.75%, 01/21/27(b)	1,135	1,021,358
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)(a)	165	154,250

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.70%, 04/01/25 (Call 01/01/25)	$1,303	$1,264,553
RGA Global Funding, 2.00%, 11/30/26(a)(b)	1,130	1,002,533
Sammons Financial Group Inc., 4.45%, 05/12/27
(Call 02/12/27)(a)(b)	1,165	1,084,659
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(a)(b)	4,676	4,087,255
Security Benefit Global Funding, 1.25%, 05/17/24(a)(b)	1,769	1,650,649
Sirius International Group Ltd., 4.60%, 11/01/26
(Call 08/01/26)(b)	1,320	1,151,700
Swiss Re America Holding Corp., 7.00%, 02/15/26	571	604,542
Symetra Financial Corp., 4.25%, 07/15/24(a)	945	924,724
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(b)(c)	2,885	2,756,864
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)(a)	3,594	3,492,118
Voya Financial Inc., 3.65%, 06/15/26	5,305	5,032,379
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)(a)	8,257	8,029,369
4.65%, 06/15/27 (Call 05/15/27)(a)	7,745	7,521,952
		869,321,649
Internet — 1.7%
Alibaba Group Holding Ltd., 3.60%, 11/28/24
(Call 08/28/24)(a)	19,718	19,036,686
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	5,049	4,558,357
0.80%, 08/15/27 (Call 06/15/27)(a)	5,210	4,521,887
2.00%, 08/15/26 (Call 05/15/26)(a)	6,070	5,650,925
3.38%, 02/25/24(a)	4,880	4,867,844
Amazon.com Inc.
0.45%, 05/12/24	12,724	12,010,631
0.80%, 06/03/25 (Call 05/03/25)	9,613	8,824,435
1.00%, 05/12/26 (Call 04/12/26)	19,872	17,713,286
1.20%, 06/03/27 (Call 04/03/27)	7,001	6,110,996
2.73%, 04/13/24	5,988	5,845,122
2.80%, 08/22/24 (Call 06/22/24)	20,466	19,898,826
3.00%, 04/13/25	11,805	11,436,138
3.15%, 08/22/27 (Call 05/22/27)(a)	21,150	20,099,574
3.30%, 04/13/27 (Call 03/13/27)(a)	20,815	19,956,142
3.80%, 12/05/24 (Call 09/05/24)(a)	11,348	11,195,802
4.55%, 12/01/27 (Call 11/01/27)	12,000	12,092,030
4.60%, 12/01/25	12,000	12,042,409
4.70%, 11/29/24	12,000	12,020,621
5.20%, 12/03/25 (Call 09/03/25)(a)	7,047	7,215,620
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	2,140	1,819,570
1.72%, 04/09/26 (Call 03/09/26)(a)	3,115	2,749,363
3.08%, 04/07/25 (Call 03/07/25)(a)	6,588	6,176,248
3.63%, 07/06/27(a)	4,117	3,786,919
4.13%, 06/30/25(a)	2,005	1,919,988
4.38%, 05/14/24 (Call 04/14/24)(a)	3,023	2,964,868
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)(a)	7,423	7,165,904
3.65%, 03/15/25 (Call 12/15/24)(a)	6,073	5,958,015
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	7,154	6,381,247
1.90%, 03/11/25 (Call 02/11/25)	9,367	8,789,745
3.45%, 08/01/24 (Call 05/01/24)	6,588	6,431,549
3.60%, 06/05/27 (Call 03/05/27)(a)	5,031	4,764,184
5.95%, 11/22/27(a)	555	569,182
Expedia Group Inc.
4.63%, 08/01/27 (Call 05/01/27)	4,200	4,056,392
5.00%, 02/15/26 (Call 11/15/25)(a)	7,845	7,820,413
Security	Par (000)	Value

Internet (continued)
6.25%, 05/01/25 (Call 02/01/25)(b)	$10,007	$10,128,918
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(a)(b)	5,925	5,308,975
Meta Platforms Inc., 3.50%, 08/15/27 (Call 07/15/27)(b)	38,755	36,419,699
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	2,695	2,585,165
4.38%, 11/15/26	6,512	6,286,603
5.75%, 03/01/24(a)	1,775	1,777,219
5.88%, 02/15/25(a)	3,900	3,939,493
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(b)	3,665	3,222,820
4.85%, 07/06/27 (Call 04/06/27)(a)(b)	396	363,330
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	4,474	4,034,747
3.28%, 04/11/24 (Call 03/11/24)(a)(b)	4,265	4,146,220
3.58%, 04/11/26 (Call 02/11/26)(a)(b)	4,630	4,380,216
3.80%, 02/11/25(a)(b)	2,735	2,635,740
Tencent Music Entertainment Group, 1.38%, 09/03/25
(Call 08/03/25)(a)	1,632	1,440,531
VeriSign Inc.
4.75%, 07/15/27 (Call 01/03/23)	3,450	3,378,071
5.25%, 04/01/25 (Call 01/01/25)	6,286	6,314,260
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	7,395	7,070,633
		389,883,558
Iron & Steel — 0.3%
ArcelorMittal SA
3.60%, 07/16/24	520	504,919
4.55%, 03/11/26(a)	4,775	4,635,224
6.55%, 11/29/27	9,000	9,077,583
Gerdau Trade Inc., 4.88%, 10/24/27(b)	400	389,900
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(a)	5,783	5,396,078
3.95%, 05/23/25	3,450	3,377,731
4.30%, 05/23/27 (Call 04/23/27)(a)	3,730	3,643,534
POSCO
2.50%, 01/17/25(b)	5,120	4,803,281
2.75%, 07/15/24(a)(b)	3,001	2,878,840
4.38%, 08/04/25(b)	4,000	3,882,063
POSCO Holdings Inc., 4.50%, 08/04/27(b)	517	491,028
Reliance Steel & Aluminum Co., 1.30%, 08/15/25
(Call 07/15/25)	4,834	4,353,874
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	939	788,108
2.40%, 06/15/25 (Call 05/15/25)	3,953	3,702,446
2.80%, 12/15/24 (Call 11/15/24)	4,011	3,814,380
5.00%, 12/15/26 (Call 01/03/23)(a)	530	522,260
Vale Overseas Ltd., 6.25%, 08/10/26(a)	7,302	7,541,871
		59,803,120
Leisure Time — 0.0%
Brunswick Corp., 0.85%, 08/18/24 (Call 01/03/23)	5,417	4,974,113
Harley-Davidson Inc., 3.50%, 07/28/25
(Call 04/28/25)(a)	3,862	3,680,828
		8,654,941
Lodging — 0.3%
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 01/03/23)(a)	4,185	3,921,391
4.85%, 03/15/26 (Call 12/15/25)(a)	3,653	3,600,057
5.63%, 04/23/25 (Call 03/23/25)	5,042	5,021,230
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	4,860	4,768,493
3.75%, 03/15/25 (Call 12/15/24)(a)	3,499	3,398,618

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
3.75%, 10/01/25 (Call 07/01/25)(a)	$3,132	$3,018,495
5.00%, 10/15/27 (Call 09/15/27)	5,036	5,011,202
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	5,747	5,840,046
Series R, 3.13%, 06/15/26 (Call 03/15/26)	6,839	6,400,839
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)	4,963	4,139,043
4.30%, 01/08/26 (Call 12/08/25)(a)	4,955	4,541,902
5.63%, 08/08/25 (Call 06/08/25)(a)	12,002	11,611,935
		61,273,251
Machinery — 1.1%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	8,468	7,964,613
0.60%, 09/13/24(a)	1,335	1,242,682
0.80%, 11/13/25(a)	9,203	8,276,521
0.90%, 03/02/26	3,728	3,344,845
1.10%, 09/14/27(a)	3,680	3,163,954
1.15%, 09/14/26(a)	3,010	2,672,751
1.45%, 05/15/25(a)	6,249	5,808,054
1.70%, 01/08/27(a)	4,196	3,761,278
2.15%, 11/08/24(a)	10,465	9,991,091
2.40%, 08/09/26	4,265	3,954,984
2.85%, 05/17/24	5,783	5,632,848
3.25%, 12/01/24(a)	6,297	6,121,222
3.30%, 06/09/24(a)	5,479	5,376,722
3.40%, 05/13/25(a)	2,344	2,284,008
3.60%, 08/12/27(a)	6,080	5,845,766
3.65%, 08/12/25(a)	6,946	6,801,619
4.90%, 01/17/25(a)	8,770	8,798,286
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	8,687	8,548,418
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)(a)	5,177	4,554,096
1.88%, 01/15/26 (Call 12/15/25)	4,286	3,881,930
3.95%, 05/23/25	4,735	4,605,398
5.45%, 10/14/25(a)	5,440	5,499,144
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	6,453	6,204,941
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	2,415	2,310,598
John Deere Capital Corp.
0.45%, 06/07/24(a)	6,268	5,887,393
0.63%, 09/10/24	2,572	2,398,977
0.70%, 01/15/26	7,645	6,810,316
1.05%, 06/17/26	4,965	4,419,518
1.25%, 01/10/25(a)	7,794	7,285,447
1.30%, 10/13/26(a)	3,830	3,405,355
1.70%, 01/11/27	1,373	1,230,283
1.75%, 03/09/27	2,910	2,592,952
2.05%, 01/09/25	4,938	4,698,858
2.13%, 03/07/25	3,488	3,310,509
2.25%, 09/14/26(a)	3,496	3,232,236
2.35%, 03/08/27(a)	6,680	6,116,765
2.60%, 03/07/24(a)	4,868	4,744,335
2.65%, 06/24/24(a)	5,137	4,981,936
2.65%, 06/10/26(a)	4,375	4,111,913
2.80%, 09/08/27	2,233	2,063,348
3.35%, 06/12/24	5,730	5,618,143
3.40%, 06/06/25(a)	7,800	7,609,856
3.40%, 09/11/25(a)	1,710	1,667,399
3.45%, 03/13/25(a)	5,550	5,420,308
4.05%, 09/08/25	5,040	4,983,082
4.15%, 09/15/27	6,753	6,627,398
4.55%, 10/11/24(a)	2,250	2,246,283
Security	Par (000)	Value

Machinery (continued)
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(a)	$9,855	$9,232,348
2.29%, 04/05/27 (Call 02/05/27)(a)	2,511	2,272,154
Rockwell Automation Inc., 2.88%, 03/01/25
(Call 12/01/24)(a)	2,563	2,469,459
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	6,084	5,710,450
3.45%, 11/15/26 (Call 08/15/26)(a)	3,294	3,052,003
4.40%, 03/15/24 (Call 02/15/24)(a)	6,319	6,216,255
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)(a)	2,339	2,195,693
		259,256,741
Manufacturing — 0.8%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	6,734	6,393,204
2.25%, 09/19/26 (Call 06/19/26)(a)	4,983	4,614,931
2.65%, 04/15/25 (Call 03/15/25)(a)	4,723	4,525,219
2.88%, 10/15/27 (Call 07/15/27)(a)	4,653	4,325,229
3.00%, 08/07/25(a)	3,878	3,733,215
3.25%, 02/14/24 (Call 01/14/24)(a)	6,935	6,816,281
Carlisle Companies Inc., 3.50%, 12/01/24
(Call 10/01/24)	3,285	3,161,566
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(a)	1,387	1,299,348
GE Capital Funding LLC, 3.45%, 05/15/25
(Call 04/15/25)(a)	546	526,664
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	1,225	1,174,833
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	7,345	6,857,362
3.50%, 03/01/24 (Call 12/01/23)(a)	6,358	6,274,688
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	6,461	6,209,745
3.25%, 03/01/27 (Call 12/01/26)(a)	3,692	3,459,715
3.30%, 11/21/24 (Call 08/21/24)(a)	4,672	4,518,653
3.65%, 06/15/24	10,915	10,669,685
4.25%, 09/15/27 (Call 08/15/27)	10,215	9,906,774
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	7,985	7,566,680
1.20%, 03/11/26(a)(b)	21,916	19,541,079
2.35%, 10/15/26(a)(b)	7,174	6,562,216
3.13%, 03/16/24(a)(b)	8,468	8,285,133
3.25%, 05/27/25(a)(b)	11,059	10,671,405
3.40%, 03/16/27(a)(b)	7,496	7,086,903
6.13%, 08/17/26(a)(b)	9,218	9,608,407
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 01/03/23)(a)	4,397	4,151,579
1.60%, 04/01/26 (Call 03/01/26)(a)	4,713	4,194,757
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	1,819	1,702,477
3.88%, 03/01/25 (Call 12/01/24)(a)	1,880	1,834,170
4.00%, 03/15/26 (Call 12/15/25)	3,918	3,790,462
4.30%, 03/01/24 (Call 12/01/23)	1,769	1,748,000
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	4,311	4,080,341
3.55%, 11/01/24 (Call 08/01/24)	6,022	5,855,272
		181,145,993
Media — 1.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 07/23/25
(Call 04/23/25)	36,286	35,716,004
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	6,642	6,090,667

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.15%, 03/01/26 (Call 12/01/25)(a)	$17,512	$16,756,270
3.30%, 02/01/27 (Call 11/01/26)	11,889	11,306,510
3.30%, 04/01/27 (Call 02/01/27)	5,715	5,423,110
3.38%, 02/15/25 (Call 11/15/24)(a)	9,258	9,009,654
3.38%, 08/15/25 (Call 05/15/25)	12,650	12,264,270
3.70%, 04/15/24 (Call 03/15/24)	19,980	19,697,445
3.95%, 10/15/25 (Call 08/15/25)(a)	24,362	23,944,606
5.25%, 11/07/25(a)	2,655	2,700,316
5.35%, 11/15/27 (Call 10/15/27)	11,430	11,775,967
Cox Communications Inc.
3.15%, 08/15/24 (Call 06/15/24)(b)	7,617	7,327,831
3.35%, 09/15/26 (Call 06/15/26)(b)	7,331	6,871,772
3.50%, 08/15/27 (Call 05/15/27)(a)(b)	6,344	5,921,686
3.85%, 02/01/25 (Call 11/01/24)(a)(b)	3,233	3,133,995
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)(a)	2,009	1,907,046
3.80%, 03/13/24 (Call 01/13/24)(a)	1,669	1,631,525
3.90%, 11/15/24 (Call 08/15/24)(a)	6,404	6,170,864
3.95%, 06/15/25 (Call 03/15/25)(a)	5,174	4,949,006
4.90%, 03/11/26 (Call 12/11/25)	6,533	6,349,555
FactSet Research Systems Inc., 2.90%, 03/01/27
(Call 02/01/27)(a)	3,490	3,189,487
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	7,566	7,236,066
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)(a)	1,095	1,066,596
6.63%, 03/18/25(a)	5,076	5,188,183
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	5,560	4,984,442
4.00%, 01/15/26 (Call 10/15/25)	7,617	7,294,953
4.75%, 05/15/25 (Call 04/15/25)	5,333	5,283,544
Sky Ltd., 3.75%, 09/16/24(b)	11,152	10,886,986
TCI Communications Inc., 7.88%, 02/15/26(a)	3,942	4,316,340
Thomson Reuters Corp., 3.35%, 05/15/26
(Call 02/15/26)(a)	4,575	4,350,814
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	6,785	6,172,605
2.95%, 06/15/27(a)	4,546	4,265,629
3.00%, 02/13/26(a)	6,017	5,742,970
3.15%, 09/17/25	7,414	7,139,700
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	14,070	13,367,941
1.75%, 01/13/26	13,238	12,171,767
3.35%, 03/24/25	14,855	14,468,228
3.38%, 11/15/26 (Call 08/15/26)	4,854	4,640,999
3.70%, 09/15/24 (Call 06/15/24)	6,933	6,802,414
3.70%, 10/15/25 (Call 07/15/25)(a)	6,329	6,178,405
3.70%, 03/23/27	4,438	4,289,676
		337,985,844
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25
(Call 03/15/25)	7,802	7,583,329
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(a)	742	723,813
Worthington Industries Inc., 4.55%, 04/15/26(a)	1,486	1,460,199
		9,767,341
Mining — 0.5%
Anglo American Capital PLC
3.63%, 09/11/24(b)	6,045	5,855,183
4.00%, 09/11/27(a)(b)	4,275	4,009,606
4.75%, 04/10/27(a)(b)	3,972	3,817,861
4.88%, 05/14/25(a)(b)	4,202	4,122,976
Security	Par (000)	Value

Mining (continued)
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26(a)	$1,266	$1,325,637
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(b)	8,680	8,232,919
4.50%, 09/16/25(b)	300	296,623
Freeport Indonesia PT, 4.76%, 04/14/27
(Call 03/14/27)(b)	6,240	5,996,640
Freeport-McMoRan Inc.
4.55%, 11/14/24 (Call 08/14/24)(a)	6,445	6,367,757
5.00%, 09/01/27 (Call 01/03/23)(a)	3,565	3,453,111
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	10,188	9,223,974
1.63%, 04/27/26 (Call 03/27/26)(a)(b)	6,420	5,710,940
3.88%, 10/27/27 (Call 07/27/27)(a)(b)	600	555,347
4.00%, 04/16/25(a)(b)	2,756	2,665,977
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	6,620	6,302,425
4.13%, 03/12/24 (Call 02/12/24)(a)(b)	6,715	6,606,455
4.63%, 04/29/24(b)	8,639	8,539,262
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24
(Call 04/15/24)(b)	1,000	993,277
Indonesia Asahan Aluminium Persero PT, 4.75%, 05/15/25 (Call 04/15/25)(a)(b)	11,228	10,978,899
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(a)	3,083	2,937,452
5.95%, 03/15/24 (Call 12/15/23)	5,048	5,066,266
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%,
09/29/27 (Call 06/29/27)(a)(b)	450	384,777
Southern Copper Corp., 3.88%, 04/23/25	4,869	4,738,316
		108,181,680
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)(a)	7,090	6,283,935
4.13%, 05/01/25 (Call 01/03/23)(a)	4,635	4,445,892
5.50%, 12/01/24 (Call 06/01/24)	5,433	5,425,394
		16,155,221
Oil & Gas — 3.4%
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(b)	2,327	2,158,897
3.00%, 01/15/25 (Call 12/15/24)(b)	7,671	7,258,055
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	7,672	7,212,583
3.12%, 05/04/26 (Call 02/04/26)	7,352	7,010,557
3.41%, 02/11/26 (Call 12/11/25)(a)	6,693	6,470,523
3.54%, 04/06/27 (Call 02/06/27)(a)	5,453	5,221,151
3.59%, 04/14/27 (Call 01/14/27)(a)	5,711	5,497,015
3.80%, 09/21/25 (Call 07/21/25)(a)	9,731	9,572,382
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	5,704	5,394,321
4.38%, (Call 06/22/25)(a)(c)(d)	19,687	18,727,259
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	6,373	5,948,220
3.80%, 04/15/24 (Call 01/15/24)	7,624	7,499,087
3.85%, 06/01/27 (Call 03/01/27)(a)	8,165	7,739,886
3.90%, 02/01/25 (Call 11/01/24)	7,280	7,124,569
Cenovus Energy Inc., 4.25%, 04/15/27
(Call 01/15/27)(a)	437	418,657
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	16,139	15,086,525
2.00%, 05/11/27 (Call 03/11/27)	7,759	7,024,229
2.90%, 03/03/24 (Call 01/03/24)	10,204	9,992,844
2.95%, 05/16/26 (Call 02/16/26)	9,568	9,120,979

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.33%, 11/17/25 (Call 08/17/25)(a)	$9,180	$8,904,383
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)(a)	9,963	9,027,035
1.02%, 08/12/27 (Call 06/12/27)(a)	4,205	3,638,453
3.90%, 11/15/24 (Call 08/15/24)	9,229	9,109,402
CNOOC Finance 2014 ULC, 4.25%, 04/30/24(a)	17,048	16,813,590
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	16,475	15,819,394
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	4,947	4,702,748
3.35%, 11/15/24 (Call 08/15/24)(a)	2,631	2,563,164
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	4,674	4,041,421
3.80%, 06/01/24 (Call 03/01/24)(a)	9,818	9,551,678
Coterra Energy Inc., 3.90%, 05/15/27
(Call 02/15/27)(a)(b)	4,048	3,819,751
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)(a)	8,649	8,658,369
5.85%, 12/15/25 (Call 09/15/25)	4,391	4,492,243
Diamondback Energy Inc., 3.25%, 12/01/26
(Call 10/01/26)(a)	5,322	4,988,375
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	2,512	2,359,684
4.38%, 10/30/24(b)	800	775,208
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	3,579	3,462,258
4.15%, 01/15/26 (Call 10/15/25)	6,191	6,104,338
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)(b)	3,711	3,425,737
3.90%, 10/01/27 (Call 07/01/27)	4,185	3,874,103
5.68%, 10/01/25 (Call 10/04/23)(a)	1,465	1,460,986
6.13%, 02/01/25 (Call 01/01/25)	9,304	9,330,889
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	10,883	9,981,825
2.88%, 04/06/25 (Call 03/06/25)(a)	17,116	16,461,179
3.00%, 04/06/27 (Call 02/06/27)	3,609	3,381,259
3.25%, 11/10/24(a)	8,450	8,244,477
3.70%, 03/01/24(a)	7,914	7,814,470
7.15%, 11/15/25(a)	2,194	2,328,641
7.25%, 09/23/27(a)	394	436,477
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(a)	11,038	10,587,849
2.28%, 08/16/26 (Call 06/16/26)(a)	5,618	5,248,048
2.71%, 03/06/25 (Call 12/06/24)	15,592	14,988,394
2.99%, 03/19/25 (Call 02/19/25)(a)	23,139	22,409,879
3.04%, 03/01/26 (Call 12/01/25)(a)	15,991	15,314,833
3.18%, 03/15/24 (Call 12/15/23)(a)	8,774	8,632,548
3.29%, 03/19/27 (Call 01/19/27)(a)	6,031	5,809,462
GS Caltex Corp.
3.00%, 06/04/24(a)(b)	565	543,880
4.50%, 01/05/26(b)	2,000	1,936,031
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)(a)	5,921	5,754,126
4.30%, 04/01/27 (Call 01/01/27)(a)	6,987	6,716,007
KazMunayGas National Co. JSC
4.75%, 04/24/25(b)	1,102	1,061,195
4.75%, 04/19/27(a)(b)	6,250	5,773,563
Kunlun Energy Co. Ltd., 3.75%, 05/13/25(b)	200	193,454
Lundin Energy Finance BV, 2.00%, 07/15/26
(Call 06/15/26)(a)(b)	5,874	5,171,505
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	7,143	6,903,916
Security	Par (000)	Value

Oil & Gas (continued)
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)(a)	$8,913	$8,692,407
4.70%, 05/01/25 (Call 04/01/25)	13,116	13,004,046
5.13%, 12/15/26 (Call 09/15/26)(a)	5,309	5,314,171
Ovintiv Exploration Inc., 5.38%, 01/01/26
(Call 10/01/25)	5,296	5,268,038
Pertamina Persero PT, 1.40%, 02/09/26
(Call 01/09/26)(b)	6,734	5,999,014
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	970	1,069,675
Petronas Capital Ltd., 3.50%, 03/18/25(a)(b)	12,608	12,201,389
Phillips 66
0.90%, 02/15/24 (Call 01/03/23)(a)	2,956	2,817,144
1.30%, 02/15/26 (Call 01/15/26)(a)	4,057	3,642,794
2.45%, 12/15/24 (Call 11/15/24)(b)	5,527	5,203,356
3.55%, 10/01/26 (Call 07/01/26)(b)	2,984	2,815,714
3.61%, 02/15/25 (Call 11/15/24)(b)	2,809	2,719,631
3.85%, 04/09/25 (Call 03/09/25)(a)	9,242	9,037,482
Pioneer Natural Resources Co., 1.13%, 01/15/26
(Call 12/15/25)	3,278	2,926,120
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27
(Call 04/10/27)(a)(b)	200	175,419
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(b)	13,643	12,073,509
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	311	301,207
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	1,629	1,627,623
6.33%, 09/30/27(b)	1,646	1,658,155
Reliance Industries Ltd., 4.13%, 01/28/25(a)(b)	5,906	5,722,839
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(a)(b)	7,445	6,992,255
1.60%, 06/17/26 (Call 05/17/26)(b)	12,535	11,219,226
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(b)	11,591	10,558,775
2.88%, 04/16/24(a)(b)	17,174	16,629,172
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)(a)	14,233	13,577,210
2.50%, 09/12/26(a)	5,576	5,225,852
2.88%, 05/10/26	14,830	14,121,161
3.25%, 05/11/25(a)	21,677	21,063,516
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	10,275	10,183,878
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	10,931	10,486,696
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)(b)	5,538	5,152,917
3.50%, 05/03/26(a)(b)	3,722	3,581,482
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	5,270	4,943,860
3.63%, 04/12/27(a)(b)	4,564	4,382,965
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	9,032	8,192,485
2.15%, 05/13/25 (Call 04/13/25)(b)	10,649	9,906,122
2.50%, 08/08/24 (Call 07/08/24)(a)(b)	7,177	6,876,930
2.50%, 11/12/24 (Call 10/12/24)(b)	6,880	6,556,021
4.13%, 09/12/25(a)(b)	3,687	3,597,440
Suncor Energy Inc., 7.88%, 06/15/26(a)	1,040	1,120,715
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	4,652	3,954,200
4.00%, 08/15/26(b)	5,375	4,568,750
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	12,445	11,923,816
3.75%, 04/10/24(a)	8,330	8,225,969

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	$2,490	$2,200,389
2.85%, 04/15/25 (Call 03/15/25)(a)	175	166,538
3.40%, 09/15/26 (Call 06/15/26)	61	57,814
Var Energi ASA
5.00%, 05/18/27 (Call 04/18/27)(b)	1,425	1,341,607
7.50%, 01/15/28 (Call 12/15/27)(b)	200	204,369
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	11,890	11,424,714
3.70%, 09/15/26 (Call 06/15/26)(b)	5,154	4,839,258
		772,639,801
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 2.06%, 12/15/26 (Call 11/15/26)	3,690	3,323,054
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)(a)	4,233	4,143,175
HF Sinclair Corp., 5.88%, 04/01/26(a)	6,880	6,923,428
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)	5,620	5,147,064
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(a)(b)	8,720	8,570,845
4.00%, 12/21/25 (Call 09/21/25)(b)	7,461	7,260,295
		35,367,861
Packaging & Containers — 0.5%
Amcor Finance USA Inc., 3.63%, 04/28/26
(Call 01/28/26)(a)	4,861	4,605,452
Amcor Flexibles North America Inc.
3.10%, 09/15/26 (Call 06/15/26)(a)	3,073	2,865,341
4.00%, 05/17/25 (Call 04/17/25)(a)	7,415	7,198,851
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	6,885	6,537,697
1.57%, 01/15/26 (Call 12/15/25)(a)	12,084	10,774,187
1.65%, 01/15/27 (Call 12/15/26)	2,810	2,371,748
4.88%, 07/15/26 (Call 01/03/23)(b)	9,911	9,509,505
Brambles USA Inc., 4.13%, 10/23/25
(Call 07/25/25)(a)(b)	2,279	2,187,357
CCL Industries Inc., 3.25%, 10/01/26
(Call 07/01/26)(a)(b)	2,140	1,935,205
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	9,038	8,431,951
1.51%, 04/15/26 (Call 03/15/26)(a)(b)	5,090	4,426,023
Packaging Corp. of America, 3.65%, 09/15/24
(Call 06/15/24)(a)	4,061	3,962,633
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(a)(b)	6,050	5,215,344
Silgan Holdings Inc., 1.40%, 04/01/26
(Call 03/01/26)(a)(b)	3,980	3,484,751
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	12,005	11,148,379
2.25%, 02/01/27 (Call 01/01/27)(a)	6,240	5,588,757
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	4,950	4,734,413
3.38%, 09/15/27 (Call 06/15/27)	3,005	2,746,193
3.75%, 03/15/25 (Call 01/15/25)(a)	5,953	5,738,910
4.65%, 03/15/26 (Call 01/15/26)	7,529	7,394,935
		110,857,632
Pharmaceuticals — 3.5%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)(a)	30,418	29,135,731
2.95%, 11/21/26 (Call 09/21/26)	29,666	27,775,494
3.20%, 05/14/26 (Call 02/14/26)	16,213	15,411,689
3.60%, 05/14/25 (Call 02/14/25)	29,859	29,043,747
Security	Par (000)	Value

Pharmaceuticals (continued)
3.80%, 03/15/25 (Call 12/15/24)	$23,494	$22,985,048
3.85%, 06/15/24 (Call 03/15/24)	9,945	9,805,166
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	2,215	2,138,171
3.40%, 05/15/24 (Call 02/15/24)	6,874	6,719,988
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 01/03/23)	15,344	14,445,673
1.20%, 05/28/26 (Call 04/28/26)(a)	9,150	8,172,201
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(a)	9,370	8,294,522
3.13%, 06/12/27 (Call 03/12/27)(a)	3,102	2,940,063
3.38%, 11/16/25(a)	15,259	14,783,081
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(a)(b)	6,495	6,298,363
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	20,373	19,756,888
5.50%, 08/15/25(a)(b)	1,081	1,074,347
Bayer U.S. Finance LLC, 3.38%, 10/08/24(a)(b)	15,464	14,953,985
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)(a)	10,937	10,682,083
3.70%, 06/06/27 (Call 03/06/27)	11,746	11,219,729
3.73%, 12/15/24 (Call 09/15/24)(a)	8,826	8,611,540
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	7,263	6,548,320
1.13%, 11/13/27 (Call 09/13/27)(a)	5,300	4,532,875
2.90%, 07/26/24 (Call 06/26/24)	22,372	21,759,191
3.20%, 06/15/26 (Call 04/15/26)	14,310	13,745,479
3.25%, 02/27/27(a)	3,359	3,224,346
3.45%, 11/15/27 (Call 08/15/27)	1,025	979,507
3.63%, 05/15/24 (Call 02/15/24)(a)	2,925	2,879,272
6.80%, 11/15/26(a)	280	305,420
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)(a)	8,331	8,081,246
3.41%, 06/15/27 (Call 03/15/27)	7,853	7,380,516
3.50%, 11/15/24 (Call 08/15/24)	4,690	4,540,341
3.75%, 09/15/25 (Call 06/15/25)	4,679	4,540,739
Cigna Corp.
0.61%, 03/15/24 (Call 01/03/23)(a)	5,639	5,335,906
1.25%, 03/15/26 (Call 02/15/26)	6,898	6,176,868
3.05%, 10/15/27 (Call 07/15/27)	725	669,245
3.25%, 04/15/25 (Call 01/15/25)	8,140	7,870,487
3.40%, 03/01/27 (Call 12/01/26)	8,701	8,218,158
3.50%, 06/15/24 (Call 03/17/24)	7,043	6,891,074
4.13%, 11/15/25 (Call 09/15/25)(a)	18,510	18,206,090
4.50%, 02/25/26 (Call 11/27/25)(a)	10,040	9,995,909
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	17,758	15,224,799
2.63%, 08/15/24 (Call 07/15/24)	10,672	10,307,943
2.88%, 06/01/26 (Call 03/01/26)(a)	11,599	10,912,958
3.00%, 08/15/26 (Call 06/15/26)	8,110	7,623,598
3.38%, 08/12/24 (Call 05/12/24)(a)	6,854	6,697,738
3.63%, 04/01/27 (Call 02/01/27)(a)	6,795	6,516,685
3.88%, 07/20/25 (Call 04/20/25)(a)	22,130	21,747,245
4.10%, 03/25/25 (Call 01/25/25)	8,280	8,197,424
5.00%, 12/01/24 (Call 09/01/24)	2,922	2,940,729
6.25%, 06/01/27(a)	1,082	1,144,575
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	5,752	5,517,941
3.10%, 05/15/27 (Call 02/15/27)	1,964	1,864,649
5.50%, 03/15/27(a)	4,160	4,365,127
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	14,593	14,036,724

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Evernorth Health Inc.
3.50%, 06/15/24 (Call 03/17/24)(a)	$1,747	$1,700,585
4.50%, 02/25/26 (Call 11/27/25)	1,800	1,783,083
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	7,364	7,219,809
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24
(Call 05/01/24)(a)	10,701	10,449,518
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	7,676	6,976,399
0.95%, 09/01/27 (Call 07/01/27)(a)	2,950	2,565,409
2.45%, 03/01/26 (Call 12/01/25)	15,044	14,275,092
2.63%, 01/15/25 (Call 11/15/24)(a)	8,154	7,865,854
2.95%, 03/03/27 (Call 12/03/26)	6,694	6,379,684
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	3,917	3,491,592
1.30%, 08/15/26 (Call 07/15/26)(a)	4,549	4,000,432
3.80%, 03/15/24 (Call 12/15/23)(a)	8,600	8,468,743
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)(a)	6,571	6,477,408
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	5,946	5,323,858
1.70%, 06/10/27 (Call 05/10/27)(a)	10,810	9,679,430
2.75%, 02/10/25 (Call 11/10/24)(a)	16,779	16,167,736
2.90%, 03/07/24 (Call 02/07/24)(a)	6,816	6,679,612
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	8,378	7,931,738
2.00%, 02/14/27 (Call 12/14/26)(a)	7,782	7,117,741
3.00%, 11/20/25 (Call 08/20/25)	9,575	9,238,600
3.10%, 05/17/27 (Call 02/17/27)(a)	7,682	7,354,589
3.40%, 05/06/24	10,546	10,381,346
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	7,600	7,009,647
2.75%, 06/03/26(a)	10,209	9,703,438
2.95%, 03/15/24 (Call 02/15/24)	6,343	6,226,964
3.00%, 12/15/26(a)	9,153	8,743,936
3.40%, 05/15/24(a)	6,756	6,648,107
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	22,216	20,932,347
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	17,314	16,226,395
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)(a)	7,247	6,560,285
2.30%, 06/22/27 (Call 04/22/27)	5,357	4,607,311
Wyeth LLC, 6.45%, 02/01/24(a)	6,421	6,544,321
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	3,955	3,652,631
4.50%, 11/13/25 (Call 08/13/25)	6,323	6,270,190
5.40%, 11/14/25 (Call 10/14/25)	175	177,644
		788,058,107
Pipelines — 2.6%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	3,370	3,222,568
4.95%, 12/15/24 (Call 09/15/24)	8,165	8,087,267
5.95%, 06/01/26 (Call 03/01/26)	3,277	3,340,909
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)(a)	9,742	9,755,184
5.88%, 03/31/25 (Call 10/02/24)(a)	15,426	15,499,042
7.00%, 06/30/24 (Call 01/01/24)(a)	14,332	14,531,215
Colonial Pipeline Co., 3.75%, 10/01/25
(Call 07/01/25)(a)(b)	1,500	1,449,291
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(a)(b)	3,274	3,131,535
Security	Par (000)	Value

Pipelines (continued)
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)(a)	$10,512	$10,352,474
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	1,450	1,431,988
5.63%, 07/15/27 (Call 04/15/27)(a)	3,390	3,376,312
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)	5,318	5,428,001
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	5,448	4,790,737
2.15%, 02/16/24	2,385	2,299,838
2.50%, 01/15/25 (Call 12/15/24)(a)	5,488	5,203,008
2.50%, 02/14/25	3,955	3,742,268
3.50%, 06/10/24 (Call 03/10/24)(a)	5,532	5,387,115
3.70%, 07/15/27 (Call 04/15/27)(a)	5,019	4,737,543
4.25%, 12/01/26 (Call 09/01/26)	5,127	4,970,996
5.50%, 07/15/77 (Call 07/15/27),
(3 mo. LIBOR US + 3.418%)(a)(c)	8,013	7,026,638
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(a)(c)	3,545	3,242,390
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)(a)	9,433	8,897,186
3.90%, 05/15/24 (Call 02/15/24)	5,852	5,720,936
3.90%, 07/15/26 (Call 04/15/26)	4,425	4,176,772
4.00%, 10/01/27 (Call 07/01/27)	3,060	2,871,347
4.05%, 03/15/25 (Call 12/15/24)	9,790	9,506,322
4.20%, 04/15/27 (Call 01/15/27)(a)	4,871	4,608,482
4.25%, 04/01/24 (Call 01/01/24)(a)	4,860	4,763,061
4.40%, 03/15/27 (Call 12/15/26)(a)	3,220	3,079,364
4.50%, 04/15/24 (Call 03/15/24)	6,442	6,361,136
4.75%, 01/15/26 (Call 10/15/25)	7,785	7,639,121
4.90%, 02/01/24 (Call 11/01/23)(a)	2,990	2,971,647
5.50%, 06/01/27 (Call 03/01/27)(a)	7,973	7,958,866
5.95%, 12/01/25 (Call 09/01/25)(a)	3,562	3,612,513
7.60%, 02/01/24 (Call 11/01/23)	1,181	1,197,692
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)(a)	7,971	7,709,675
3.75%, 02/15/25 (Call 11/15/24)(a)	13,491	13,186,753
3.90%, 02/15/24 (Call 11/15/23)(a)	10,216	10,045,032
3.95%, 02/15/27 (Call 11/15/26)	3,934	3,793,576
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)(c)	6,800	5,521,030
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25
(Call 04/15/25)(a)(b)	3,081	2,996,575
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	54	50,261
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(b)	5,331	4,836,539
3.45%, 10/15/27 (Call 08/15/27)(b)	225	199,894
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	2,531	2,452,785
6.19%, 11/01/25(a)(b)	643	648,374
KazTransGas JSC, 4.38%, 09/26/27(b)	3,200	2,853,376
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	5,378	5,307,281
4.25%, 09/01/24 (Call 06/01/24)(a)	7,750	7,634,154
4.30%, 05/01/24 (Call 02/01/24)	6,476	6,391,126
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(a)	2,648	2,338,546
4.30%, 06/01/25 (Call 03/01/25)(a)	15,647	15,415,668
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	735	701,717
5.00%, 03/01/26 (Call 12/01/25)(a)	5,140	5,149,913

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Midwest Connector Capital Co. LLC, 3.90%, 04/01/24
(Call 03/01/24)(b)	$5,091	$4,920,409
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	11,614	10,366,853
4.00%, 02/15/25 (Call 11/15/24)	5,478	5,318,291
4.13%, 03/01/27 (Call 12/01/26)	8,061	7,693,895
4.88%, 12/01/24 (Call 09/01/24)(a)	10,573	10,481,767
4.88%, 06/01/25 (Call 03/01/25)(a)	10,505	10,364,194
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	4,690	4,462,783
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	2,493	2,360,233
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(a)	4,246	3,895,460
2.75%, 09/01/24 (Call 08/01/24)(a)	7,281	6,972,246
4.00%, 07/13/27 (Call 04/13/27)(a)	3,361	3,153,391
5.85%, 01/15/26 (Call 12/15/25)(a)	3,587	3,637,093
ONEOK Partners LP, 4.90%, 03/15/25
(Call 12/15/24)(a)	6,587	6,518,764
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	9,614	9,274,108
4.50%, 12/15/26 (Call 09/15/26)	5,274	5,081,938
4.65%, 10/15/25 (Call 07/15/25)(a)	11,002	10,832,442
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	10,304	10,170,959
5.63%, 03/01/25 (Call 12/01/24)	19,815	19,864,353
5.75%, 05/15/24 (Call 02/15/24)	19,646	19,677,405
5.88%, 06/30/26 (Call 12/31/25)	10,964	11,121,491
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	5,720	5,354,743
3.50%, 03/15/25 (Call 12/15/24)(a)	5,232	5,047,027
4.75%, 03/15/24 (Call 12/15/23)(a)	8,801	8,752,519
Targa Resources Corp., 5.20%, 07/01/27
(Call 06/01/27)(a)	5,090	5,021,828
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27
(Call 01/03/23)(a)	5,345	5,374,023
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)(a)	2,997	2,846,470
4.38%, 03/13/25 (Call 12/13/24)(a)	5,704	5,585,380
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27(a)	2,052	2,194,898
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	11,840	10,983,243
4.88%, 01/15/26 (Call 10/15/25)(a)	7,039	6,994,724
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(a)(c)	8,640	7,232,869
5.63%, 05/20/75 (Call 05/20/25)(a)(c)	6,842	6,399,439
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(a)(c)	9,192	8,627,745
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	8,164	8,777,700
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	9,863	9,329,509
3.90%, 01/15/25 (Call 10/15/24)	8,385	8,189,796
4.00%, 09/15/25 (Call 06/15/25)(a)	6,912	6,738,836
4.30%, 03/04/24 (Call 12/04/23)(a)	8,279	8,181,470
4.55%, 06/24/24 (Call 03/24/24)	12,529	12,399,425
		591,802,758
Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26
(Call 02/27/26)(a)(b)	3,884	3,701,870
Security	Par (000)	Value

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)(a)	$5,613	$5,506,348
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	5,898	5,899,764
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26
(Call 06/30/26)(b)	2,355	2,170,326
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.88%, 03/20/27 (Call 12/20/26)(b)	5,391	4,987,291
		18,563,729
Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	5,716	5,519,871
3.80%, 04/15/26 (Call 02/15/26)(a)	3,557	3,436,974
3.95%, 01/15/27 (Call 10/15/26)	1,580	1,513,638
4.30%, 01/15/26 (Call 10/15/25)	1,576	1,535,916
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)(a)	4,626	4,160,479
1.45%, 09/15/26 (Call 08/15/26)	4,965	4,320,171
1.60%, 04/15/26 (Call 03/15/26)(a)	5,884	5,225,029
2.40%, 03/15/25 (Call 02/15/25)(a)	6,684	6,289,455
2.75%, 01/15/27 (Call 11/15/26)	5,768	5,220,950
2.95%, 01/15/25 (Call 12/15/24)	6,245	5,958,831
3.13%, 01/15/27 (Call 10/15/26)(a)	2,785	2,561,595
3.38%, 05/15/24 (Call 04/15/24)	6,958	6,776,914
3.38%, 10/15/26 (Call 07/15/26)(a)	7,596	7,080,337
3.55%, 07/15/27 (Call 04/15/27)	5,336	4,956,503
3.65%, 03/15/27 (Call 02/15/27)(a)	4,900	4,578,174
4.00%, 06/01/25 (Call 03/01/25)	6,768	6,570,575
4.40%, 02/15/26 (Call 11/15/25)	4,302	4,195,238
5.00%, 02/15/24(a)	7,970	7,958,341
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	2,731	2,514,921
2.95%, 05/11/26 (Call 02/11/26)	2,830	2,641,305
3.35%, 05/15/27 (Call 02/15/27)	3,252	3,023,993
3.45%, 06/01/25 (Call 03/03/25)	5,236	5,055,574
3.50%, 11/15/24 (Call 08/15/24)	2,650	2,581,658
3.50%, 11/15/25 (Call 08/15/25)(a)	2,009	1,923,392
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	7,710	6,995,112
3.20%, 01/15/25 (Call 10/15/24)	6,071	5,822,670
3.65%, 02/01/26 (Call 11/03/25)	8,114	7,718,296
3.80%, 02/01/24 (Call 11/01/23)(a)	5,693	5,578,157
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	2,200	1,925,601
4.10%, 10/01/24 (Call 07/01/24)(a)	1,581	1,521,507
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	4,577	4,434,199
3.85%, 02/01/25 (Call 11/01/24)	6,281	6,025,159
3.90%, 03/15/27 (Call 12/15/26)	3,059	2,804,818
4.13%, 06/15/26 (Call 03/15/26)	5,060	4,753,185
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	759	732,412
4.25%, 01/15/24 (Call 10/15/23)(a)	200	196,961
Corporate Office Properties LP, 2.25%, 03/15/26
(Call 02/15/26)(a)	2,371	2,082,435
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)(a)	8,300	7,182,519
3.20%, 09/01/24 (Call 07/01/24)(a)	9,685	9,396,094
3.65%, 09/01/27 (Call 06/01/27)	3,264	3,046,577
3.70%, 06/15/26 (Call 03/15/26)	6,458	6,151,197
4.00%, 03/01/27 (Call 12/01/26)	2,344	2,237,979
4.45%, 02/15/26 (Call 11/15/25)	7,904	7,726,731

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)(a)	$6,682	$6,080,957
2.90%, 03/15/27 (Call 02/15/27)	11,442	10,456,427
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)(a)	1,085	1,001,372
4.00%, 11/15/25 (Call 08/15/25)	841	810,792
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)(a)	7,126	6,647,428
5.55%, 01/15/28 (Call 12/15/27)(a)	2,110	2,116,240
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)(a)	2,000	1,882,585
4.50%, 06/01/27 (Call 03/01/27)	4,075	3,534,887
4.75%, 12/15/26 (Call 09/15/26)	2,620	2,336,922
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	15,526	13,852,099
1.25%, 07/15/25 (Call 06/15/25)	2,721	2,457,570
1.45%, 05/15/26 (Call 04/15/26)	5,140	4,530,668
1.80%, 07/15/27 (Call 05/15/27)	3,435	2,953,350
2.63%, 11/18/24 (Call 10/18/24)	7,175	6,829,706
2.90%, 11/18/26 (Call 09/18/26)(a)	4,621	4,223,728
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	3,417	3,166,866
3.25%, 08/01/27 (Call 05/01/27)(a)	3,065	2,825,390
3.38%, 06/01/25 (Call 03/01/25)(a)	1,781	1,713,646
Essex Portfolio LP
3.38%, 04/15/26 (Call 01/15/26)	3,280	3,089,186
3.50%, 04/01/25 (Call 01/01/25)(a)	3,670	3,541,037
3.63%, 05/01/27 (Call 02/01/27)(a)	2,606	2,446,600
3.88%, 05/01/24 (Call 02/01/24)	3,758	3,677,413
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	3,340	2,957,638
3.25%, 07/15/27 (Call 04/15/27)	2,399	2,197,391
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	3,566	3,405,586
5.25%, 06/01/25 (Call 03/01/25)(a)	7,057	6,911,268
5.38%, 04/15/26 (Call 01/15/26)	8,880	8,608,183
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)(a)	4,190	3,922,514
3.75%, 07/01/27 (Call 04/01/27)(a)	2,576	2,394,796
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)(a)	3,015	2,605,049
3.25%, 07/15/26 (Call 05/15/26)(a)	4,827	4,561,044
3.40%, 02/01/25 (Call 11/01/24)(a)	1,311	1,265,670
4.00%, 06/01/25 (Call 03/01/25)(a)	3,310	3,225,645
Highwoods Realty LP, 3.88%, 03/01/27
(Call 12/01/26)(a)	648	599,709
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)(a)	3,426	3,338,983
Series E, 4.00%, 06/15/25 (Call 03/15/25)	4,467	4,276,544
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	990	944,063
Hudson Pacific Properties LP, 3.95%, 11/01/27
(Call 08/01/27)	2,390	2,026,192
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)(a)	4,514	4,289,182
4.38%, 10/01/25 (Call 07/01/25)	1,850	1,782,542
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)(a)	3,119	3,020,658
2.80%, 10/01/26 (Call 07/01/26)(a)	3,987	3,670,346
3.25%, 08/15/26 (Call 05/15/26)(a)	2,360	2,180,708
3.30%, 02/01/25 (Call 12/01/24)(a)	4,942	4,755,365
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 04/01/27 (Call 01/01/27)	$2,775	$2,596,857
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	1,811	1,673,627
Kite Realty Group Trust, 4.00%, 03/15/25
(Call 12/15/24)	675	647,454
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(a)	4,502	4,250,245
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	2,423	2,097,467
3.60%, 06/01/27 (Call 03/01/27)(a)	100	95,051
3.75%, 06/15/24 (Call 03/15/24)(a)	1,774	1,733,782
4.00%, 11/15/25 (Call 08/15/25)	3,147	3,047,175
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	2,700	2,439,376
3.60%, 12/15/26 (Call 09/15/26)(a)	1,768	1,654,066
3.90%, 06/15/24 (Call 03/15/24)(a)	3,698	3,617,061
4.00%, 11/15/25 (Call 08/15/25)(a)	3,166	3,043,027
Office Properties Income Trust, 4.50%, 02/01/25
(Call 11/01/24)	4,858	4,303,642
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)(a)	4,140	4,026,334
4.50%, 04/01/27 (Call 01/01/27)	3,221	3,002,326
4.95%, 04/01/24 (Call 01/01/24)(a)	2,139	2,109,214
5.25%, 01/15/26 (Call 10/15/25)	4,504	4,396,635
Physicians Realty LP, 4.30%, 03/15/27
(Call 12/15/26)(a)	2,901	2,748,682
Piedmont Operating Partnership LP, 4.45%, 03/15/24
(Call 12/15/23)(a)	465	457,792
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)(a)	2,699	2,432,493
3.25%, 06/30/26(a)	2,899	2,756,811
3.25%, 10/01/26 (Call 07/01/26)(a)	2,504	2,364,715
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	4,260	3,768,219
1.50%, 11/09/26 (Call 10/09/26)	4,910	4,404,242
3.09%, 09/15/27 (Call 06/15/27)(a)	2,945	2,756,330
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,706	1,483,364
3.00%, 01/15/27 (Call 10/15/26)	4,479	4,153,824
3.88%, 07/15/24 (Call 04/15/24)(a)	3,638	3,567,262
3.88%, 04/15/25 (Call 02/15/25)(a)	3,959	3,875,137
3.95%, 08/15/27 (Call 05/15/27)	4,700	4,508,268
4.13%, 10/15/26 (Call 07/15/26)	5,957	5,790,785
4.60%, 02/06/24 (Call 11/06/23)(a)	3,389	3,372,209
4.63%, 11/01/25 (Call 09/01/25)	4,906	4,883,399
4.88%, 06/01/26 (Call 03/01/26)(a)	2,434	2,446,099
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)(a)	3,730	3,506,975
3.75%, 06/15/24 (Call 03/15/24)(a)	520	504,514
3.90%, 11/01/25 (Call 08/01/25)	2,225	2,110,616
Retail Opportunity Investments Partnership LP, 4.00%, 12/15/24 (Call 09/15/24)(a)	335	319,736
Sabra Health Care LP, 5.13%, 08/15/26
(Call 05/15/26)(a)	4,120	3,887,832
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	5,738	5,374,030
3.50%, 02/12/25 (Call 11/14/24)(a)(b)	5,620	5,371,763
3.63%, 01/28/26 (Call 12/28/25)(b)	6,267	5,867,655
3.75%, 03/23/27 (Call 12/23/26)(b)	4,335	3,985,545
Scentre Group Trust 2, 4.75%, 09/24/80
(Call 06/24/26)(a)(b)(c)	9,050	7,967,848
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	10,079	8,793,782

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.00%, 09/13/24 (Call 06/13/24)(a)	$8,013	$7,590,110
3.25%, 11/30/26 (Call 08/30/26)	2,001	1,882,454
3.30%, 01/15/26 (Call 10/15/25)	6,525	6,222,414
3.38%, 10/01/24 (Call 07/01/24)(a)	6,857	6,647,414
3.38%, 06/15/27 (Call 03/15/27)	3,645	3,418,869
3.50%, 09/01/25 (Call 06/01/25)(a)	9,363	9,006,484
3.75%, 02/01/24 (Call 11/01/23)	4,531	4,463,092
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	4,352	4,106,712
4.25%, 02/01/26 (Call 11/01/25)(a)	2,611	2,482,434
4.70%, 06/01/27 (Call 03/01/27)	3,423	3,217,339
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)	2,433	2,163,890
4.45%, 09/15/26 (Call 06/15/26)(a)	2,735	2,613,451
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)(a)	3,045	2,748,502
3.88%, 07/15/27 (Call 04/15/27)(a)	1,620	1,472,452
Trust Fibra Uno, 5.25%, 01/30/26 (Call 10/30/25)(a)(b)	1,907	1,773,319
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)(a)	1,511	1,387,048
3.50%, 07/01/27 (Call 04/01/27)	2,055	1,907,114
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	3,900	3,681,955
3.25%, 10/15/26 (Call 07/15/26)(a)	4,155	3,847,260
3.50%, 04/15/24 (Call 03/15/24)	3,524	3,425,099
3.50%, 02/01/25 (Call 11/01/24)(a)	4,797	4,602,503
3.75%, 05/01/24 (Call 02/01/24)(a)	3,479	3,391,440
3.85%, 04/01/27 (Call 01/01/27)(a)	2,146	2,021,004
4.13%, 01/15/26 (Call 10/15/25)	3,509	3,392,558
VICI Properties LP
4.38%, 05/15/25(a)	2,470	2,377,150
4.75%, 02/15/28 (Call 01/15/28)	10,630	10,020,476
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 01/03/23)(a)(b)	6,560	6,174,089
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	5,720	5,159,840
4.25%, 12/01/26 (Call 01/03/23)(a)(b)	9,944	9,249,717
4.50%, 09/01/26 (Call 06/01/26)(a)(b)	4,227	3,958,247
4.63%, 06/15/25 (Call 03/15/25)(b)	2,170	2,076,609
5.63%, 05/01/24 (Call 02/01/24)(b)	265	262,440
5.75%, 02/01/27 (Call 11/01/26)(b)	4,580	4,438,098
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(a)	3,285	2,776,469
3.50%, 01/15/25 (Call 11/15/24)	3,999	3,725,945
WEA Finance LLC, 2.88%, 01/15/27 (Call 11/15/26)(b)	5,809	4,976,567
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	7,777	7,367,646
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	3,450	3,141,196
3.63%, 03/15/24 (Call 02/15/24)(a)	7,467	7,315,183
4.00%, 06/01/25 (Call 03/01/25)(a)	10,482	10,230,718
4.25%, 04/01/26 (Call 01/01/26)(a)	5,884	5,719,678
Weyerhaeuser Co., 6.95%, 10/01/27(a)	350	375,242
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)(a)	3,120	3,034,791
4.25%, 10/01/26 (Call 07/01/26)(a)	1,998	1,922,641
4.60%, 04/01/24 (Call 01/01/24)(a)	4,431	4,404,245
		689,410,558
Retail — 1.7%
7-Eleven Inc.
0.80%, 02/10/24 (Call 01/03/23)(b)	16,413	15,571,496
Security	Par (000)	Value

Retail (continued)
0.95%, 02/10/26 (Call 01/10/26)(a)(b)	$11,692	$10,260,283
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)(a)	165	139,334
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(a)(b)	5,029	4,638,910
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)(a)	5,048	4,836,226
4.50%, 10/01/25 (Call 07/01/25)(a)	2,313	2,255,280
AutoZone Inc.
3.13%, 04/18/24 (Call 03/18/24)(a)	3,307	3,221,647
3.13%, 04/21/26 (Call 01/21/26)(a)	3,167	3,009,907
3.25%, 04/15/25 (Call 01/15/25)(a)	2,524	2,426,763
3.63%, 04/15/25 (Call 03/15/25)(a)	6,924	6,733,553
3.75%, 06/01/27 (Call 03/01/27)(a)	2,118	2,028,177
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	6,295	5,574,746
2.75%, 05/18/24 (Call 03/18/24)(a)	8,102	7,912,050
3.00%, 05/18/27 (Call 02/18/27)(a)	4,264	4,063,360
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27)(a)	2,968	2,837,696
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	4,246	4,087,050
4.15%, 11/01/25 (Call 08/01/25)(a)	4,658	4,560,915
4.25%, 09/20/24(a)	5,980	5,891,167
4.63%, 11/01/27 (Call 10/01/27)	3,850	3,819,015
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	10,126	9,921,227
El Puerto de Liverpool SAB de CV
3.88%, 10/06/26(a)(b)	260	247,000
3.95%, 10/02/24(b)	200	193,920
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(b)	120	108,438
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)(a)	2,873	2,681,211
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	7,133	6,572,507
2.50%, 04/15/27 (Call 02/15/27)(a)	5,434	5,039,788
2.70%, 04/15/25 (Call 03/15/25)(a)	4,015	3,858,867
2.80%, 09/14/27 (Call 06/14/27)(a)	6,366	5,957,806
2.88%, 04/15/27 (Call 03/15/27)(a)	6,304	5,914,959
3.00%, 04/01/26 (Call 01/01/26)	8,391	8,037,565
3.35%, 09/15/25 (Call 06/15/25)	10,652	10,350,738
3.75%, 02/15/24 (Call 11/15/23)(a)	9,044	8,960,684
4.00%, 09/15/25 (Call 08/15/25)	3,365	3,336,772
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	9,271	8,695,517
3.10%, 05/03/27 (Call 02/03/27)	11,120	10,442,443
3.13%, 09/15/24 (Call 06/15/24)(a)	4,350	4,228,654
3.35%, 04/01/27 (Call 03/01/27)(a)	5,700	5,409,110
3.38%, 09/15/25 (Call 06/15/25)	6,778	6,531,664
4.00%, 04/15/25 (Call 03/15/25)(a)	6,615	6,519,571
4.40%, 09/08/25	8,645	8,583,593
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	3,311	3,058,051
3.25%, 06/10/24(a)	4,488	4,403,105
3.30%, 07/01/25 (Call 06/01/25)(a)	7,473	7,268,210
3.38%, 05/26/25 (Call 02/26/25)(a)	6,987	6,801,749
3.50%, 03/01/27 (Call 12/01/26)(a)	5,500	5,290,808
3.50%, 07/01/27 (Call 05/01/27)	5,639	5,394,054
3.70%, 01/30/26 (Call 10/30/25)(a)	13,982	13,710,016
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)(a)	4,308	4,167,491
3.60%, 09/01/27 (Call 06/01/27)	150	142,552

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)(a)	$5,445	$4,789,310
3.38%, 09/15/24 (Call 06/15/24)(a)	2,526	2,449,911
4.60%, 04/15/25 (Call 03/15/25)	7,660	7,625,100
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	3,317	2,979,712
2.45%, 06/15/26 (Call 03/15/26)(a)	2,244	2,097,903
3.80%, 08/15/25 (Call 06/15/25)(a)	11,553	11,399,109
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	6,525	5,964,831
2.25%, 04/15/25 (Call 03/15/25)(a)	13,782	13,107,545
2.50%, 04/15/26(a)	8,549	8,057,024
3.50%, 07/01/24(a)	9,194	9,047,224
TJX Companies Inc. (The), 2.25%, 09/15/26
(Call 06/15/26)	3,504	3,249,940
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	9,739	9,325,435
3.80%, 11/18/24 (Call 08/18/24)(a)	5,000	4,905,218
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(a)	824	793,782
2.85%, 07/08/24 (Call 06/08/24)(a)	1,350	1,316,205
3.05%, 07/08/26 (Call 05/08/26)(a)	7,305	7,066,501
3.30%, 04/22/24 (Call 01/22/24)(a)	14,855	14,608,453
3.55%, 06/26/25 (Call 04/26/25)(a)	1,131	1,115,719
5.88%, 04/05/27(a)	190	203,188
		375,797,755
Savings & Loans — 0.2%
Nationwide Building Society
1.50%, 10/13/26(b)	9,914	8,601,614
2.97%, 02/16/28 (Call 02/16/27)(b)(c)	6,153	5,390,410
3.90%, 07/21/25(a)(b)	7,711	7,456,694
4.00%, 09/14/26(a)(b)	7,431	6,787,541
4.13%, 10/18/32 (Call 10/18/27)(a)(b)(c)	3,910	3,480,958
4.85%, 07/27/27(a)(b)	7,605	7,439,886
		39,157,103
Semiconductors — 1.6%
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)(a)	5,431	5,237,829
3.45%, 06/15/27(a)	3,265	3,103,763
3.50%, 12/05/26 (Call 09/05/26)	6,588	6,320,076
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	7,063	6,793,126
3.90%, 10/01/25 (Call 07/01/25)	6,471	6,375,175
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)(a)	5,282	5,109,786
3.88%, 01/15/27 (Call 10/15/26)	20,520	19,425,858
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)(a)	8,313	7,910,202
3.46%, 09/15/26 (Call 07/15/26)(a)	7,914	7,474,653
3.63%, 10/15/24 (Call 09/15/24)(a)	7,668	7,468,665
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	8,249	7,770,835
2.70%, 06/17/24 (Call 04/17/24)(a)	410	397,891
2.88%, 05/11/24 (Call 03/11/24)	7,007	6,838,718
3.15%, 05/11/27 (Call 02/11/27)(a)	6,631	6,298,753
3.40%, 03/25/25 (Call 02/25/25)(a)	14,072	13,732,191
3.70%, 07/29/25 (Call 04/29/25)(a)	19,203	18,832,465
3.75%, 03/25/27 (Call 01/25/27)(a)	6,345	6,172,409
3.75%, 08/05/27 (Call 07/05/27)	9,380	9,055,857
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	5,006	4,988,539
Security	Par (000)	Value

Semiconductors (continued)
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	$6,342	$6,193,070
3.80%, 03/15/25 (Call 12/15/24)	6,386	6,279,724
Marvell Technology Inc., 1.65%, 04/15/26
(Call 03/15/26)	6,409	5,659,046
Microchip Technology Inc.
0.97%, 02/15/24	5,012	4,742,210
0.98%, 09/01/24	11,197	10,352,779
4.25%, 09/01/25 (Call 01/03/23)(a)	11,266	10,959,133
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	6,561	6,272,658
4.98%, 02/06/26 (Call 12/06/25)	4,292	4,244,538
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	11,875	11,164,143
3.20%, 09/16/26 (Call 06/16/26)(a)	8,102	7,784,314
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(a)	9,086	8,996,931
5.35%, 03/01/26 (Call 01/01/26)(a)	3,718	3,699,547
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(a)	4,707	4,420,148
3.15%, 05/01/27 (Call 03/01/27)(a)	4,948	4,481,677
3.88%, 06/18/26 (Call 04/18/26)	6,359	6,041,720
4.40%, 06/01/27 (Call 05/01/27)(a)	1,750	1,673,133
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(a)(b)	2,208	2,023,533
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)(a)	9,777	9,540,690
3.25%, 05/20/27 (Call 02/20/27)(a)	10,433	9,965,397
3.45%, 05/20/25 (Call 02/20/25)	9,278	9,063,267
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(b)	3,319	3,038,355
2.17%, 11/25/26 (Call 10/25/26)(b)	5,956	5,127,812
SK Hynix Inc., 1.50%, 01/19/26(a)(b)	6,515	5,641,592
Skyworks Solutions Inc., 1.80%, 06/01/26
(Call 05/01/26)	4,494	3,923,981
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	3,605	3,200,287
1.38%, 03/12/25 (Call 02/12/25)	7,146	6,674,499
2.63%, 05/15/24 (Call 03/15/24)(a)	4,873	4,741,956
2.90%, 11/03/27 (Call 08/03/27)(a)	290	271,085
4.60%, 02/15/28 (Call 01/15/28)	1,680	1,690,312
4.70%, 11/18/24	2,900	2,902,952
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	10,071	8,945,184
3.88%, 04/22/27 (Call 03/22/27)(a)	4,550	4,392,001
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)(b)	9,732	8,631,970
1.00%, 09/28/27 (Call 07/28/27)(a)(b)	4,015	3,348,914
1.25%, 04/23/26 (Call 03/23/26)(a)(b)	8,711	7,721,082
4.38%, 07/22/27 (Call 06/22/27)(a)(b)	4,000	3,949,511
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	7,369	7,165,218
		364,231,160
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25
(Call 04/01/25)(a)	4,712	4,544,603

Software — 2.1%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)(a)	5,407	5,173,106
3.40%, 06/15/27 (Call 03/15/27)	662	628,416
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	4,946	4,694,827

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.15%, 02/01/27 (Call 12/01/26)	$5,815	$5,337,518
3.25%, 02/01/25 (Call 11/01/24)	8,665	8,472,564
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	3,451	3,247,674
4.38%, 06/15/25 (Call 03/15/25)(a)	1,881	1,860,315
Broadridge Financial Solutions Inc., 3.40%, 06/27/26
(Call 03/27/26)(a)	4,965	4,670,291
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)(a)	2,768	2,730,835
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	2,654	2,663,551
Fidelity National Information Services Inc.
0.60%, 03/01/24(a)	7,088	6,705,118
1.15%, 03/01/26 (Call 02/01/26)(a)	10,327	9,109,859
4.50%, 07/15/25(a)	6,116	6,026,045
4.70%, 07/15/27 (Call 06/15/27)(a)	9,390	9,217,644
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	6,439	5,749,043
2.75%, 07/01/24 (Call 06/01/24)	16,952	16,316,554
3.20%, 07/01/26 (Call 05/01/26)(a)	15,812	14,884,832
3.85%, 06/01/25 (Call 03/01/25)	8,706	8,449,877
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(a)(b)	6,643	6,030,146
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)(a)	6,627	6,057,321
1.35%, 07/15/27 (Call 05/15/27)	3,235	2,815,414
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	25,983	24,439,081
2.70%, 02/12/25 (Call 11/12/24)(a)	18,616	18,040,385
2.88%, 02/06/24 (Call 12/06/23)	17,136	16,826,983
3.13%, 11/03/25 (Call 08/03/25)(a)	12,182	11,833,972
3.30%, 02/06/27 (Call 11/06/26)	29,399	28,435,746
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)(a)	22,780	20,447,059
2.50%, 04/01/25 (Call 03/01/25)(a)	28,339	26,804,904
2.65%, 07/15/26 (Call 04/15/26)	20,968	19,317,113
2.80%, 04/01/27 (Call 02/01/27)	15,309	13,969,668
2.95%, 11/15/24 (Call 09/15/24)(a)	17,438	16,778,795
2.95%, 05/15/25 (Call 02/15/25)(a)	21,003	20,011,697
3.25%, 11/15/27 (Call 08/15/27)	5,000	4,611,576
3.40%, 07/08/24 (Call 04/08/24)(a)	19,479	19,015,569
5.80%, 11/10/25(a)	3,855	3,948,671
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	6,467	5,817,165
1.40%, 09/15/27 (Call 07/15/27)	6,410	5,478,427
2.35%, 09/15/24 (Call 08/15/24)	5,329	5,099,913
3.80%, 12/15/26 (Call 09/15/26)(a)	3,454	3,323,631
3.85%, 12/15/25 (Call 09/15/25)(a)	2,894	2,811,065
salesforce.com Inc., 0.63%, 07/15/24 (Call 01/03/23)	2,610	2,448,310
Take-Two Interactive Software Inc.
3.30%, 03/28/24(a)	3,670	3,572,419
3.55%, 04/14/25	8,695	8,384,588
3.70%, 04/14/27 (Call 03/14/27)	8,330	7,901,570
VMware Inc.
1.00%, 08/15/24 (Call 01/03/23)	10,085	9,390,426
1.40%, 08/15/26 (Call 07/15/26)(a)	11,934	10,495,582
3.90%, 08/21/27 (Call 05/21/27)	7,472	7,031,099
4.50%, 05/15/25 (Call 04/15/25)(a)	7,843	7,761,505
4.65%, 05/15/27 (Call 03/15/27)	4,214	4,110,948
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	6,990	6,608,059
		465,556,876
Security	Par (000)	Value

Telecommunications — 2.1%
AT&T Inc.
0.90%, 03/25/24 (Call 12/12/22)	$12,489	$11,855,185
1.70%, 03/25/26 (Call 03/25/23)(a)	25,242	22,752,358
2.30%, 06/01/27 (Call 04/01/27)(a)	15,768	14,191,271
2.95%, 07/15/26 (Call 04/15/26)(a)	3,923	3,683,453
3.80%, 02/15/27 (Call 11/15/26)(a)	6,690	6,441,090
3.88%, 01/15/26 (Call 10/15/25)(a)	4,074	3,993,703
4.25%, 03/01/27 (Call 12/01/26)(a)	12,729	12,496,523
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24	4,634	4,390,979
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)(b)	5,014	4,991,638
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	7,863	7,635,560
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	9,072	8,596,301
2.95%, 02/28/26	7,400	7,104,895
3.50%, 06/15/25	6,265	6,134,859
3.63%, 03/04/24(a)	9,675	9,569,282
Deutsche Telekom International Finance BV, 3.60%, 01/19/27 (Call 10/19/26)(a)(b)	12,268	11,702,925
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(a)(b)	2,862	2,776,140
Juniper Networks Inc., 1.20%, 12/10/25
(Call 11/10/25)(a)	3,394	3,029,086
KT Corp., 2.50%, 07/18/26(a)(b)	200	183,035
Motorola Solutions Inc.
4.00%, 09/01/24(a)	903	890,838
7.50%, 05/15/25	328	339,350
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(b)	8,002	7,368,429
1.45%, 05/05/26 (Call 04/05/26)(a)(b)	11,276	9,987,491
1.63%, 01/08/27 (Call 12/08/26)(a)(b)	6,610	5,739,984
NTT Finance Corp.
0.58%, 03/01/24(a)(b)	5,293	5,010,093
1.16%, 04/03/26 (Call 03/03/26)(b)	23,324	20,717,091
4.14%, 07/26/24(a)(b)	2,375	2,339,469
4.24%, 07/25/25(b)	3,625	3,567,929
4.37%, 07/27/27 (Call 06/27/27)(a)(b)	1,605	1,582,742
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)(b)	1,487	1,429,182
5.00%, 10/19/25(b)	9,550	9,552,006
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	3,817	3,506,947
2.95%, 03/15/25 (Call 03/15/23)(b)	10,510	9,975,468
3.20%, 03/15/27 (Call 02/15/27)(a)(b)	9,640	8,995,397
3.63%, 12/15/25 (Call 09/15/25)(a)	7,040	6,701,183
5.25%, 03/15/82 (Call 03/15/27)(b)(c)	4,050	3,547,777
SK Telecom Co. Ltd., 6.63%, 07/20/27(b)	1,000	1,062,865
Telefonica Emisiones SA, 4.10%, 03/08/27	11,371	10,847,328
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	5,674	5,491,713
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	4,497	4,163,882
3.70%, 09/15/27 (Call 06/15/27)(a)	3,420	3,265,401
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	9,099	8,152,531
2.25%, 02/15/26 (Call 02/15/23)	8,835	8,089,525
2.63%, 04/15/26 (Call 04/15/23)	11,730	10,757,624
3.50%, 04/15/25 (Call 03/15/25)	25,782	24,962,282
3.75%, 04/15/27 (Call 02/15/27)	30,197	28,604,334
5.38%, 04/15/27 (Call 12/12/22)(a)	5,495	5,458,247

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
0.75%, 03/22/24(a)	$10,400	$9,886,889
0.85%, 11/20/25 (Call 10/20/25)	19,604	17,593,447
1.45%, 03/20/26 (Call 02/20/26)(a)	18,805	17,009,782
2.63%, 08/15/26(a)	12,597	11,723,824
3.00%, 03/22/27 (Call 01/22/27)	4,885	4,581,081
3.38%, 02/15/25	16,696	16,296,841
3.50%, 11/01/24 (Call 08/01/24)(a)	12,812	12,542,233
4.13%, 03/16/27(a)	17,430	17,097,656
Vodafone Group PLC, 4.13%, 05/30/25(a)	15,572	15,371,718
		475,738,862
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	6,068	5,806,144
3.50%, 09/15/27 (Call 06/15/27)(a)	3,430	3,180,692
3.55%, 11/19/26 (Call 09/19/26)(a)	5,173	4,863,300
		13,850,136
Transportation — 1.0%
AP Moller - Maersk A/S, 3.88%, 09/28/25
(Call 06/28/25)(a)(b)	4,966	4,811,755
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	4,920	4,738,418
3.25%, 06/15/27 (Call 03/15/27)	2,080	1,978,837
3.40%, 09/01/24 (Call 06/01/24)	4,484	4,380,767
3.65%, 09/01/25 (Call 06/01/25)(a)	3,568	3,474,649
3.75%, 04/01/24 (Call 01/01/24)(a)	6,000	5,920,566
7.00%, 12/15/25(a)	1,978	2,116,350
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)(a)	4,048	3,826,257
2.95%, 11/21/24 (Call 08/21/24)	2,042	1,963,152
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 01/03/23)(a)	8,725	8,124,769
1.75%, 12/02/26 (Call 11/02/26)	6,010	5,370,915
2.90%, 02/01/25 (Call 11/01/24)(a)	6,504	6,231,160
3.70%, 02/01/26 (Call 11/01/25)(a)	2,155	2,078,046
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)(a)	5,552	5,178,326
3.25%, 06/01/27 (Call 03/01/27)	4,740	4,469,851
3.35%, 11/01/25 (Call 08/01/25)	4,758	4,587,807
3.40%, 08/01/24 (Call 05/01/24)(a)	6,477	6,326,833
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)(a)	4,582	4,373,869
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)(a)	665	654,612
3.88%, 03/01/26 (Call 01/01/26)(a)	4,661	4,532,029
Kansas City Southern, 3.13%, 06/01/26
(Call 03/01/26)(a)	1,863	1,747,552
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27
(Call 03/06/27)(b)	5,055	4,610,918
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)(a)	4,962	4,669,793
3.15%, 06/01/27 (Call 03/01/27)(a)	595	554,973
3.65%, 08/01/25 (Call 06/01/25)	2,160	2,099,049
5.59%, 05/17/25(a)	1,496	1,516,022
7.80%, 05/15/27(a)	1,340	1,501,567
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(b)	11,540	11,208,225
4.88%, 10/01/24(b)	6,327	6,226,654
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,729	2,421,067
2.50%, 09/01/24 (Call 08/01/24)	5,603	5,336,461
Security	Par (000)	Value

Transportation (continued)
2.85%, 03/01/27 (Call 02/01/27)(a)	$4,125	$3,707,147
2.90%, 12/01/26 (Call 10/01/26)	626	573,823
3.35%, 09/01/25 (Call 08/01/25)(a)	3,670	3,492,430
3.65%, 03/18/24 (Call 02/18/24)(a)	5,656	5,537,244
4.30%, 06/15/27 (Call 05/15/27)(a)	2,792	2,628,549
4.63%, 06/01/25 (Call 05/01/25)(a)	4,302	4,238,794
TTX Co., 3.60%, 01/15/25(a)(b)	1,742	1,684,751
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	615	560,990
2.75%, 03/01/26 (Call 12/01/25)(a)	5,463	5,207,035
3.00%, 04/15/27 (Call 01/15/27)(a)	4,943	4,641,185
3.15%, 03/01/24 (Call 02/01/24)(a)	6,280	6,164,467
3.25%, 01/15/25 (Call 10/15/24)(a)	3,606	3,516,829
3.25%, 08/15/25 (Call 05/15/25)	5,021	4,850,448
3.65%, 02/15/24 (Call 11/15/23)(a)	3,543	3,494,227
3.75%, 03/15/24 (Call 12/15/23)(a)	3,674	3,623,737
3.75%, 07/15/25 (Call 05/15/25)(a)	4,762	4,680,482
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	4,358	4,183,846
2.40%, 11/15/26 (Call 08/15/26)(a)	2,207	2,049,216
2.80%, 11/15/24 (Call 09/15/24)	4,823	4,660,535
3.05%, 11/15/27 (Call 08/15/27)(a)	176	167,878
3.90%, 04/01/25 (Call 03/01/25)	8,687	8,571,136
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	10,695	9,497,811
3.95%, 09/09/27 (Call 08/09/27)(a)	8,915	8,858,828
		223,622,637
Trucking & Leasing — 0.4%
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(b)	8,119	7,557,692
2.63%, 03/20/25 (Call 02/20/25)(b)	12,667	11,751,556
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(a)	1,860	1,768,881
3.25%, 09/15/26 (Call 06/15/26)(a)	2,124	1,963,147
3.85%, 03/30/27 (Call 12/30/26)(a)	1,590	1,493,244
4.35%, 02/15/24 (Call 01/15/24)	2,215	2,187,279
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(a)(b)	6,727	5,916,291
1.70%, 06/15/26 (Call 05/15/26)(b)	8,455	7,388,257
2.70%, 11/01/24 (Call 10/01/24)(b)	4,957	4,662,076
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	3,847	3,541,117
3.45%, 07/01/24 (Call 06/01/24)(b)	6,917	6,667,254
3.90%, 02/01/24 (Call 01/01/24)(b)	5,080	4,969,253
3.95%, 03/10/25 (Call 01/10/25)(b)	6,499	6,263,165
4.00%, 07/15/25 (Call 06/15/25)(a)(b)	3,829	3,670,555
4.20%, 04/01/27 (Call 01/01/27)(a)(b)	2,482	2,342,448
4.40%, 07/01/27 (Call 06/01/27)(b)	3,675	3,496,028
4.45%, 01/29/26 (Call 11/29/25)(b)	3,402	3,281,198
5.88%, 11/15/27 (Call 10/15/27)(b)	1,640	1,655,344
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(a)(b)	5,341	4,524,643
3.55%, 04/15/24 (Call 03/15/24)(a)(b)	5,247	5,065,332
		90,164,760
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(a)	3,970	3,360,875
3.38%, 01/20/27 (Call 12/20/26)	2,420	2,062,190
		5,423,065

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)(a)	$4,157	$3,841,319
3.00%, 12/01/26 (Call 09/01/26)	75	69,961
3.40%, 03/01/25 (Call 12/01/24)(a)	4,060	3,944,481
3.85%, 03/01/24 (Call 12/01/23)	1,422	1,402,927
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(a)(b)	815	797,496
		10,056,184

Total Corporate Bonds & Notes — 98.8%
(Cost: $23,887,699,983)		22,380,121,071

Foreign Government Obligations(f)

Japan — 0.0%
Development Bank of Japan Inc.
0.50%, 03/04/24(b)	1,215	1,149,329
1.75%, 02/18/25(b)	1,395	1,307,869
		2,457,198
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(a)(b)	9,020	8,199,360

South Korea — 0.3%
Korea Electric Power Corp.
1.13%, 06/15/25(a)(b)	2,319	2,090,618
3.63%, 06/14/25(b)	3,000	2,870,592
4.00%, 06/14/27(b)	3,050	2,905,819
5.38%, 04/06/26(b)	3,000	3,021,840
7.00%, 02/01/27	64	68,678
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	4,931	4,308,829
2.25%, 07/18/26(a)(b)	2,865	2,608,267
3.13%, 07/20/27(a)(b)	1,090	995,393
3.50%, 07/02/26(b)	4,650	4,433,914
3.88%, 02/12/24(a)(b)	584	575,614
3.88%, 07/13/27(b)	3,000	2,873,417
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	4,080	3,582,236
3.13%, 07/25/27(a)(b)	3,048	2,765,008
4.25%, 07/27/27(b)	3,250	3,102,774
Korea National Oil Corp.
1.25%, 04/07/26(b)	3,000	2,654,306
1.75%, 04/18/25(a)(b)	5,000	4,593,594
Security	Par/ Shares (000)	Value

South Korea (continued)
2.13%, 04/18/27(b)	$5,000	$4,416,969
2.50%, 10/24/26(b)	4,609	4,207,528
2.63%, 04/14/26(b)	1,966	1,832,187
3.25%, 07/10/24(b)	424	409,101
3.25%, 10/01/25(b)	1,734	1,634,157
3.38%, 03/27/27(b)	3,000	2,793,210
		58,744,051

Total Foreign Government Obligations — 0.3%
(Cost: $74,740,811)		69,400,609

Total Long-Term Investments — 99.1%
(Cost: $23,962,440,794)		22,449,521,680

Short-Term Securities

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(g)(h)(i)	1,476,523	1,476,670,982
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(g)(h)	39,150	39,150,000

Total Short-Term Securities — 6.7%
(Cost: $1,515,472,928)		1,515,820,982

Total Investments — 105.8%
(Cost: $25,477,913,722)		23,965,342,662

Liabilities in Excess of Other Assets — (5.8)%		(1,307,221,533)

Net Assets — 100.0%		$22,658,121,129

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity. (g) Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,304,813,663	$171,931,958	(a)	$—		$(342,414)	$267,775	$1,476,670,982	1,476,523	$3,004,472	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	268,646,000	—		(229,496,000	)(a)	—	—	39,150,000	39,150	539,034		—
						$(342,414)	$267,775	$1,515,820,982		$3,543,506		$—

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
November 30, 2022

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$22,380,121,071	$—	$22,380,121,071
Foreign Government Obligations	—	69,400,609	—	69,400,609
Money Market Funds	1,515,820,982	—	—	1,515,820,982
	$1,515,820,982	$22,449,521,680	$—	$23,965,342,662

Portfolio Abbreviation

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate